AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 57.08%
CONSUMER DISCRETIONARY - 7.69%
Auto Components - 1.09%
Goodyear Tire & Rubber Co.	97,100	$2,926
Johnson Controls, Inc.	198,100	9,025

		11,951

Automobiles - 3.18%
Ford Motor Co.	355,300	5,269
General Motors Co.	398,379	12,553
Harley-Davidson, Inc.	29,100	1,697
Honda Motor Co., Ltd., Sponsored ADRA	101,100	3,433
Toyota Motor Corp., Sponsored ADRA	89,600	11,958

		34,910

Hotels, Restaurants & Leisure - 0.11%
Carnival Corp.	23,200	1,236

Household Durables - 0.30%
Koninklijke Philips Electronics N.V.	39,451	1,097
Stanley Black & Decker, Inc.	15,500	1,635
Tupperware Brands Corp.	9,300	544

		3,276

Media - 1.27%
Comcast Corp., Special, Class A	76,400	4,762
Discovery Communications, Inc.B	65,600	2,166
Interpublic Group of Cos., Inc.	98,400	2,096
Omnicom Group, Inc.	13,800	1,009
Tribune Media Co., Class A	78,600	3,969

		14,002

Multiline Retail - 1.37%
Michael Kors Holdings Ltd.B	152,100	6,387
Nordstrom, Inc.	21,800	1,664
Target Corp.	85,500	6,997

		15,048

Specialty Retail - 0.37%
Bed Bath & Beyond, Inc.B	46,100	3,008
Lowe’s Cos., Inc.	15,000	1,040

		4,048

Total Consumer Discretionary		84,471

CONSUMER STAPLES - 2.42%
Beverages - 0.13%
Diageo PLC, Sponsored ADRA C	13,080	1,469

Food & Drug Retailing - 0.65%
Sysco Corp.	30,400	1,104
Wal-Mart Stores, Inc.	83,600	6,017

		7,121

Food Products - 0.24%
Bunge Ltd.	13,100	1,046
Kellogg Co.	24,500	1,621

		2,667

	Shares	Fair Value
		(000’s)
Tobacco - 1.40%
Altria Group, Inc.	66,100	$3,595
Imperial Tobacco Group PLC, ADRA C	47,000	4,924
Philip Morris International, Inc.	79,900	6,834

		15,353

Total Consumer Staples		26,610

ENERGY - 6.65%
Energy Equipment & Services - 1.14%
Cobalt International Energy, Inc.B	536,800	4,139
Halliburton Co.	139,600	5,834
Schlumberger Ltd.	30,300	2,509

		12,482

Oil & Gas - 5.51%
Apache Corp.	44,600	2,045
BP PLC, Sponsored ADRA C	239,834	8,868
Canadian Natural Resources Ltd.	192,300	4,688
Cimarex Energy Co.	31,200	3,249
ConocoPhillips	64,090	3,226
Continental Resources, Inc.B	88,500	2,957
Devon Energy Corp.	39,300	1,942
Hess Corp.	59,200	3,493
Kosmos Energy Ltd.B	165,300	1,190
Marathon Oil Corp.	272,000	5,715
Marathon Petroleum Corp.	69,400	3,794
Murphy Oil Corp.	78,000	2,558
Occidental Petroleum Corp.	89,000	6,248
Phillips 66	68,295	5,429
Royal Dutch Shell PLC, Class A, ADRA C	72,781	4,183
Seadrill Ltd.	110,000	980

		60,565

Total Energy		73,047

FINANCIALS - 15.54%
Banks - 1.47%
Bank of New York Mellon Corp.	26,200	1,137
Citizens Financial Group	118,600	3,092
PNC Financial Services Group, Inc.	92,325	9,065
SunTrust Banks, Inc.	63,200	2,802

		16,096

Diversified Financials - 10.56%
American Express Co.	52,800	4,016
Bank of America Corp.	1,364,180	24,391
Blackstone Group, LPD	84,600	3,321
Capital One Financial Corp.	95,500	7,764
Citigroup, Inc.	409,770	23,954
Goldman Sachs Group, Inc.	10,600	2,174
JPMorgan Chase & Co.	295,634	20,259
KKR & Co., LPD	249,000	5,951
Morgan Stanley	30,100	1,169
Nomura Holdings, Inc.	389,300	2,803
Santander Consumer USA Holdings, Inc.	169,100	4,089
SLM Corp.	196,400	1,793
State Street Corp.	20,700	1,585
Wells Fargo & Co.	219,398	12,697

		115,966

	Shares	Fair Value
		(000’s)
Insurance - 3.21%
Allstate Corp.	22,800	$1,572
American International Group, Inc.	154,600	9,913
Berkshire Hathaway, Inc., Class BB	40,673	5,806
Chubb Corp.	33,500	4,165
MetLife, Inc.	185,700	10,351
Unum Group	90,100	3,229
XL Group PLCC	6,500	247

		35,283

Real Estate - 0.30%
Hatteras Financial Corp.E	123,800	2,013
Two Harbors Investment Corp.E	121,400	1,241

		3,254

Total Financials		170,599

HEALTH CARE - 7.55%
Biotechnology - 0.23%
Keryx Biopharmaceuticals, Inc.B	150,000	1,197
PTC Therapeutics, Inc.B	25,800	1,321

		2,518

Health Care Equipment & Supplies - 1.26%
Medtronic PLCC	149,928	11,753
Zimmer Biomet Holdings, Inc.	20,400	2,123

		13,876

Health Care Providers & Services - 1.20%
Anthem, Inc.	54,100	8,346
Express Scripts Holding Co.B	32,200	2,900
Humana, Inc.	10,400	1,894

		13,140

Pharmaceuticals - 4.86%
AbbVie, Inc.	54,500	3,816
Endo International PLCB C	22,600	1,978
GlaxoSmithKline PLC, Sponsored ADRA C	127,400	5,534
Horizon Pharma PLCB C	71,300	2,627
Jazz Pharmaceuticals PLCB C	7,400	1,423
Johnson & Johnson	48,400	4,850
Merck & Co., Inc.	145,400	8,573
Mylan N.V.B	43,400	2,430
3Pfizer, Inc.	278,054	10,027
Sanofi, ADRA	206,000	11,122
ZS Pharma, Inc.B	17,600	1,051

		53,431

Total Health Care		82,965

INDUSTRIALS - 5.26%
Aerospace & Defense - 1.71%
Boeing Co.	18,200	2,624
General Dynamics Corp.	35,600	5,309
Raytheon Co.	44,700	4,876
Rockwell Collins, Inc.	22,900	1,938
United Technologies Corp.	39,900	4,002

		18,749

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 0.11%
Covanta Holding Corp.	61,400	$1,212

Construction & Engineering - 0.52%
AECOM Technology Corp.B	79,200	2,442
Chicago Bridge & Iron Co., N.V.	60,800	3,231

		5,673

Diversified Manufacturing - 0.20%
Eaton Corp., PLCC	36,800	2,229

Electrical Equipment - 0.18%
Emerson Electric Co.	38,200	1,977

Industrial Conglomerates - 0.38%
Honeywell International, Inc.	40,200	4,223

Machinery - 2.16%
Caterpillar, Inc.	24,800	1,950
CNH Industrial N.V.	333,700	2,993
Cummins, Inc.	33,000	4,274
Oshkosh Corp.	60,800	2,222
PACCAR, Inc.	31,600	2,049
Parker Hannifin Corp.	23,200	2,616
Reliance Steel & Aluminum Co.	67,600	4,097
Terex Corp.	74,288	1,646
Xylem, Inc.	53,700	1,854

		23,701

Total Industrials		57,764

INFORMATION TECHNOLOGY - 6.36%
Communications Equipment - 1.46%
ARRIS Group, Inc.B	75,820	2,344
Cisco Systems, Inc.	271,100	7,705
Corning, Inc.	320,200	5,981

		16,030

Computers & Peripherals - 0.58%
Hewlett-Packard Co.	107,200	3,272
International Business Machines Corp.	12,500	2,025
Teradata Corp.B	28,600	1,061

		6,358

Semiconductor Equipment & Products - 1.84%
Applied Materials, Inc.	136,700	2,373
Intel Corp.	63,800	1,847
Lam Research Corp.	35,500	2,729
Micron Technology, Inc.B	352,700	6,528
Qualcomm, Inc.	86,800	5,589
Texas Instruments, Inc.	22,400	1,120

		20,186

Software - 2.48%
Check Point Software Technologies Ltd.B	26,200	2,116
Microsoft Corp.	250,000	11,675
Navient Corp.	96,400	1,513
Oracle Corp.	301,100	12,027

		27,331

Total Information Technology		69,905

	Shares	Fair Value
		(000’s)
MATERIALS - 1.10%
Chemicals - 0.57%
Air Products & Chemicals, Inc.	800	$114
Dow Chemical Co.	47,500	2,235
Eastman Chemical Co.	51,000	3,999

		6,348

Containers & Packaging - 0.11%
Packaging Corp of America	17,200	1,218

Metals & Mining - 0.19%
Rio Tinto PLC, Sponsored ADRA C	53,500	2,066

Paper & Forest Products - 0.23%
Louisiana-Pacific Corp.B	167,800	2,473

Total Materials		12,105

TELECOMMUNICATION SERVICES - 2.75%
Diversified Telecommunication Services - 1.64%
AT&T, Inc.	115,077	3,998
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	311,100	3,338
Verizon Communications, Inc.	226,408	10,593

		17,929

Wireless Telecommunication Services - 1.11%
China Mobile Ltd., Sponsored ADRA	100,800	6,552
Vodafone Group PLC, Sponsored ADRA C	150,445	5,684

		12,236

Total Telecommunication Services		30,165

UTILITIES - 1.76%
Electric - 1.76%
Calpine Corp.B	255,200	4,671
CenterPoint Energy, Inc.	148,400	2,870
Entergy Corp.	49,400	3,508
NRG Energy, Inc.	96,500	2,166
PPL Corp.	51,800	1,648
Public Service Enterprise Group, Inc.	51,500	2,146
Southern Co.	52,200	2,335

Total Utilities		19,344

Total Common Stock (Cost $522,442)		626,975

PREFERRED STOCK - 0.44%
FINANCIALS - 0.32%
Insurance - 0.17%
Allstate Corp., 1.00%, Due 1/15/2053	68,300	1,775

Real Estate - 0.15%
Public Storage, Inc., 5.75%, Due 12/31/2049	68,900	1,700

Total Financials		3,475

	Shares	Fair Value
		(000’s)
SERVICE - 0.12%
Cable/Broadcasting/Satellite - 0.12%
Comcast Corp., 5.00%, Due 12/15/2061	52,500	$1,356

Total Preferred Stock (Cost $4,943)		4,831

	Par Amount
	(000’s)

CORPORATE OBLIGATIONS 10.86%
MANUFACTURING - 2.06%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	$175	173
Altera Corp., 2.50%, Due 11/15/2018	75	76
American Honda Finance Corp., 3.875%, Due 9/21/2020F	250	268
Apple, Inc., 2.40%, Due 5/3/2023	740	707
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024F	650	655
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	285	287
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	480	485
Cummins, Inc., 3.65%, Due 10/1/2023	215	225
Daimler Finance North America LLC,
2.25%, Due 9/3/2019F G	350	348
2.45%, Due 5/18/2020F G	650	645
Delphi Corp., 4.15%, Due 3/15/2024	410	424
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	394
4.125%, Due 11/15/2021	300	315
3.50%, Due 10/1/2024	400	391
Eaton Corp., PLC,
5.60%, Due 5/15/2018C	205	225
2.75%, Due 11/2/2022C	200	194
Eaton Electric Holdings LLC, 3.875%, Due 12/15/2020G	385	406
EMC Corp., 1.875%, Due 6/1/2018	560	561
Ford Motor Credit Co. LLC,
0.912%, Due 3/27/2017G H	800	797
1.186%, Due 6/15/2018H	980	980
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017G	300	311
5.875%, Due 8/2/2021G	400	451
General Electric Co., 5.25%, Due 12/6/2017	285	310
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	326
4.05%, Due 9/15/2022	300	306
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	300	300

	Par Amount	Fair Value
	(000’s)	(000’s)
Intel Corp., 3.30%, Due 10/1/2021	$315	$326
John Deere Capital Corp.,
1.05%, Due 10/11/2016	380	381
1.30%, Due 3/12/2018	465	463
Johnson Controls, Inc., 5.00%, Due 3/30/2020	320	350
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	270	294
LYB International Finance BV, 4.00%, Due 7/15/2023	400	407
Microsoft Corp., 3.75%, Due 2/12/2045	490	448
Monsanto Co.,
1.15%, Due 6/30/2017	645	640
4.40%, Due 7/15/2044	385	343
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019F	600	607
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	166
3.85%, Due 4/15/2045	525	463
Nucor Corp.,
4.125%, Due 9/15/2022	205	212
4.00%, Due 8/1/2023	210	212
Oracle Corp.,
2.25%, Due 10/8/2019	425	428
3.25%, Due 5/15/2030	1,300	1,205
4.30%, Due 7/8/2034	425	426
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	291
2.20%, Due 9/15/2019	245	247
Pentair Finance S.A., 3.15%, Due 9/15/2022	265	258
Qualcomm, Inc., 3.00%, Due 5/20/2022	260	253
Rio Tinto Finance USA Ltd., 3.75%, Due 6/15/2025	520	508
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	1,095	1,099
United Technologies Corp.,
1.80%, Due 6/1/2017	535	542
6.125%, Due 7/15/2038	450	554
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019F G	650	652
Xerox Corp., 2.95%, Due 3/15/2017	150	153
Xilinx, Inc., 2.125%, Due 3/15/2019	180	180

		22,668

FINANCE - 4.77%
ABN AMRO Bank N.V., 1.80%, Due 6/4/2018F	600	600
AEGON Funding Co., LLC, 5.75%, Due 12/15/2020G	350	397

	Par Amount	Fair Value
	(000’s)	(000’s)
Aetna, Inc., 4.75%, Due 3/15/2044	$295	$295
American Express Co., 4.05%, Due 12/3/2042	390	366
American Express Credit Corp.,
2.375%, Due 3/24/2017	470	478
2.125%, Due 3/18/2019	485	487
American International Group, Inc.,
4.875%, Due 6/1/2022	600	663
4.50%, Due 7/16/2044	280	269
Bank of America Corp.,
7.80%, Due 9/15/2016	700	749
2.60%, Due 1/15/2019	975	987
4.125%, Due 1/22/2024	400	414
6.11%, Due 1/29/2037	365	418
5.00%, Due 1/21/2044	645	679
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	640	640
2.20%, Due 3/4/2019	480	483
Barclays Bank PLC,
0.821%, Due 12/9/2016C H	895	895
3.75%, Due 5/15/2024C	1,200	1,215
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018G	945	1,067
BNP Paribas S.A., 3.60%, Due 2/23/2016	320	325
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	540	543
Capital One Financial Corp., 2.45%, Due 4/24/2019	360	360
Citigroup, Inc.,
0.822%, Due 3/10/2017H	310	309
0.985%, Due 4/27/2018H	875	872
8.50%, Due 5/22/2019	1,300	1,585
4.40%, Due 6/10/2025	1,295	1,305
5.875%, Due 1/30/2042	300	352
CNA Financial Corp., 7.35%, Due 11/15/2019	385	455
Deutsche Bank AG/London, 0.887%, Due 2/13/2017H	1,545	1,542
ERP Operating LP, 3.00%, Due 4/15/2023I	205	200
Fifth Third Bancorp, 0.701%, Due 12/20/2016H	1,000	995
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	414
6.00%, Due 8/7/2019	350	402
5.50%, Due 1/8/2020	250	284
5.30%, Due 2/11/2021	205	232
3.10%, Due 1/9/2023	805	809
5.875%, Due 1/14/2038	240	294
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	325	332
6.25%, Due 9/1/2017	650	710

	Par Amount	Fair Value
	(000’s)	(000’s)
5.95%, Due 1/18/2018	$590	$648
1.374%, Due 11/15/2018H	3,410	3,430
6.00%, Due 6/15/2020	175	201
5.75%, Due 1/24/2022	800	916
3.50%, Due 1/23/2025	245	240
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	240	254
5.25%, Due 1/15/2022E	285	312
Humana, Inc., 3.15%, Due 12/1/2022	480	468
ING Bank N.V., 3.75%, Due 3/7/2017F	400	415
JPMorgan Chase & Co.,
0.616%, Due 6/13/2016H	415	414
3.625%, Due 5/13/2024	1,200	1,205
3.875%, Due 9/10/2024	430	425
5.50%, Due 10/15/2040	650	736
KeyCorp, 5.10%, Due 3/24/2021	255	283
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023F	310	320
Liberty Mutual Insurance Co., 7.875%, Due 10/15/2026F	1,500	1,822
Macquarie Bank Ltd., 0.925%, Due 10/27/2017F H	820	819
Macquarie Group Ltd., 1.297%, Due 1/31/2017F H	1,060	1,065
MetLife, Inc.,
6.375%, Due 6/15/2034	350	437
4.721%, Due 12/15/2044	400	416
Morgan Stanley,
1.575%, Due 4/25/2018H	3,405	3,452
7.30%, Due 5/13/2019	750	882
5.625%, Due 9/23/2019	350	392
2.65%, Due 1/27/2020	735	738
4.35%, Due 9/8/2026	435	434
Nordea Bank AB, 4.875%, Due 1/27/2020F	250	278
PNC Funding Corp., 3.30%, Due 3/8/2022	425	436
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	356
4.60%, Due 5/15/2044	650	640
Simon Property Group LP,
2.20%, Due 2/1/2019I	635	642
3.375%, Due 10/1/2024I	650	651
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	420	432
Toronto Dominion Bank, 2.625%, Due 9/10/2018	585	600
UBS AG, 5.875%, Due 12/20/2017	611	670
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	325
3.95%, Due 10/15/2042	215	197

	Par Amount	Fair Value
	(000’s)	(000’s)
US Bancorp, 1.95%, Due 11/15/2018	$950	$959
Ventas Realty LP, 5.70%, Due 9/30/2043I	175	190
Wachovia Corp., 0.659%, Due 10/15/2016H	400	399
Wells Fargo & Co.,
2.15%, Due 1/15/2019	265	267
2.15%, Due 1/30/2020	325	323
4.30%, Due 7/22/2027	265	270
3.90%, Due 5/1/2045	650	597

		52,378

CONSUMER - 0.27%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	336
2.85%, Due 8/9/2022	350	339
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	125	186
General Mills, Inc., 2.20%, Due 10/21/2019	950	948
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022F	310	313
5.00%, Due 7/15/2035F	310	321
Reynolds American, Inc., 5.85%, Due 8/15/2045	170	183
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042F	300	314

		2,940

SERVICE - 1.26%
AbbVie, Inc.,
1.75%, Due 11/6/2017	305	305
2.90%, Due 11/6/2022	220	213
Actavis Funding SCS, 4.55%, Due 3/15/2035	150	141
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024F	650	624
Baxalta, Inc., 4.00%, Due 6/23/2025F	310	307
Baxter International, Inc., 1.85%, Due 6/15/2018	355	354
Bayer US Finance LLC, 2.375%, Due 10/8/2019F G	300	302
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	355	354
3.875%, Due 5/15/2024	310	316
Cardinal Health, Inc., 3.20%, Due 3/15/2023	445	439
CBS Corp., 3.375%, Due 3/1/2022	700	690
Celgene Corp., 5.25%, Due 8/15/2043	185	193
Comcast Corp.,
5.875%, Due 2/15/2018	535	594
6.55%, Due 7/1/2039	450	568

	Par Amount	Fair Value
	(000’s)	(000’s)
CVS Health Corp., 1.90%, Due 7/20/2018	$395	$397
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040G	155	169
eBay, Inc., 1.35%, Due 7/15/2017	350	347
Genzyme Corp., 5.00%, Due 6/15/2020	275	311
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017C	725	730
Home Depot, Inc., 2.70%, Due 4/1/2023	190	187
Lowe’s Companies, Inc., 4.25%, Due 9/15/2044	215	215
MasterCard, Inc., 3.375%, Due 4/1/2024	330	337
McKesson Corp.,
3.25%, Due 3/1/2016	160	162
3.796%, Due 3/15/2024	400	407
Medtronic, Inc.,
3.50%, Due 3/15/2025F	650	649
4.375%, Due 3/15/2035F	240	240
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	150	164
Sanofi,
1.25%, Due 4/10/2018	135	134
4.00%, Due 3/29/2021	355	382
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	164
4.30%, Due 11/23/2023	300	312
3.85%, Due 9/29/2024	400	399
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	504
4.75%, Due 3/29/2021	325	352
Viacom, Inc., 4.50%, Due 2/27/2042	450	371
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	425	427
3.80%, Due 11/18/2024	300	294
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	498
Zimmer Biomet Holdings, Inc., 3.55%, Due 4/1/2025	255	246

		13,798

UTILITIES - 0.73%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	404
4.625%, Due 12/1/2054	150	149
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	290	297
Dominion Resources, Inc., 4.70%, Due 12/1/2044	650	647
Duke Energy Corp., 3.55%, Due 9/15/2021	620	642

	Par Amount	Fair Value
	(000’s)	(000’s)
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	$330	$345
Duke Energy Progress LLC, 4.15%, Due 12/1/2044G	340	337
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	500	599
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	315	338
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	650	639
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	383
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	205	208
Southern Co.,
2.15%, Due 9/1/2019	290	288
2.75%, Due 6/15/2020	1,000	1,009
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	616
Union Electric Co., 6.70%, Due 2/1/2019	260	302
WEC Energy Group, Inc., 3.55%, Due 6/15/2025	365	365
Xcel Energy, Inc., 5.613%, Due 4/1/2017	434	463

		8,031

ENERGY - 0.73%
Apache Corp., 5.10%, Due 9/1/2040	170	163
Buckeye Partners LP, 4.875%, Due 2/1/2021I	215	225
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	428
6.25%, Due 3/15/2038	365	397
Columbia Pipeline Group, Inc., 4.50%, Due 6/1/2025F	415	413
Devon Energy Corp., 4.75%, Due 5/15/2042	300	282
Energy Transfer Partners LP, 4.65%, Due 6/1/2021I	375	384
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039G	450	498
EOG Resources, Inc., 2.50%, Due 2/1/2016	325	328
Halliburton Co., 3.25%, Due 11/15/2021	525	536
Husky Energy, Inc., 3.95%, Due 4/15/2022	480	477
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	215	211
Occidental Petroleum Corp., 4.625%, Due 6/15/2045	205	207
Phillips 66,
2.95%, Due 5/1/2017	300	307
4.30%, Due 4/1/2022	220	232

	Par Amount	Fair Value
	(000’s)	(000’s)
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044I	$180	$166
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	645	667
Shell International Finance BV, 1.125%, Due 8/21/2017	725	725
Spectra Energy Partners LP, 4.60%, Due 6/15/2021I	175	187
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024I	125	121
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	303
7.625%, Due 1/15/2039	245	326
6.10%, Due 6/1/2040	170	192
Williams Partners LP, 3.90%, Due 1/15/2025I	230	215

		7,990

TRANSPORTATION - 0.24%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030G	385	543
5.75%, Due 5/1/2040G	420	496
5.15%, Due 9/1/2043G	200	219
Canadian National Railway Co., 5.55%, Due 5/15/2018	350	386
CSX Corp., 5.50%, Due 4/15/2041	325	372
Norfolk Southern Corp., 5.75%, Due 4/1/2018	425	468
Union Pacific Corp., 3.375%, Due 2/1/2035	195	178

		2,662

TELECOMMUNICATIONS - 0.80%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	350	411
AT&T, Inc.,
2.45%, Due 6/30/2020	260	256
3.40%, Due 5/15/2025	350	334
4.50%, Due 5/15/2035	390	361
4.35%, Due 6/15/2045	841	724
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042F	300	306
Oi S.A., 5.75%, Due 2/10/2022F	3,085	2,444
Orange S.A., 2.125%, Due 9/16/2015	150	150
Rogers Communications, Inc., 5.00%, Due 3/15/2044	455	455
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	410
3.50%, Due 11/1/2024	200	197
6.40%, Due 9/15/2033	525	607
6.90%, Due 4/15/2038	475	577

	Par Amount	Fair Value
	(000’s)	(000’s)
6.55%, Due 9/15/2043	$600	$709
Vodafone Group PLC, 6.15%, Due 2/27/2037C	815	884

		8,825

Total Corporate Obligations (Cost $117,565)		119,292

FOREIGN GOVERNMENT OBLIGATIONS 0.04%
Oil & Gas - 0.04%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	200	200
Petroleos Mexicanos, 6.00%, Due 3/5/2020	200	224

Total Foreign Government Obligations (Cost $399)		424

ASSET-BACKED OBLIGATIONS - 1.17%
Ally Auto Receivables Trust, 1.39%, Due 9/16/2019, 2015 1 A3	810	810
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	455	455
AmeriCredit Automobile Receivables Trust, 1.15%, Due 6/10/2019, 2014 3 A3	625	626
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	580	580
Capital One Multi-Asset Execution Trust, 1.48%, Due 7/15/2020, 2014 A5 A	905	910
Ford Credit Auto Lease Trust, 0.90%, Due 6/15/2017, 2014 A A4	260	260
Ford Credit Auto Owner Trust, 2.03%, Due 8/15/2020, 2015 A B	825	828
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,106
1.40%, Due 8/15/2019, 2014 4 A1	1,560	1,563
GM Financial Automobile Leasing Trust, 1.68%, Due 12/20/2018, 2015 2 A3	1,000	1,004
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	245	245
0.90%, Due 12/16/2019, 2014 A A4	820	820
National Credit Union Administration, 0.587%, Due 3/11/2020, 2011 R3 1AH	1,321	1,324
Nissan Master Owner Trust Receivables, 0.487%, Due 2/15/2018, 2013-A AH	1,500	1,500
Volkswagen Auto Lease Trust, 1.25%, Due 12/20/2017, 2015 A A3	525	526
Total Asset-Backed Obligations (Cost $12,853)		12,877

	Par Amount	Fair Value
	(000’s)	(000’s)

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.58%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	$12	$12
5.623%, Due 4/10/2049, 2007-2 A2	21	21
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	646	672
5.54%, Due 9/11/2041, 2006-PW13 A4	376	388
Ginnie Mae REMIC Trust,
2.174%, Due 7/16/2038, 2011-147 A	1,486	1,488
1.147%, Due 12/16/2038, 2013-139 A	1,789	1,770
1.45%, Due 4/16/2039, 2013-45 AB	1,741	1,724
1.624%, Due 7/16/2039, 2013-78 AB	1,831	1,805
2.586%, Due 9/16/2039, 2014-31 AB	643	651
1.367%, Due 11/16/2041, 2013 125 AB	1,828	1,804
3.20%, Due 11/16/2044, 2011-92 B	2,265	2,320
GS Mortgage Securities Corp., II,
3.679%, Due 8/10/2043, 2010-C1 A1F	134	139
3.849%, Due 12/10/2043, 2010-C2 A1F	417	424
3.645%, Due 3/10/2044, 2011-GC3 A2F	308	310
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1F	22	22
4.388%, Due 2/15/2046, 2011-C3 A3F	400	425
5.695%, Due 2/12/2049, 2007-CB19 A4	547	578
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	665	686
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	477	499
Wachovia Bank Commercial Mortgage Trust, 5.710%, Due 6/15/2049, 2007-C32 A2	39	39
Wells Fargo Commercial Mortgage Trust, 3.412%, Due 9/15/2048, 2015 C30 ASB	1,095	1,128
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	455	477

Total Commercial Mortgage-Backed Obligations (Cost $17,239)		17,382

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.03%
Freddie Mac (REMIC), 0.587%, Due 12/15/2040, 3891 DFH	315	317

	Par Amount	Fair Value
	(000’s)	(000’s)

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.94%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	$71	$74
5.00%, Due 10/1/2020	33	35
3.50%, Due 8/1/2026	145	154
3.50%, Due 9/1/2028	1,566	1,660
5.00%, Due 8/1/2033	203	227
5.50%, Due 2/1/2034	187	210
5.00%, Due 3/1/2034	149	166
6.00%, Due 6/1/2034	145	166
6.00%, Due 8/1/2034	116	133
5.00%, Due 8/1/2035	116	128
5.00%, Due 9/1/2035	80	88
5.50%, Due 4/1/2037	121	135
5.50%, Due 5/1/2038	61	68
4.00%, Due 1/1/2041	635	676
4.50%, Due 2/1/2041	498	542
3.50%, Due 3/1/2042	380	396
3.50%, Due 6/1/2042	1,864	1,939
3.50%, Due 7/1/2042	491	511
3.00%, Due 8/1/2042	791	794
3.50%, Due 2/1/2043	1,993	2,071

		10,173

Federal National Mortgage Association
6.00%, Due 4/1/2016	6	6
5.00%, Due 12/1/2017	48	51
4.50%, Due 9/1/2018	42	44
4.00%, Due 8/1/2020	74	77
3.50%, Due 1/1/2026	130	137
4.00%, Due 5/1/2026	668	713
4.00%, Due 6/1/2026	859	916
3.50%, Due 1/1/2028	415	439
3.00%, Due 7/1/2029	1,517	1,578
5.00%, Due 3/1/2034	224	249
4.50%, Due 4/1/2034	320	350
4.50%, Due 9/1/2034	98	108
3.50%, Due 10/1/2034	257	272
5.50%, Due 12/1/2035	59	66
5.00%, Due 2/1/2036	87	96
5.50%, Due 4/1/2036	105	118
6.00%, Due 9/1/2036	77	87
5.50%, Due 2/1/2037	117	132
5.50%, Due 6/1/2038	37	41
4.50%, Due 1/1/2040	544	592
5.00%, Due 5/1/2040	1,715	1,905
5.00%, Due 6/1/2040	739	821
4.00%, Due 9/1/2040	455	486
4.00%, Due 1/1/2041	1,362	1,454
4.00%, Due 2/1/2041	1,300	1,390
5.00%, Due 3/1/2041	650	721
4.50%, Due 4/1/2041	1,410	1,533

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 6/1/2041	$804	$874
4.50%, Due 8/1/2041	876	953
4.50%, Due 10/1/2041	550	602
5.00%, Due 3/1/2042	470	524
3.50%, Due 9/1/2042	684	711
3.50%, Due 1/1/2043	1,116	1,160
4.50%, Due 1/1/2043	1,528	1,665
3.00%, Due 5/1/2043	1,150	1,162
3.00%, Due 6/1/2043	2,652	2,677
3.50%, Due 7/1/2043	462	481
3.00%, Due 8/1/2043	2,243	2,265
3.50%, Due 8/1/2044	2,423	2,518
4.00%, Due 9/1/2044	1,046	1,121
4.00%, Due 3/1/2045	2,283	2,436
4.00%, Due 4/1/2045	701	748
4.00%, Due 7/1/2045	2,740	2,924
3.50%, Due 8/13/2045J	5,000	5,188
4.00%, Due 8/13/2045J	4,100	4,362
4.50%, Due 8/1/2099J	3,000	3,255

		50,008

Government National Mortgage Association
7.00%, Due 12/15/2025	87	102
6.50%, Due 8/15/2027	86	100
6.50%, Due 11/15/2027	89	104
7.50%, Due 12/15/2028	83	98
5.50%, Due 7/15/2033	187	215
6.00%, Due 12/15/2033	220	256
4.50%, Due 5/15/2039	991	1,078
5.50%, Due 2/15/2040	399	449
4.00%, Due 5/15/2040	373	397
4.50%, Due 6/15/2040	412	451
3.50%, Due 9/15/2041	1,111	1,166
3.50%, Due 3/15/2043	637	670
5.50%, Due 2/20/2034	271	306
4.50%, Due 10/20/2040	662	722
4.00%, Due 1/20/2045	1,423	1,510
4.00%, Due 2/20/2045	2,099	2,229
3.50%, Due 3/20/2045	2,266	2,375
5.00%, Due 3/20/2045	1,541	1,683
3.50%, Due 6/20/2045	1,652	1,728
5.00%, Due 10/15/2039	360	407

		16,046

Total U.S. Agency Mortgage-Backed Obligations (Cost $75,170)		76,227

U.S. TREASURY OBLIGATIONS - 17.14%
U.S. Treasury Floating Rate Note 0.134%, Due 1/31/2017	16,525	16,532

U.S. Treasury Notes/Bonds
0.875%, Due 1/31/2017	13,635	13,706
0.75%, Due 12/31/2017	2,800	2,796
1.375%, Due 9/30/2018	4,550	4,592
1.125%, Due 5/31/2019	5,000	4,975
1.25%, Due 2/29/2020	5,300	5,247

	Par Amount	Fair Value
	(000’s)	(000’s)
1.75%, Due 10/31/2020	$7,800	$7,841
2.00%, Due 11/15/2021	13,170	13,287
2.00%, Due 2/15/2022	17,645	17,773
1.625%, Due 11/15/2022	5,000	4,876
2.50%, Due 8/15/2023	5,600	5,777
2.375%, Due 8/15/2024	7,070	7,185
6.875%, Due 8/15/2025	580	827
5.25%, Due 11/15/2028	450	598
4.75%, Due 2/15/2037	630	841
4.50%, Due 8/15/2039	730	943
3.125%, Due 11/15/2041	6,615	6,900
2.875%, Due 5/15/2043	35,765	35,332
2.50%, Due 2/15/2045	41,915	38,215

		171,711

Total U.S. Treasury Obligations (Cost $187,795)		188,243

MUNICIPAL OBLIGATIONS - 0.28% (Cost $2,728)
Municipal Electric Authority of Georgia, 6.655%, Due 4/1/2057,	2,630	3,122

SHORT-TERM INVESTMENTS - 5.67%
American Beacon U.S. Government Money Market Select Fund, Select ClassK	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund, Capital Class	47,233,981	47,234

	Par Amount
U.S. Treasury Bill , 0.01%, Due 9/24/2015	$10,000	9,999

Total Short-Term Investments (Cost $62,234)		62,233

TOTAL INVESTMENTS - 101.23% (Cost $1,003,683)		1,111,923
LIABILITIES, NET OF OTHER ASSETS - (1.23%)		(13,552)

TOTAL NET ASSETS - 100.00%		$1,098,371

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	PLC - Public Limited Company.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,047 or 1.47% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	LP - Limited Partnership.
J	TBA - To Be Announced.
K	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	315	September 2015	$33,049,800	$256,175

				$33,049,800	$256,175

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		2.2
Bank of America Corp.		2.2
JPMorgan Chase & Co.		1.8
Wells Fargo & Co.		1.2
Oracle Corp.		1.1
General Motors Co.		1.1
Microsoft Corp.		1.1
Toyota Motor Corp., Sponsored		1.1
Medtronic PLC		1.1
Sanofi		1.0

Total Fund Holdings	545

Sector Allocation (% Equities)
Financials	27.5
Consumer Discretionary	13.4
Health Care	13.1
Energy	11.6
Information Technology	11.1
Industrials	9.1
Telecommunication Services	4.8
Consumer Staples	4.2
Utilities	3.1
Materials	1.9
Service	0.2

Sector Allocation (% Bonds)
U.S. Treasury Notes/Bonds	41.2
Mortgage-Backed Obligations	18.2
Finance	12.5
Manufacturing	5.4
CMBS	4.2
U.S. Treasury Floating Rate Note	4.0
Service	3.3
Asset-Backed Obligations	3.1
Telecommunications	2.1
Energy	2.0
Utilities	1.9
Consumer	0.7
Municipal Obligations	0.7
Transportation	0.6
Collateralized Mortgage Obligations	0.1

American Beacon Large Cap Value Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.90%
CONSUMER DISCRETIONARY - 12.33%
Auto Components - 1.80%
Delphi Automotive PLCA	123,764	$9,663
Goodyear Tire & Rubber Co.	1,316,800	39,675
Johnson Controls, Inc.	3,422,409	155,926

		205,264

Automobiles - 4.58%
Ford Motor Co.	5,869,300	87,042
General Motors Co.	6,007,498	189,295
Harley-Davidson, Inc.	457,300	26,661
Honda Motor Co., Ltd., Sponsored ADRB	1,600,500	54,353
Toyota Motor Corp., Sponsored ADRB	1,219,600	162,768

		520,119

Hotels, Restaurants & Leisure - 0.24%
Carnival Corp.	358,500	19,104
McDonald’s Corp.	79,578	7,947

		27,051

Household Durables - 0.52%
Koninklijke Philips Electronics N.V.	623,575	17,342
Newell Rubbermaid, Inc.	65,318	2,827
Stanley Black & Decker, Inc.	304,923	32,166
Tupperware Brands Corp.	123,400	7,215

		59,550

Leisure Equipment & Products - 0.06%
Hasbro, Inc.	84,363	6,643

Media - 2.35%
Comcast Corp., Special, Class A	1,453,382	90,604
Discovery Communications, Inc.C	1,090,000	35,992
Interpublic Group of Cos., Inc.	1,548,900	32,992
McGraw-Hill Cos., Inc.	36,821	3,747
Omnicom Group, Inc.	405,574	29,639
Time Warner, Inc.	125,968	11,090
Time, Inc.	13,504	301
Tribune Media Co., Class A	931,459	47,029
Viacom, Inc., Class B	112,354	6,404
Walt Disney Co.	76,341	9,161

		266,959

Multiline Retail - 2.16%
Kohl’s Corp.	33,068	2,028
Michael Kors Holdings Ltd.C	1,958,800	82,250
Nordstrom, Inc.	345,300	26,350
Target Corp.	1,658,394	135,739

		246,367

Specialty Retail - 0.62%
Advance Auto Parts, Inc.	25,558	4,452
Bed Bath & Beyond, Inc.C	774,842	50,544
Lowe’s Cos., Inc.	230,600	15,994

		70,990

Total Consumer Discretionary		1,402,943

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 5.03%
Beverages - 0.37%
Diageo PLC, Sponsored, ADRA B	379,319	$42,601

Food & Drug Retailing - 0.74%
CVS Caremark Corp.	239,272	26,911
Sysco Corp.	539,196	19,578
Wal-Mart Stores, Inc.	529,400	38,106

		84,595

Food Products - 0.86%
Archer-Daniels-Midland Co.	53,430	2,534
Bunge Ltd.	204,400	16,321
Danone S.A., Sponsored ADRB	659,386	8,981
General Mills, Inc.	342,548	19,940
Kellogg Co.	442,377	29,272
Nestle S.A., Sponsored ADRB	265,661	20,084

		97,132

Household Products - 0.05%
Procter & Gamble Co.	74,940	5,748

Tobacco - 3.01%
Altria Group, Inc.	1,404,965	76,402
Imperial Tobacco Group PLC, ADRA B	928,072	97,225
Philip Morris International, Inc.	1,891,974	161,820
Reynolds American, Inc.	76,255	6,542

		341,989

Total Consumer Staples		572,065

ENERGY - 10.26%
Energy Equipment & Services - 1.37%
Baker Hughes, Inc.	18,671	1,086
Cobalt International Energy, Inc.C	4,124,700	31,801
Halliburton Co.	1,934,600	80,847
Schlumberger Ltd.	511,069	42,327

		156,061

Oil & Gas - 8.89%
Apache Corp.	608,000	27,883
BP PLC, Sponsored ADRA B	3,475,340	128,484
Canadian Natural Resources Ltd.	2,598,500	63,351
Chevron Corp.	164,243	14,532
Cimarex Energy Co.	403,200	41,981
ConocoPhillips	1,189,240	59,866
Continental Resources, Inc.C	1,238,200	41,368
Devon Energy Corp.	531,500	26,267
EOG Resources, Inc.	64,360	4,968
Exxon Mobil Corp.	256,196	20,293
Hess Corp.	857,200	50,583
Kosmos Energy Ltd.C	2,517,600	18,127
Marathon Oil Corp.	5,415,400	113,778
Marathon Petroleum Corp.	1,180,000	64,511
Murphy Oil Corp.	1,235,100	40,499
Occidental Petroleum Corp.	1,596,071	112,044
Phillips 66	1,237,320	98,367
Royal Dutch Shell PLC, Class A, ADRA B	1,173,474	67,451

	Shares	Fair Value
		(000’s)
Seadrill Ltd.	1,950,900	$17,383

		1,011,736

Total Energy		1,167,797

FINANCIALS - 26.14%
Banks - 2.80%
Bank of New York Mellon Corp.	798,023	34,634
Citizens Financial Group	1,859,200	48,469
PNC Financial Services Group, Inc.	1,728,708	169,726
SunTrust Banks, Inc.	920,800	40,828
U.S. Bancorp	545,089	24,643

		318,300

Diversified Financials - 17.45%
American Express Co.	1,090,702	82,959
Bank of America Corp.	19,967,090	357,012
BlackRock, Inc., Class A	34,126	11,477
Blackstone Group, LPD	1,142,600	44,847
Capital One Financial Corp.	1,611,300	130,999
Citigroup, Inc.	6,164,908	360,400
Franklin Resources, Inc.	308,036	14,031
Goldman Sachs Group, Inc.	291,319	59,741
JPMorgan Chase & Co.	5,604,940	384,106
KKR & Co., LPD	3,349,900	80,063
Morgan Stanley	476,000	18,488
Nasdaq OMX Group	195,507	9,977
Nomura Holdings, Inc.	6,653,200	47,903
Santander Consumer USA Holdings, Inc.	1,993,500	48,203
SLM Corp.	3,919,000	35,780
State Street Corp.	482,630	36,950
Wells Fargo & Co.	4,558,233	263,785

		1,986,721

Insurance - 5.44%
ACE Ltd.	122,156	13,287
Allstate Corp.	361,000	24,891
American International Group, Inc.	2,489,300	159,614
Aon PLCA	153,660	15,484
Berkshire Hathaway, Inc., Class BC	546,665	78,031
Chubb Corp.	623,720	77,547
MetLife, Inc.	2,840,521	158,331
Prudential Financial, Inc.	140,428	12,408
Travelers Cos., Inc.	230,904	24,504
Unum Group	1,413,400	50,656
XL Group PLCA	116,100	4,414

		619,167

Real Estate - 0.45%
Hatteras Financial Corp.E	939,200	15,271
Two Harbors Investment Corp.E	3,546,659	36,247

		51,518

Total Financials		2,975,706

HEALTH CARE - 13.17%
Biotechnology - 0.22%
Keryx Biopharmaceuticals, Inc.C	1,030,450	8,223

	Shares	Fair Value
		(000’s)
PTC Therapeutics, Inc.C	335,000	$17,155

		25,378

Health Care Equipment & Supplies - 2.51%
Medtronic PLCA	2,903,511	227,607
St. Jude Medical, Inc.	130,584	9,640
Thermo Fisher Scientific, Inc.	107,584	15,011
Zimmer Biomet Holdings, Inc.	320,700	33,375

		285,633

Health Care Providers & Services - 2.04%
Anthem, Inc.	946,400	146,000
Express Scripts Holding Co.C	623,211	56,133
Humana, Inc.	162,500	29,590

		231,723

Pharmaceuticals - 8.40%
Abbott Laboratories	316,149	16,026
AbbVie, Inc.	753,400	52,746
Endo International PLCA C	311,300	27,251
GlaxoSmithKline PLC, Sponsored ADRA B	2,004,400	87,071
Horizon Pharma PLCA C	983,000	36,224
Jazz Pharmaceuticals PLCA C	99,700	19,166
Johnson & Johnson	1,258,832	126,148
Merck & Co., Inc.	2,586,910	152,524
Mylan N.V.C	555,300	31,091
Novartis AG, ADRB	42,547	4,414
Pfizer, Inc.	5,529,849	199,406
Roche Holding AG, Sponsored ADRB	97,277	3,513
Sanofi, ADRB	3,449,100	186,217
ZS Pharma, Inc.C	237,400	14,180

		955,977

Total Health Care		1,498,711

INDUSTRIALS - 9.77%
Aerospace & Defense - 3.36%
Boeing Co.	285,100	41,103
General Dynamics Corp.	632,400	94,297
Lockheed Martin Corp.	126,750	26,250
Northrop Grumman Corp.	68,334	11,822
Raytheon Co.	802,600	87,556
Rockwell Collins, Inc.	356,200	30,142
United Technologies Corp.	913,746	91,658

		382,828

Air Freight & Couriers - 0.15%
United Parcel Service, Inc., Class B	170,712	17,474

Commercial Services & Supplies - 0.17%
Covanta Holding Corp.	830,100	16,386
Equifax, Inc.	31,430	3,210

		19,596

Construction & Engineering - 0.68%
AECOM Technology Corp.C	1,053,400	32,476
Chicago Bridge & Iron Co., N.V.	836,400	44,447

		76,923

	Shares	Fair Value
		(000’s)
Diversified Manufacturing - 0.35%
Eaton Corp., PLCA	662,015	$40,105

Electrical Equipment - 0.43%
Emerson Electric Co.	650,100	33,642
Tyco International PLCA	405,782	15,416

		49,058

Industrial Conglomerates - 1.12%
3M Co.	157,816	23,884
Honeywell International, Inc.	986,772	103,660

		127,544

Machinery - 3.41%
Caterpillar, Inc.	372,200	29,266
CNH Industrial N.V.	5,426,800	48,678
Cummins, Inc.	522,700	67,705
Danaher Corp.	196,465	17,988
Deere & Co.	41,428	3,918
Illinois Tool Works, Inc.	91,736	8,208
Oshkosh Corp.	801,900	29,301
PACCAR, Inc.	459,600	29,800
Parker Hannifin Corp.	367,100	41,391
Pentair PLCA	98,160	5,969
Reliance Steel & Aluminum Co.	761,200	46,129
Terex Corp.	1,048,040	23,225
Xylem, Inc.	1,033,221	35,677

		387,255

Road & Rail - 0.10%
Canadian National Railway Co.	110,907	6,924
Union Pacific Corp.	43,566	4,252

		11,176

Total Industrials		1,111,959

INFORMATION TECHNOLOGY - 10.23%
Communications Equipment - 2.03%
ARRIS Group, Inc.C	1,034,710	31,993
Cisco Systems, Inc.	3,697,800	105,092
Corning, Inc.	5,036,100	94,074

		231,159

Computers & Peripherals - 1.05%
Hewlett-Packard Co.	1,698,900	51,850
International Business Machines Corp.	304,301	49,294
NVIDIA Corp.	61,299	1,223
Teradata Corp.C	447,700	16,614

		118,981

IT Consulting & Services - 0.47%
Accenture, PLC, Class AA	336,029	34,648
Fidelity National Information Services, Inc.	122,020	7,984
Fiserv, Inc.C	121,797	10,579

		53,211

Semiconductor Equipment & Products - 2.52%
Applied Materials, Inc.	1,884,200	32,710
Intel Corp.	1,144,400	33,130
Lam Research Corp.	488,600	37,559

	Shares	Fair Value
		(000’s)
Micron Technology, Inc.C	4,763,400	$88,171
Qualcomm, Inc.	975,200	62,793
Texas Instruments, Inc.	645,846	32,279

		286,642

Software - 4.16%
Check Point Software Technologies Ltd.C	429,400	34,683
Microsoft Corp.	4,080,300	190,550
Navient Corp.	1,949,000	30,599
Oracle Corp.	5,484,383	219,046

		474,878

Total Information Technology		1,164,871

MATERIALS - 1.70%
Chemicals - 1.02%
Air Products & Chemicals, Inc.	13,800	1,966
Dow Chemical Co.	649,500	30,565
Eastman Chemical Co.	684,000	53,626
EI du Pont de Nemours & Co.	59,706	3,329
Monsanto Co.	30,583	3,116
PPG Industries, Inc.	210,481	22,812

		115,414

Containers & Packaging - 0.22%
Crown Holdings, Inc.C	122,262	6,298
Packaging Corp of America	270,400	19,141

		25,439

Metals & Mining - 0.28%
Rio Tinto PLC, Sponsored ADRA B	824,200	31,831

Paper & Forest Products - 0.18%
Louisiana-Pacific Corp.C	1,398,200	20,609

Total Materials		193,293

TELECOMMUNICATION SERVICES - 4.39%
Diversified Telecommunication Services - 2.76%
AT&T, Inc.	1,981,500	68,837
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	4,927,500	52,872
Verizon Communications, Inc.	4,125,160	193,017

		314,726

Wireless Telecommunication Services - 1.63%
China Mobile Ltd., Sponsored ADRB	1,387,200	90,168
Vodafone Group PLC, Sponsored ADRA B	2,515,997	95,054

		185,222

Total Telecommunication Services		499,948

UTILITIES - 2.88%
Electric - 2.88%
Calpine Corp.C	3,723,500	68,140
CenterPoint Energy, Inc.	2,845,100	55,024
Duke Energy Corp.	128,266	9,520
Entergy Corp.	907,200	64,429
NRG Energy, Inc.	1,528,500	34,315
PPL Corp.	821,400	26,129
Public Service Enterprise Group, Inc.	807,100	33,632

	Shares	Fair Value
		(000’s)
Southern Co.	817,900	$36,585

Total Utilities		327,774

Total Common Stock (Cost $9,264,504)		10,915,067

PREFERRED STOCK - 0.01% (Cost $743)
MANUFACTURING - 0.01%
Aerospace & Defense - 0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	760

SHORT-TERM INVESTMENTS - 3.95%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	35,000,000	35,000
JPMorgan U.S. Government Money Market Fund, Capital Class	414,921,936	414,922

Total Short-Term Investments (Cost $449,922)		449,922

TOTAL INVESTMENTS - 99.86% (Cost $9,715,169)		11,365,749
OTHER ASSETS, NET OF LIABILITIES - 0.14%		15,856

TOTAL NET ASSETS - 100.00%		$11,381,605

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-income producing security.
D	MLP - Master Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	4,153	September 2015	$435,732,760	$1,482,774

				$435,732,760	$1,482,774

Top Ten Holdings (% Net Assets)
JPMorgan Chase & Co.		3.4
Bank of America Corp.		3.1
Wells Fargo & Co.		2.3
Medtronic PLC		2.0
Oracle Corp.		1.9
Pfizer, Inc.		1.7
Verizon Communications, Inc.		1.7
Microsoft Corp.		1.7
General Motors Co.		1.7
Citigroup		3.2

Total Fund Holdings	204

Sector Allocation (% Equities)
Financials	27.2
Health Care	13.7
Consumer Discretionary	12.9
Energy	10.7
Information Technology	10.7
Industrials	10.2
Consumer Staples	5.2
Telecommunication Services	4.6
Utilities	3.0
Materials	1.8
Manufacturing	0.0

American Beacon Mid-Cap Value Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.52%
CONSUMER DISCRETIONARY - 19.73%
Auto Components - 3.35%
Dana Holding Corp.	766,200	$14,221
Delphi Automotive PLCA	158,900	12,407

		26,628

Home Builders - 0.72%
D.R. Horton, Inc.	191,700	5,692

Hotels, Restaurants & Leisure - 4.51%
Darden Restaurants, Inc.	76,700	5,657
Norwegian Cruise Line Holdings Ltd.B	95,000	5,930
Royal Caribbean Cruises Ltd.	142,500	12,804
SeaWorld Entertainment, Inc.	212,700	3,688
Wyndham Worldwide Corp.	94,500	7,798

		35,877

Household Durables - 2.28%
Stanley Black & Decker, Inc.	134,750	14,215
Whirlpool Corp.	21,900	3,892

		18,107

Leisure Equipment & Products - 1.36%
Brunswick Corp.	203,600	10,809

Media - 3.77%
Interpublic Group of Cos., Inc.	393,725	8,386
Meredith Corp.	58,000	2,779
News Corp, Class A	588,625	8,670
News Corp., Class B	76,075	1,086
Omnicom Group, Inc.	123,544	9,029

		29,950

Multiline Retail - 1.13%
Nordstrom, Inc.	117,400	8,959

Specialty Retail - 2.61%
Hanesbrands, Inc.	274,000	8,502
L Brands, Inc.	94,400	7,620
Staples, Inc.	311,100	4,576

		20,698

Total Consumer Discretionary		156,720

CONSUMER STAPLES - 1.19%
Tobacco - 1.19%
Reynolds American, Inc.	109,826	9,422

ENERGY - 4.08%
Energy Equipment & Services - 2.55%
Baker Hughes, Inc.	104,950	6,102
SEACOR Holdings, Inc.	75,900	4,795
Superior Energy Services, Inc.	251,550	4,276
Weatherford International PLCA B	474,400	5,067

		20,240

	Shares	Fair Value
		(000’s)
Oil & Gas - 1.53%
Murphy Oil Corp.	342,575	$11,233
Seadrill Ltd.C	103,900	926

		12,159

Total Energy		32,399

FINANCIALS - 28.63%
Banks - 8.59%
CIT Group, Inc.	169,800	7,987
Comerica, Inc.	111,925	5,309
Fifth Third Bancorp	538,100	11,338
First Niagara Financial Group, Inc.	436,600	4,239
KeyCorp	374,875	5,563
M&T Bank Corp.	63,600	8,341
New York Community Bancorp, Inc.	347,400	6,611
People’s United Financial, Inc.	398,100	6,477
Regions Financial Corp.	815,650	8,475
TCF Financial Corp.	155,500	2,560
Webster Financial Corp.	34,825	1,346

		68,246

Diversified Financials - 3.62%
Ameriprise Financial, Inc.	51,500	6,472
Capital One Financial Corp.	34,400	2,797
Discover Financial Services	119,900	6,692
Invesco Ltd.	101,500	3,918
SLM Corp.	501,800	4,581
Synovus Financial Corp.	136,325	4,297

		28,757

Insurance - 11.64%
Allstate Corp.	112,100	7,729
Assurant, Inc.	90,100	6,721
Axis Capital Holdings Ltd.	153,150	8,815
Endurance Specialty Holdings Ltd.	80,600	5,601
FNF Group	135,300	5,289
Genworth Financial, Inc., Class AB	187,800	1,316
HCC Insurance Holdings, Inc.	50,500	3,897
Lincoln National Corp.	163,770	9,225
Primerica, Inc.	99,700	4,509
Progressive Corp.	250,825	7,650
Torchmark Corp.	138,905	8,558
Validus Holdings Ltd.	121,243	5,620
Voya Financial, Inc.	146,375	6,872
Willis Group Holdings PLCA	230,275	10,706

		92,508

Real Estate - 4.78%
AvalonBay Communities, Inc.D	30,800	5,308
CBL & Associates Properties, Inc.D	321,700	5,257
Corporate Office Properties TrustD	91,500	2,116
Duke Realty Corp.D	282,800	5,704
EPR PropertiesD	47,000	2,685
Host Hotels & Resorts LPD E	267,300	5,180
Lamar Advertising Co., Class AD	129,950	7,803

	Shares	Fair Value
		(000’s)
MFA Financial, Inc.D	521,900	$3,930

		37,983

Total Financials		227,494

HEALTH CARE - 5.75%
Health Care Equipment & Supplies - 1.06%
St. Jude Medical, Inc.	114,200	8,430

Health Care Providers & Services - 4.69%
Cardinal Health, Inc.	85,000	7,223
Cigna Corp.	59,300	8,544
Omnicare, Inc.	82,400	7,980
Universal Health Services, Inc., Class B	56,600	8,220
WellCare Health Plans, Inc.B	65,600	5,300

		37,267

Total Health Care		45,697

INDUSTRIALS - 14.81%
Aerospace & Defense - 1.75%
Spirit Aerosystems Holdings, Inc., Class AB	107,200	6,035
TransDigm Group, Inc.	34,700	7,853

		13,888

Building Products - 1.96%
Masco Corp.	60,175	1,588
Owens Corning	312,275	14,006

		15,594

Commercial Services & Supplies - 1.68%
Convergys Corp.	101,000	2,536
Genpact Ltd.	205,250	4,558
Republic Services, Inc.	59,900	2,548
Steelcase, Inc., Class A	207,800	3,709

		13,351

Construction & Engineering - 0.90%
AECOM Technology Corp.B	231,664	7,142

Diversified Manufacturing - 0.42%
Eaton Corp., PLCA	55,300	3,350

Electrical Equipment - 0.40%
Brady Corp., Class A	135,400	3,185

Industrial Conglomerates - 1.22%
KBR, Inc.	554,625	9,689

Machinery - 4.72%
CNH Industrial N.V.C	578,100	5,186
Dover Corp.	144,550	9,261
Joy Global, Inc.	139,300	3,679
Parker Hannifin Corp.	67,025	7,557
SPX Corp.	83,000	5,429
Terex Corp.	225,100	4,988
Xylem, Inc.	41,400	1,430

		37,530

Marine - 0.75%
Golar LNG Ltd.	137,500	5,922

	Shares	Fair Value
		(000’s)
Road & Rail - 1.01%
Werner Enterprises, Inc.	284,500	$8,034

Total Industrials		117,685

INFORMATION TECHNOLOGY - 9.74%
Electronic Equipment & Instruments - 4.12%
Arrow Electronics, Inc.	88,875	5,168
Avnet, Inc.	243,200	10,148
Flextronics International Ltd.B	660,450	7,272
Ingram Micro, Inc., Class A	195,675	5,328
Keysight Technologies, Inc.B	158,600	4,844

		32,760

IT Consulting & Services - 2.37%
Computer Sciences Corp.	141,120	9,233
Total System Services, Inc.	208,100	9,619

		18,852

Semiconductor Equipment & Products - 2.39%
Marvell Technology Group Ltd.	413,300	5,141
Microchip Technology, Inc.C	141,300	6,053
ON Semiconductor Corp.B	730,350	7,757

		18,951

Software - 0.86%
CA, Inc.	34,500	1,005
Navient Corp.	370,100	5,811

		6,816

Total Information Technology		77,379

MATERIALS - 4.80%
Chemicals - 2.44%
Ashland, Inc.	66,470	7,598
Eastman Chemical Co.	66,500	5,214
FMC Corp.	134,800	6,543

		19,355

Construction Materials - 0.93%
CRH PLC, ADRA F	249,500	7,413

Containers & Packaging - 1.43%
Owens-Illinois, Inc.B	276,700	5,908
Packaging Corp of America	77,400	5,479

		11,387

Total Materials		38,155

UTILITIES - 5.79%
Electric - 4.65%
CenterPoint Energy, Inc.	81,800	1,582
Edison International	135,325	8,121
Great Plains Energy, Inc.	218,000	5,692
PG&E Corp.	158,300	8,312
Pinnacle West Capital Corp.	214,000	13,206

		36,913

Gas - 0.61%
Energen Corp.	42,100	2,324
UGI Corp.	69,900	2,554

		4,878

	Shares	Fair Value
		(000’s)
Multi-Utilities - 0.53%
Xcel Energy, Inc.	120,500	$4,178

Total Utilities		45,969

Total Common Stock (Cost $714,635)		750,920

SHORT-TERM INVESTMENTS - 5.41% (Cost $43,018)
JPMorgan U.S. Government Money Market Fund, Capital Class	43,018,029	43,018

SECURITIES LENDING COLLATERAL - 1.05%
DWS Government and Agency Securities Portfolio, Institutional Class	2,137,763	2,138
American Beacon U.S. Government Money Market Select Fund, Select ClassG	6,180,238	6,180

Total Securities Lending Collateral (Cost $8,318)		8,318

TOTAL INVESTMENTS - 100.98% (Cost $765,971)		802,256
LIABILITIES, NET OF OTHER ASSETS - (0.98%)		(7,815)

TOTAL NET ASSETS - 100.00%		$794,441

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at July 31, 2015.
D	REIT - Real Estate Investment Trust.
E	LP - Limited Partnership.
F	ADR - American Depositary Receipt.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index September Futures	Long	262	September 2015	$39,281,660	$(393,541)

				$39,281,660	$(393,541)

Top Ten Holdings (% Net Assets)
Dana Holding Corp.		1.8
Stanley Black & Decker, Inc.		1.8
Owens Corning		1.8
Pinnacle West Capital Corp.		1.7
Royal Caribbean Cruises Ltd.		1.6
Fifth Third Bancorp		1.4
Murphy Oil Corp.		1.4
Brunswick Corp.		1.4
Willis Group Holdings PLC		1.3
Delphi Automotive plc		1.6

Total Fund Holdings	119

Sector Allocation (% Equities)
Financials	30.2
Consumer Discretionary	20.9
Industrials	15.7
Information Technology	10.3
Utilities	6.1
Health Care	6.1
Materials	5.1
Energy	4.3
Consumer Staples	1.3

American Beacon Small Cap Value Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.07%
CONSUMER DISCRETIONARY - 15.21%
Auto Components - 1.64%
American Axle & Manufacturing Holdings, Inc.A	1,672,918	$33,425
Biglari Holdings, Inc.	5,600	2,435
Cooper Tire & Rubber Co.	367,435	12,100
Cooper-Standard Holding, Inc.A	54,600	3,511
Dana Holding Corp.	777,978	14,439
Federal Signal Corp.	541,700	8,104
Horizon Global Corp.A	24,316	304
Modine Manufacturing Co.A	113,825	1,153
Standard Motor Products, Inc.	140,889	5,152
Tenneco, Inc.A	308,314	15,357

		95,980

Automobiles - 0.57%
Hyster-Yale Materials Handling, Inc.	88,042	5,958
Thor Industries, Inc.	428,650	23,953
Winnebago Industries, Inc.B	153,309	3,423

		33,334

Commercial Services - 0.07%
Sotheby’s	103,688	4,337

Hotels, Restaurants & Leisure - 1.11%
Belmond Ltd., Class AA	796,690	9,648
Bravo Brio Restaurant Group, Inc.A	169,035	2,196
Brinker International, Inc.	189,935	11,377
Cheesecake Factory, Inc.	348,930	20,146
Cracker Barrel Old Country Store, Inc.B	53,800	8,172
International Speedway Corp., Class A	101,774	3,488
Lakes Entertainment, Inc.A	75,400	688
Ruby Tuesday, Inc.A	817,000	5,997
Speedway Motorsports, Inc.	157,860	3,307

		65,019

Household Durables - 4.02%
ACCO Brands Corp.A	789,227	6,456
Cavco Industries, Inc.A	89,639	6,551
Ethan Allen Interiors, Inc.	568,316	17,157
Haverty Furniture Companies, Inc.	182,502	4,048
Helen of Troy Ltd.A	163,391	14,342
HNI Corp.	94,199	4,671
KB Home	515,760	8,242
Kimball International, Inc., Class B	183,033	2,072
Knoll, Inc.	701,536	16,977
La-Z-Boy, Inc.	130,345	3,311
M/I Homes, Inc.A	409,500	10,270
Matthews International Corp., Class A	60,900	3,279
MDC Holdings, Inc.	186,700	5,575
Meritage Homes Corp.	151,400	6,828
Ryland Group, Inc.	178,400	8,112
Standard Pacific Corp.A	1,809,730	16,269
Taylor Morrison Home Corp., Class AA	126,400	2,433

	Shares	Fair Value
		(000’s)
Tempur Sealy International, Inc.A	459,700	$34,731
TRI Pointe Homes, Inc.A	711,500	10,530
Universal Electronics, Inc.A	134,690	6,982
Whirlpool Corp.	159,955	28,430
William Lyon Homes, Class AA	742,170	17,709

		234,975

Internet & Catalog Retail - 0.14%
Insight Enterprises, Inc.A	312,435	8,433

Media - 1.74%
AH Belo Corp., Class A	34,854	179
Banner Corp.	37,090	1,768
Entercom Communications Corp., Class AA	193,295	2,035
EW Scripps Co., Class A	814,778	17,902
John Wiley & Sons, Inc., Class A	53,338	2,827
Meredith Corp.	316,218	15,153
New York Times Co., Class A	949,320	12,550
Saga Communications, Inc., Class A	3,994	162
Scholastic Corp.	123,500	5,322
Sinclair Broadcast Group, Inc., Class A	259,900	7,542
Starz - Liberty CapitalA	351,000	14,198
Time, Inc.	561,850	12,540
TiVo, Inc.A	860,270	8,568
Travelzoo, Inc.A	103,656	927

		101,673

Multiline Retail - 0.31%
Big Lots, Inc.	65,360	2,822
Dillard’s, Inc., Class A	140,090	14,273
Stein Mart, Inc.	94,911	967

		18,062

Specialty Retail - 4.87%
Aaron’s, Inc.	162,255	6,000
American Eagle Outfitters, Inc.	1,288,467	22,870
ANN, Inc.A	104,593	4,785
Big 5 Sporting Goods Corp.	311,542	3,430
Buckle, Inc.	305,847	13,528
Caleres, Inc.	216,638	7,158
Children’s Place Retail Stores, Inc.	149,180	8,638
Destination Maternity Corp.	50,163	495
Essendant, Inc.	284,769	10,485
Express, Inc.	963,462	18,344
Finish Line, Inc., Class A	407,910	11,213
Francesca’s Holdings Corp.A	191,078	2,324
GameStop Corp., Class AB	412,000	18,890
Genesco, Inc.A	141,079	9,126
GNC Holdings, Inc., Class A	261,984	12,892
Group 1 Automotive, Inc.	144,000	13,964
Hibbett Sports, Inc.A	93,523	4,260
Kirkland’s, Inc.	120,916	3,299
Men’s Wearhouse, Inc.	433,323	25,792
Murphy USA, Inc.A	174,100	9,534
Penske Automotive Group, Inc.	331,818	17,918

	Shares	Fair Value
		(000’s)
Pep Boys, Inc.A	561,670	$6,656
Pier 1 Imports, Inc.B	200,124	2,363
Rent-A-Center, Inc.	202,700	5,430
Rush Enterprises, Inc., Class AA	603,100	15,373
Shoe Carnival, Inc.	20,918	592
Sonic Automotive, Inc., Class A	1,130,370	26,327
Zumiez, Inc.A	96,280	2,513

		284,199

Textiles & Apparel - 0.74%
Deckers Outdoor Corp.A	121,920	8,886
Guess?, Inc.	648,872	14,203
Movado Group, Inc.	51,795	1,312
Oxford Industries, Inc.	116,010	9,736
Tumi Holdings, Inc.A	48,027	925
Unifirst Corp.	12,017	1,332
Vera Bradley, Inc.A	613,740	6,665

		43,059

Total Consumer Discretionary		889,071

CONSUMER STAPLES - 2.33%
Food & Drug Retailing - 1.40%
Andersons, Inc.	95,100	3,547
Casey’s General Stores, Inc.	229,606	23,469
Fresh Market, Inc.A B	261,660	7,981
Petmed Express, Inc.B	220,326	3,712
SpartanNash Co.	210,625	6,784
SUPERVALU, Inc.A	554,300	5,111
United Natural Foods, Inc.A	74,645	3,399
Vitamin Shoppe, Inc.A	737,891	27,125
Weis Markets, Inc.	20,792	877

		82,005

Food Products - 0.72%
Cal-Maine Foods, Inc.B	166,900	9,039
Fresh Del Monte Produce, Inc.	335,922	13,276
Herbalife Ltd.A B	261,000	13,178
Sanderson Farms, Inc.B	94,460	6,802

		42,295

Personal Products - 0.05%
Medifast, Inc.A	86,784	2,679

Tobacco - 0.16%
Universal Corp.	164,003	9,356

Total Consumer Staples		136,335

ENERGY - 2.62%
Energy Equipment & Services - 0.97%
Atwood Oceanics, Inc.	173,267	3,604
Cobalt International Energy, Inc.A	1,031,700	7,954
Dynegy, Inc.A	129,600	3,376
Gulf Island Fabrication, Inc.	193,530	2,208
McDermott International, Inc.A	1,519,200	6,684
Oil States International, Inc.A	204,045	6,144
Patterson-UTI Energy, Inc.	644,010	10,617
Rowan Cos., PLCC	446,700	7,697

	Shares	Fair Value
		(000’s)
RPC, Inc.B	665,430	$8,185

		56,469

Oil & Gas - 1.65%
Abraxas Petroleum Corp.A	1,857,360	3,492
Bellatrix Exploration Ltd.A B	669,150	1,305
Bill Barrett Corp.A B	540,570	3,070
Callon Petroleum Co.A	753,040	4,925
Carrizo Oil & Gas, Inc.A	117,400	4,476
Delek US Holdings, Inc.	219,200	7,819
Denbury Resources, Inc.	476,820	1,879
Gran Tierra Energy, Inc.A	767,120	1,688
Helix Energy Solutions Group, Inc.A	138,467	1,159
Kosmos Energy Ltd.A	1,022,400	7,361
LinnCo LLCB D	458,711	1,789
Natural Gas Services Group, Inc.A	225,090	4,529
Newfield Exploration Co.A	378,900	12,424
PBF Energy, Inc., Class A	328,700	10,377
Synergy Resources Corp.A	888,437	8,644
Ultra Petroleum Corp.A B	355,450	2,765
Western Refining, Inc.	435,363	19,226

		96,928

Total Energy		153,397

FINANCIALS - 30.14%
Banks - 14.66%
1st Source Corp.	76,030	2,584
Associated Banc-Corp.	1,568,455	30,914
Astoria Financial Corp.	404,880	6,122
BancorpSouth, Inc.	295,210	7,460
Bank of Hawaii Corp.	233,600	15,761
BankUnited, Inc.	324,850	11,864
BBCN Bancorp, Inc.	339,596	5,213
Berkshire Hills Bancorp, Inc.	81,138	2,361
BOK Financial Corp.	159,430	10,596
Boston Private Financial Holdings, Inc.	781,439	9,831
Brookline Bancorp, Inc.	971,288	10,946
Bryn Mawr Bank Corp.	31,460	909
Capital Bank Financial Corp.A	213,800	6,408
Cardinal Financial Corp.	307,950	7,194
Cathay General Bancorp	289,615	9,300
Central Pacific Financial Corp.	379,620	8,841
Chemical Financial Corp.	309,760	10,207
City Holding Co.	69,872	3,369
City National Corp.	310,079	27,879
Clifton Bancorp, Inc.	316,250	4,301
CoBiz Financial, Inc.	526,927	6,739
Columbia Banking System, Inc.	554,090	18,169
Community Bank System, Inc.	32,760	1,252
Community Trust Bancorp, Inc.	25,731	901
CVB Financial Corp.	503,793	8,922
Dime Community Bancshares, Inc.	107,895	1,834
FCB Financial Holdings, Inc.A	132,280	4,594
First Commonwealth Financial Corp.	354,770	3,264
First Financial Bancorp	158,500	3,013
First Financial Corp.	105,716	3,508

	Shares	Fair Value
		(000’s)
First Horizon National Corp.	4,079,318	$64,656
First Interstate Bancsystem, Inc., Class A	292,270	8,105
First Merchants Corp.	103,800	2,702
First Midwest Bancorp, Inc.	1,126,407	21,143
First Niagara Financial Group, Inc.	3,231,327	31,376
FirstMerit Corp.	1,079,388	20,228
Flushing Financial Corp.	38,640	802
FNB Corp.	480,360	6,624
Fulton Financial Corp.	1,236,245	16,022
Hancock Holding Co.	253,035	7,394
Hanmi Financial Corp.	520,100	13,164
Iberiabank Corp.	104,940	6,774
Independent Bank Corp.	69,530	3,362
International Bancshares Corp.	423,883	11,415
Investors Bancorp, Inc.	1,210,000	14,738
MainSource Financial Group, Inc.	121,840	2,667
MB Financial, Inc.	206,549	7,043
National Bank Holdings Corp., Class A	89,500	1,937
National Penn Bancshares, Inc.	480,497	5,151
NBT Bancorp, Inc.	208,658	5,640
Northwest Bancshares, Inc.	386,000	4,898
Old National Bancorp	927,659	13,349
Opus Bank	47,716	1,868
People’s United Financial, Inc.	858,000	13,960
Popular, Inc.A	722,400	22,120
PrivateBancorp, Inc.	194,800	8,053
Prosperity Bancshares, Inc.	548,134	29,923
Provident Financial Services, Inc.	285,891	5,609
Real Industry, Inc.A	763,975	8,717
Renasant Corp.	91,830	2,952
S&T Bancorp, Inc.	209,848	6,489
Sandy Spring Bancorp, Inc.	73,330	2,005
Seacoast Banking Corp. of FloridaA	393,138	5,877
Simmons First National Corp., Class A	129,900	5,904
South State Corp.	87,500	6,801
Sterling Bancorp	342,000	5,092
Stock Yards Bancorp, Inc.	41,471	1,529
TCF Financial Corp.	729,231	12,003
Tompkins Financial Corp.	33,870	1,831
TowneBank	19,754	349
Trustmark Corp.	394,568	9,485
UMB Financial Corp.	234,670	12,865
Umpqua Holdings Corp.	815,384	14,465
Union Bankshares Corp.	124,000	3,060
United Bankshares, Inc.	148,700	6,027
United Community Banks, Inc.	692,690	14,456
United Financial Bancorp, Inc.	58,500	789
Valley National Bancorp	2,265,380	22,473
Washington Federal, Inc.	1,190,645	27,718
Washington Trust Bancorp, Inc.	137,798	5,480
Webster Financial Corp.	896,146	34,645
WesBanco, Inc.	352,143	11,698
Wilshire Bancorp, Inc.	273,810	3,182
Wintrust Financial Corp.	653,402	35,231

		856,102

	Shares	Fair Value
		(000’s)
Diversified Financials - 3.92%
Ashford, Inc.A	1	$—
Beneficial Bancorp, Inc.A	227,400	2,924
Calamos Asset Management, Inc., Class A	299,597	3,598
Capitol Federal Financial, Inc.	514,750	6,187
Cash America International, Inc.	76,000	2,107
Cohen & Steers, Inc.	95,510	2,952
Credit Acceptance Corp.A	86,668	20,819
Customers Bancorp, Inc.A	261,900	6,587
Encore Capital Group, Inc.A B	219,650	9,447
Enova International, Inc.A	69,540	1,257
EZCORP, Inc., Class AA	75,956	539
Federated Investors, Inc., Class B	99,727	3,362
First BanCorp Puerto RicoA	1,085,300	4,678
Flagstar Bancorp, Inc.A	155,200	3,151
GAMCO Investors, Inc., Class A	12,911	886
Greenhill & Co., Inc.	87,084	3,425
Janus Capital Group, Inc.	235,300	3,854
KCG Holdings, Inc., Class AA B	324,200	3,443
MGIC Investment Corp.A	1,018,900	11,279
Nelnet, Inc., Class A	170,879	6,731
Northfield Bancorp, Inc.	214,520	3,231
Oppenheimer Holdings, Inc., Class A	193,278	4,387
Oritani Financial Corp.	139,840	2,197
Outerwall, Inc.B	72,500	5,134
Pacific Continental Corp.	188,100	2,498
Physicians Realty TrustE	285,030	4,572
Piper Jaffray Cos.A	169,867	7,619
PRA Group, Inc.	90,560	5,755
Prospect Capital Corp.B	128,755	918
Stifel Financial Corp.A	245,794	13,506
Synovus Financial Corp.	1,580,185	49,808
Texas Capital Bancshares, Inc.A	516,100	30,419
Virtus Investment Partners, Inc.	14,463	1,748

		229,018

Insurance - 7.96%
Allied World Assurance Co. Holdings AG	459,285	19,409
American Equity Investment Life Holding Co.	426,890	12,610
American Financial Group, Inc.	257,835	17,778
AMERISAFE, Inc.	43,200	2,162
Amtrust Financial Services, Inc.B	254,631	17,699
Argo Group International Holdings Ltd.	83,734	4,721
Aspen Insurance Holdings Ltd.	415,420	19,978
Assurant, Inc.	203,700	15,196
Assured Guaranty Ltd.	425,940	10,418
Axis Capital Holdings Ltd.	266,700	15,351
CNO Financial Group, Inc.	897,372	16,009
Employers Holdings, Inc.	58,400	1,402
Endurance Specialty Holdings Ltd.	309,025	21,474
Enstar Group Ltd.A	65,643	10,502
FBL Financial Group, Inc., Class A	131,626	7,504
First American Financial Corp.	411,950	16,717
Global Indemnity PLCA C	424,623	11,741
Hanover Insurance Group, Inc.	249,580	20,179

	Shares	Fair Value
		(000’s)
Hilltop Holdings, Inc.A	287,460	$6,051
Horace Mann Educators Corp.	967,671	34,102
Infinity Property & Casualty Corp.	54,738	4,243
Kemper Corp.	191,520	7,416
Maiden Capital Financing Trust	220,350	3,645
Mercury General Corp.	118,200	6,672
Montpelier Re Holdings Ltd.	325,238	13,871
National Western Life Insurance Co., Class A	14,720	3,547
Navigators Group, Inc.A	49,613	3,879
Old Republic International Corp.	914,060	15,292
Primerica, Inc.	176,430	7,980
ProAssurance Corp.	165,000	7,968
Radian Group, Inc.	780,252	14,403
Renaissancere Holdings Ltd.	138,100	14,818
Safety Insurance Group, Inc.	171,500	9,945
Selective Insurance Group, Inc.	225,569	6,950
State Auto Financial Corp.	77,539	1,876
Stewart Information Services Corp.	60,140	2,473
Symetra Financial Corp.	735,750	18,423
Third Point Reinsurance Ltd.A	289,200	4,298
United Fire Group, Inc.	81,260	2,808
Universal Insurance Holdings, Inc.	159,300	4,368
Validus Holdings Ltd.	311,510	14,438
White Mountains Insurance Group Ltd.	21,454	15,147

		465,463

Real Estate - 3.60%
American Assets Trust, Inc.E	238,090	9,909
Apollo Residential Mortgage, Inc.E	224,410	3,249
Ashford Hospitality Prime, Inc.E	140,369	2,044
Ashford Hospitality Trust, Inc.E	443,993	3,880
Brandywine Realty TrustE	499,085	6,872
CBL & Associates Properties, Inc.E	307,020	5,017
Corporate Office Properties TrustE	397,430	9,193
EPR PropertiesE	323,890	18,501
Geo Group, Inc.E	818,906	30,915
Granite Real Estate Investment TrustE	267,400	8,233
Healthcare Trust of America, Inc., Class AE	521,718	13,111
Hersha Hospitality TrustE	183,100	4,966
Hospitality Properties TrustE	128,503	3,524
Kite Realty Group TrustE	445,160	11,752
Mack-Cali Realty Corp.E	367,281	7,654
Medical Properties Trust, Inc.E	862,500	11,790
New Residential Investment Corp.E	366,310	5,747
Pebblebrook Hotel TrustE	223,914	9,113
Pennsylvania Real Estate Investment TrustE	321,105	7,039
RAIT Financial TrustE	843,570	4,420
Ramco-Gershenson Properties TrustE	315,300	5,341
RLJ Lodging TrustE	469,456	14,004
Ryman Hospitality Properties, Inc.E	93,900	5,369
WCI Communities, Inc.A	346,341	8,742

		210,385

Total Financials		1,760,968

	Shares	Fair Value
		(000’s)
HEALTH CARE - 5.28%
Biotechnology - 0.08%
Charles River Laboratories International, Inc.A	36,894	$2,864
PDL BioPharma, Inc.	274,391	1,597

		4,461

Health Care Equipment & Supplies - 1.73%
Computer Programs and Systems, Inc.B	58,570	2,739
Globus Medical, Inc., Class AA	433,210	12,156
Haemonetics Corp.A	667,928	26,724
Hillenbrand, Inc.	361,840	10,262
Hill-Rom Holdings, Inc.	113,369	6,352
Integra LifeSciences Holdings Corp.A	48,805	3,130
Invacare Corp.	622,890	10,620
Meridian Bioscience, Inc.	366,860	6,636
Natus Medical, Inc.A	130,459	5,892
Seaspine Holdings Corp.A	31,408	492
Sirona Dental Systems, Inc.	78,500	8,147
STERIS Corp.	111,800	7,729

		100,879

Health Care Providers & Services - 3.35%
Advisory Board Co.A	216,820	12,988
Air Methods Corp.	289,500	11,403
Hanger Orthopedic Group, Inc.A	1,076,260	23,290
HealthSouth Corp.	535,710	24,482
LifePoint Hospitals, Inc.A	464,987	38,529
Magellan Health Services, Inc.A	95,820	5,806
Omnicell, Inc.A	277,550	10,136
Owens & Minor, Inc.	319,753	11,243
Select Medical Holdings Corp.	1,045,975	15,093
Triple-S Management Corp., Class BA	170,581	3,681
Universal American Corp.	258,300	2,394
WellCare Health Plans, Inc.A	464,870	37,561

		196,606

Pharmaceuticals - 0.12%
Lannett Co., Inc.A	115,370	6,876

Total Health Care		308,822

INDUSTRIALS - 20.05%
Aerospace & Defense - 1.39%
AAR Corp.	378,301	10,195
Aerovironment, Inc.A	350,150	9,125
Aircastle Ltd.	664,511	15,996
Curtiss-Wright Corp.	91,900	6,191
Kaman Corp.	12,727	502
Moog, Inc., Class AA	16,020	1,071
Orbital ATK, Inc.	178,755	12,683
Triumph Group, Inc.	288,967	15,561
World Fuel Services Corp.	237,450	9,652

		80,976

Building Products - 2.36%
American Woodmark Corp.A	103,910	6,833
Apogee Enterprises, Inc.	122,657	6,768

	Shares	Fair Value
		(000’s)
Crane Co.	273,039	$14,526
Masonite International Corp.	358,500	24,762
Owens Corning	452,090	20,276
Simpson Manufacturing Co., Inc.	966,248	34,611
Trex Co., Inc.A	473,800	21,496
Universal Forest Products, Inc.	133,010	8,446

		137,718

Commercial Services & Supplies - 7.26%
ABM Industries, Inc.	689,689	22,732
Aceto Corp.	255,600	5,989
American Public Education, Inc.A	70,795	1,831
Apollo Group, Inc., Class AA	82,407	1,056
Bridgepoint Education, Inc.A	124,309	1,171
Brink’s Co.	485,840	15,173
Capella Education Co.	156,953	8,085
CDI Corp.	95,825	1,160
Convergys Corp.	487,672	12,245
Con-way, Inc.	1,651,200	64,050
CSG Systems International, Inc.	506,230	15,744
CyrusOne, Inc.E	333,712	10,258
Deluxe Corp.	277,966	17,909
DeVry, Inc.	176,953	5,376
Dun & Bradstreet Corp.	133,720	16,684
Ennis, Inc.	84,758	1,422
FTI Consulting, Inc.A	285,290	11,674
G&K Services, Inc., Class A	65,519	4,295
Heidrick & Struggles International, Inc.	161,500	3,532
Herman Miller, Inc.	472,500	13,249
HMS Holdings Corp.A	597,810	6,887
Hudson Global, Inc.A	630,300	1,374
Interface, Inc.	530,940	13,789
Kelly Services, Inc., Class A	231,533	3,459
Kforce, Inc.	17,535	410
Koppers Holdings, Inc.	22,146	450
Korn/Ferry International	608,654	20,378
McGrath Rentcorp	262,928	6,668
Mobile Mini, Inc.	591,429	21,960
Monotype Imaging Holdings, Inc.	200,726	5,004
Monster Worldwide, Inc.A	370,984	2,615
Morningstar, Inc.	41,539	3,539
Navigant Consulting, Inc.A	417,189	6,558
PHH Corp.A	765,660	19,111
Pitney Bowes, Inc.	732,190	15,317
Resources Connection, Inc.	164,122	2,598
RR Donnelley & Sons Co.	1,167,500	20,490
Steelcase, Inc., Class A	655,332	11,698
Strayer Education, Inc.A	46,975	2,612
Tetra Tech, Inc.	46,500	1,239
TrueBlue, Inc.A	484,773	12,488
Viad Corp.	185,011	5,304
Weight Watchers International, Inc.A B	303,299	1,213
West Corp.	204,000	5,885

		424,681

	Shares	Fair Value
		(000’s)
Construction & Engineering - 1.83%
AECOM Technology Corp.A	413,500	$12,748
Aegion Corp.A	143,102	2,829
Comfort Systems USA, Inc.	1,055,967	29,188
EMCOR Group, Inc.	368,884	17,644
Granite Construction, Inc.	260,210	8,852
MYR Group, Inc.A	320,361	9,624
Primoris Services Corp.	737,700	13,389
Tutor Perini Corp.	616,742	12,908

		107,182

Diversified Manufacturing - 0.59%
Barnes Group, Inc.	892,750	34,755

Electrical Equipment - 1.28%
Brady Corp., Class A	122,894	2,890
Encore Wire Corp.	360,300	12,369
EnerSys, Inc.	410,766	25,652
Geospace Technologies Corp.A	262,431	4,577
II-VI, Inc.	1,372,388	23,331
Regal-Beloit Corp.	83,940	5,828

		74,647

Industrial Conglomerates - 0.61%
GATX Corp.	110,000	5,834
ICF International, Inc.A	26,351	966
KBR, Inc.	1,070,400	18,700
Park-Ohio Industries, Inc.	30,331	1,362
Raven Industries, Inc.	200,820	3,902
Rexnord Corp.A	155,270	3,292
Trimas Corp.A	60,790	1,429

		35,485

Machinery - 3.40%
Actuant Corp., Class A	173,921	4,011
AGCO Corp.	281,700	15,496
Applied Industrial Technologies, Inc.	108,862	4,205
Astec Industries, Inc.	211,120	8,299
Briggs & Stratton Corp.	103,000	1,903
Chart Industries, Inc.A	225,860	6,166
CIRCOR International, Inc.	97,700	4,673
Columbus McKinnon Corp.	111,542	2,617
EnPro Industries, Inc.	291,900	14,793
ESCO Technologies, Inc.	62,225	2,369
FreightCar America, Inc.	240,188	4,626
Harsco Corp.	334,100	4,591
iRobot Corp.A	261,203	8,042
John Bean Technologies Corp.	74,582	2,719
L.B. Foster Co., Class A	65,098	1,911
Lindsay Corp.B	126,240	10,588
Meritor, Inc.A	1,826,099	25,711
Miller Industries, Inc.	231,100	4,047
Mueller Industries, Inc.	113,590	3,677
Navistar International Corp.B	419,400	7,356
Oshkosh Corp.	642,100	23,462
Tennant Co.	22,895	1,369
Terex Corp.	716,400	15,875

	Shares	Fair Value
		(000’s)
TimkenSteel Corp.	378,300	$7,048
Valmont Industries, Inc.	68,800	7,653
Wabash National Corp.A	251,933	3,462
Watts Water Technologies, Inc., Class A	38,480	2,134

		198,803

Marine - 0.26%
Great Lakes Dredge & Dock Corp.A	348,541	1,767
Matson, Inc.	319,000	13,213

		14,980

Road & Rail - 0.71%
Forward Air Corp.	143,681	6,976
Marten Transport Ltd.	294,506	5,710
Quality Distribution, Inc.A	58,390	929
Ryder System, Inc.	196,290	17,768
Swift Transportation Co.A	161,265	3,841
TravelCenters of America LLCA D	78,170	1,271
Werner Enterprises, Inc.	179,624	5,073

		41,568

Trading Companies & Distributors - 0.36%
Air Lease Corp.	374,660	13,244
WESCO International, Inc.A B	123,210	7,560

		20,804

Total Industrials		1,171,599

INFORMATION TECHNOLOGY - 11.79%
Communications Equipment - 1.65%
Adtran, Inc.	215,189	3,551
Anixter International, Inc.	74,577	4,938
ARRIS Group, Inc.A	1,136,508	35,140
Bel Fuse, Inc., Class B	66,988	1,479
Brocade Communications Systems, Inc.	1,638,180	16,808
CommScope Holding Co., Inc.A	431,600	13,539
Extreme NetworksA	1,993,600	4,625
Finisar Corp.A	144,231	2,511
IxiaA	176,831	2,334
Plantronics, Inc.	162,753	9,453
Ubiquiti Networks, Inc.B	67,676	2,181

		96,559

Computers & Peripherals - 0.77%
Electronics for Imaging, Inc.A	186,360	8,517
Lexmark International, Inc., Class A	397,290	13,504
Mercury Systems, Inc.A	736,178	10,373
NCR Corp.A	466,100	12,836

		45,230

Electronic Equipment & Instruments - 3.50%
Arrow Electronics, Inc.	348,200	20,248
Avnet, Inc.	100,200	4,181
AVX Corp.	489,700	6,596
Benchmark Electronics, Inc.A	625,481	13,798
Celestica, Inc.A	267,800	3,583
ChipMOS TECHNOLOGIES Bermuda Ltd.	69,000	1,136
Coherent, Inc.	43,455	2,518
DTS, Inc.A	116,253	3,312
Greatbatch Inc.A	64,440	3,514

	Shares	Fair Value
		(000’s)
Ingram Micro, Inc., Class A	768,111	$20,916
Itron, Inc.A	102,426	3,301
Knowles Corp.A B	371,340	7,074
Littelfuse, Inc.	97,490	8,969
Nanometrics, Inc.A	299,186	4,093
Newport Corp.A	60,896	965
Plexus Corp.A	488,156	18,618
Rofin-Sinar Technologies, Inc.A	63,991	1,596
Sanmina Corp.A	665,377	14,685
Scansource, Inc.A	411,265	15,558
Tech Data Corp.A	198,149	11,558
Vishay Intertechnology, Inc.	3,310,402	38,003

		204,222

Internet Software & Services - 0.31%
Constant Contact, Inc.A	211,500	5,465
Engility Holdings, Inc.	47,900	1,049
Netgear, Inc.A	195,087	6,534
Perficient, Inc.A	297,600	4,830

		17,878

IT Consulting & Services - 1.23%
Acxiom Corp.A	442,759	7,930
CACI International, Inc., Class AA	96,070	7,890
Computer Task Group, Inc.	18,317	128
Mantech International Corp., Class A	92,870	2,768
MoneyGram International, Inc.A	235,221	2,399
Science Applications International Corp.	69,310	3,721
Sykes Enterprises, Inc.A	394,513	9,618
SYNNEX Corp.	267,001	20,194
Syntel, Inc.A	185,700	8,113
Unisys Corp.A	131,234	2,083
Virtusa Corp.A	145,700	6,985

		71,829

Semiconductor Equipment & Products - 2.86%
Advanced Energy Industries, Inc.A	144,000	3,771
Amkor Technology, Inc.A	335,724	1,481
Brooks Automation, Inc.	2,711,062	28,602
Diodes, Inc.A	1,538,859	34,147
Fairchild Semiconductor International, Inc.A	1,508,474	22,718
Inphi Corp.A	194,522	4,421
IXYS Corp.	125,390	1,312
Kulicke & Soffa Industries, Inc.A	478,614	4,982
Microsemi Corp.	187,125	6,164
MKS Instruments, Inc.	220,890	7,842
Omnivision Technologies, Inc.A	189,881	4,637
PDF Solutions, Inc.A	51,376	720
Photronics, Inc.A	1,139,175	9,398
QLogic Corp.A	1,758,445	15,597
Rovi Corp.A	74,720	821
Teradyne, Inc.	638,040	12,289
Ultra Clean Holdings, Inc.A	62,631	475
Xcerra Corp.A	1,243,033	7,812

		167,189

	Shares	Fair Value
		(000’s)
Software - 1.47%
Comverse, Inc.A	437,580	$8,870
DST Systems, Inc.	23,050	2,516
FARO Technologies, Inc.A	462,826	20,313
Mentor Graphics Corp.	2,089,010	54,502

		86,201

Total Information Technology		689,108

MATERIALS - 3.88%
Chemicals - 1.59%
A. Schulman, Inc.	79,470	2,959
American Vanguard Corp.	408,900	5,242
Cabot Corp.	258,048	9,078
Calgon Carbon Corp.	322,090	5,698
Chemtura Corp.A	128,689	3,530
Innospec, Inc.	218,995	9,472
Intrepid Potash, Inc.	543,410	4,641
Kronos Worldwide, Inc.	267,690	2,634
Olin Corp.B	156,440	3,597
PolyOne Corp.	596,200	20,431
Quaker Chemical Corp.	31,234	2,895
Rayonier Advanced Materials, Inc.	103,407	1,453
Scotts Miracle-Gro Co., Class A	256,077	15,464
Stepan Co.	125,479	6,150

		93,244

Construction Materials - 0.03%
Boise Cascade Co.A	54,319	1,802

Metals & Mining - 1.52%
Carpenter Technology Corp.	171,360	6,433
Century Aluminum Co.A	109,247	1,018
Coeur d’Alene Mines Corp.B	423,519	1,495
Commercial Metals Co.	243,702	3,755
Gibraltar Industries, Inc.A	492,819	9,433
Global Brass & Copper Holdings, Inc.	168,070	2,832
Haynes International, Inc.	128,940	5,489
Hecla Mining Co.	1,414,700	2,971
Horsehead Holding Corp.A B	1,126,300	9,326
Kaiser Aluminum Corp.	182,500	15,412
Materion Corp.	84,991	2,601
Noranda Aluminum Holding Corp.	1,357,600	882
Pan American Silver Corp.	231,973	1,448
Steel Dynamics, Inc.	864,900	17,324
Stillwater Mining Co.A	726,700	6,918
Worthington Industries, Inc.	57,778	1,563

		88,900

Paper & Forest Products - 0.74%
Domtar Corp.	243,560	9,903
Glatfelter Co.	143,100	2,921
Louisiana-Pacific Corp.A	1,398,226	20,610
Neenah Paper, Inc.	81,085	4,912
Schweitzer-Mauduit International, Inc.	116,700	4,633

		42,979

Total Materials		226,925

	Shares	Fair Value
		(000’s)
TELECOMMUNICATION SERVICES - 0.48%
Diversified Telecommunication Services - 0.24%
Atlantic Tele-Network, Inc.	51,710	$3,658
EchoStar Corp., Class AA	169,040	7,846
IDT Corp., Class B	81,965	1,395
magicJack VocalTec Ltd.A B	51,409	372
Premiere Global Services, Inc.A	76,610	827

		14,098

Wireless Telecommunication Services - 0.24%
Iridium Communications, Inc.A B	361,400	2,682
Telephone & Data Systems, Inc.	385,083	11,325

		14,007

Total Telecommunication Services		28,105

UTILITIES - 4.29%
Electric - 2.69%
Allete, Inc.	283,290	13,680
El Paso Electric Co.	80,070	2,917
Empire District Electric Co.	175,500	4,038
Great Plains Energy, Inc.	1,884,790	49,212
IDACORP, Inc.	155,525	9,660
NorthWestern Corp.	397,830	21,419
NRG Yield, Inc., Class AB	79,500	1,567
PNM Resources, Inc.	304,480	8,032
Portland General Electric Co.	1,282,544	46,184

		156,709

Gas - 0.74%
Chesapeake Utilities Corp.	166,935	8,584
Laclede Group, Inc.	138,540	7,496
MDU Resources Group, Inc.	327,240	6,384
One Gas, Inc.	168,200	7,574
Piedmont Natural Gas Co., Inc.	354,410	13,472

		43,510

Multi-Utilities - 0.76%
Avista Corp.	432,240	14,273
NiSource, Inc.	880,700	15,377
Westar Energy, Inc.	388,370	14,622

		44,272

Water - 0.10%
California Water Service Group	281,740	6,066

Total Utilities		250,557

Total Common Stock (Cost $4,837,486)		5,614,887

SHORT-TERM INVESTMENTS - 3.72%
American Beacon U.S. Government Money Market Select Fund, Select Class	15,000,000	15,000
JPMorgan U.S. Government Money Market Fund, Capital Class	202,322,457	202,322

Total Short-Term Investments (Cost $217,322)		217,322

SECURITIES LENDING COLLATERAL - 2.70%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	114,824,826	$114,825
DWS Government and Agency Securities Portfolio, Institutional Class	42,885,273	42,885

Total Securities Lending Collateral (Cost $157,710)		157,710

TOTAL INVESTMENTS - 102.49% (Cost $5,212,518)		5,989,919
LIABILITIES, NET OF OTHER ASSETS - (2.49%)		(145,283)

TOTAL NET ASSETS - 100.00%		$5,844,636

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2015.
C	PLC - Public Limited Company.
D	LLC - Limited Liability Company.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index September Futures	Long	1,685	September 2015	$208,131,200	$(3,805,339)

				$208,131,200	$(3,805,339)

Top Ten Holdings (% Net Assets)
First Horizon National Corp.		1.1
Con-way, Inc.		1.1
Mentor Graphics Corp.		0.9
Synovus Financial Corp.		0.9
Great Plains Energy, Inc.		0.8
Portland General Electric Co.		0.8
LifePoint Hospitals, Inc.		0.7
Vishay Intertechnology, Inc.		0.7
WellCare Health Plans, Inc.		0.6
Wintrust Financial Corp.		0.6

Total Fund Holdings	604

Sector Allocation (% Equities)
Financials	31.4
Industrials	20.9
Consumer Discretionary	15.8
Information Technology	12.3
Health Care	5.5
Utilities	4.5
Materials	4.0
Energy	2.7
Consumer Staples	2.4
Telecommunication Services	0.5

American Beacon International Equity Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.20%
Common Stocks - (Cost $25,415)
Ansell Ltd.	429,944	$7,876
Caltex Australia Ltd.	531,517	13,422
James Hardie Industries PLC, CDIA B	630,913	8,758

Total Australia		30,056

Austria - 0.24%
Common Stocks - (Cost $6,887)
Uniqa Insurance Group AG	625,619	5,909

Belgium - 1.64%
Common Stocks - (Cost $26,898)
Anheuser-Busch InBev N.V.	215,544	25,648
KBC Groep N.V.	223,942	15,608

Total Belgium		41,256

Canada - 2.31%
Common Stocks - (Cost $79,390)
Baytex Energy Corp.C	555,667	4,784
Bombardier, Inc., Class B	4,180,200	5,210
Encana Corp.	681,500	5,180
Home Capital Group, Inc.	44,600	1,083
Imperial Oil Ltd.D	274,520	10,156
MDA Corp.C	193,700	11,484
National Bank of Canada	192,600	6,736
Precision Drilling Corp.	1,027,500	5,225
Suncor Energy, Inc.	294,000	8,282

Total Canada		58,140

Denmark - 0.43%
Common Stocks - (Cost $12,120)
Carlsberg A.S., Class B	124,160	10,817

Finland - 0.74%
Common Stocks - (Cost $12,016)
Sampo OYJ, Class A	375,703	18,568

France - 10.15%
Common Stocks - (Cost $225,776)
AXA S.A.	556,763	14,675
BNP Paribas	587,334	38,257
Cap Gemini S.A.	182,461	17,444
Cie de Saint-Gobain	238,550	11,309
Cie Generale des Etablissements Michelin	90,840	8,899
GDF Suez	862,952	16,571
Iliad S.A.	14,768	3,504

	Shares	Fair Value
		(000’s)
Legrand S.A.	256,048	$15,762
Orange S.A.	203,690	3,341
Sanofi	334,377	35,977
Schneider Electric S.A.	213,288	14,896
Technip S.A.	354,166	20,156
Total S.A.	580,319	28,728
Valeo S.A.	90,961	12,138
Vinci S.A.	210,601	13,507

Total France		255,164

Germany - 8.17%
Common Stocks - (Cost $135,365)
Bayer AG Reg	364,247	53,724
Commerzbank AGD	657,780	8,514
Continental AG	35,050	7,835
Daimler AG, Reg SE	45,676	4,083
Deutsche Boerse AG	158,220	14,358
HeidelbergCement AG	171,240	13,061
Infineon Technologies AG	779,560	8,737
Lanxess AG	150,370	8,675
Linde AG	77,425	14,634
Merck KGaA	137,730	14,010
METRO AG	219,610	6,934
Muenchener Rueckversicherungs AG Reg	33,507	6,156
SAP AG	160,434	11,499
Siemens AG Reg	120,420	12,887

Total Common Stocks		185,107

Preferred Stocks - (Cost $24,741)
Volkswagen AG	101,913	20,415

Total Germany		205,522

Hong Kong/China - 2.32%
Common Stocks - (Cost $47,606)
AIA Group Ltd.	1,273,600	8,313
Cheung Kong Property Holdings Ltd.D	162,792	1,357
China Merchants Holdings Intl.	2,050,103	7,524
China Mobile Ltd.	1,876,807	24,523
CK Hutchison Holdings Ltd.	162,792	2,417
CNOOC Ltd.	8,591,000	10,628
GCL-Poly Energy Holdings Ltd.D	17,305,000	3,505

Total Hong Kong/China		58,267

Ireland - 0.76%
Common Stocks - (Cost $12,408)
CRH PLCB	641,560	19,106

Israel - 2.00%
Common Stocks - (Cost $34,917)
Teva Pharmaceutical Industries Ltd., Sponsored ADR, F	728,970	50,314

	Shares	Fair Value
		(000’s)
Italy - 1.63%
Common Stocks - (Cost $34,729)
Atlantia SpA	294,948	$7,878
Azimut Holding SpA	357,343	8,932
ENI SpA	571,184	10,012
Intesa Sanpaolo SpA	1,671,515	6,429
UniCredit SpAC	1,160,576	7,692

Total Italy		40,943

Japan - 15.41%
Common Stocks - (Cost $330,800)
Canon, Inc.	289,700	9,285
Daikin Industries Ltd.	165,300	10,697
Daiwa House Industry Co., Ltd.	942,600	23,482
Don Quijote Co., Ltd.	513,300	21,910
East Japan Railway Co.	190,200	18,800
Hitachi Ltd.	2,827,000	18,349
Isuzu Motors Ltd.	640,900	8,884
ITOCHU Corp.	375,000	4,602
Japan Tobacco, Inc.	311,100	12,083
JGC Corp.	300,000	5,129
KDDI Corp.	2,281,700	58,002
Komatsu Ltd.	226,200	4,189
Konica Minolta, Inc.	1,253,500	15,646
Nikon Corp.C	1,000,900	11,904
Nissan Motor Co., Ltd.	1,382,900	13,373
Seven & I Holdings Co., Ltd.	353,400	16,322
Shin-Etsu Chemical Co., Ltd.	134,600	8,055
Softbank Corp.	418,000	23,208
Sony Corp.	589,200	16,796
Sumitomo Mitsui Financial Group, Inc.	769,500	34,422
Suntory Beverage & Food Ltd.	281,500	11,902
Toshiba Corp.D	1,441,000	4,418
Toyota Motor Corp.	406,200	27,050
United Arrows Ltd.	218,100	8,711

Total Japan		387,219

Luxembourg - 0.26%
Common Stocks - (Cost $6,126)
RTL Group S.A.,	70,595	6,423

Netherlands - 5.91%
Common Stocks - (Cost $121,912)
Akzo Nobel	517,540	37,065
ING Groep N.V. CVAG	936,070	15,924
Koninklijke Philips Electronics N.V.	240,627	6,690
NXP Semiconductor N.V.D	83,437	8,173
PostNL N.V.D	1,265,767	5,438
QIAGEN N.V.D	349,330	9,793
Reed Elsevier N.V.C	1,621,184	27,009
SBM Offshore N.V.D	692,530	8,446
TNT Express N.V.	1,205,200	10,099
Unilever N.V., CVA GDRG H	135,942	6,093

	Shares	Fair Value
		(000’s)
Wolters Kluwer N.V.	418,516	$13,872

Total Netherlands		148,602

Norway - 0.89%
Common Stocks - (Cost $16,356)
Telenor ASA,	1,018,365	22,341

Portugal - 0.23%
Common Stocks - (Cost $7,949)
Galp Energia SGPS S.A.,	492,800	5,710

Singapore - 1.26%
Common Stocks - (Cost $22,150)
DBS Group Holdings Ltd.	1,156,342	17,010
Noble Group Ltd.	12,368,500	4,102
Singapore Telecommunications Ltd.	3,526,000	10,512

Total Singapore		31,624

South Korea - 4.11%
Common Stocks - (Cost $129,287)
Hana Financial Group, Inc.	462,277	11,516
Hyundai Mobis Co., Ltd.	36,196	6,604
Hyundai Motor Co.	128,101	16,312
KB Financial Group, Inc. ADRF	220,266	6,936
KT&G Corp.	151,050	14,199
LG Electronics, Inc.	199,764	6,931
POSCO	41,106	6,903
Samsung Electronics Co., Ltd.	15,260	15,454
SK Telecom Co., Ltd.	86,983	18,546

Total South Korea		103,401

Spain - 1.54%
Common Stocks - (Cost $35,390)
CaixaBank S.A.	2,126,116	9,478
Red Electrica Corporation S.A.	99,245	7,932
Repsol S.A.	171,652	2,884
Tecnicas Reunidas S.A.	84,920	4,324
Telefonica S.A.	927,032	14,192

Total Spain		38,810

Sweden - 1.83%
Common Stocks - (Cost $39,362)
Assa Abloy AB	830,340	16,854
Getinge AB, Class B	517,860	12,708
Swedbank AB, Class A	703,567	16,491

Total Sweden		46,053

Switzerland - 8.81%
Common Stocks - (Cost $170,362)
ABB Ltd.	656,370	13,334
Aryzta AG	180,149	9,148
Cie Financiere Richemont S.A.	100,378	8,663

	Shares	Fair Value
		(000’s)
Clariant AG	435,575	$8,691
Credit Suisse Group AG Reg	1,041,034	30,683
Givaudan S.A. Reg	1,856	3,457
Novartis AG Reg	684,053	71,074
Roche Holding AG Genusschein	96,888	27,985
Swiss Re AG	104,450	9,404
UBS Group AG	1,104,512	25,432
Zurich Insurance Group AG	44,459	13,541

Total Switzerland		221,412

United Kingdom - 23.27%
Common Stocks - (Cost $515,852)
Anglo American PLCB	426,177	5,399
Aon PLCB	85,400	8,606
Aviva PLCB	3,548,225	28,813
BAE Systems PLCB	1,564,304	11,731
Balfour Beatty PLCB	1,816,150	6,685
Barclays PLCB	7,429,596	33,525
BG Group PLCB	586,599	10,008
BP PLCB	1,745,740	10,781
British American Tobacco PLCB	854,915	50,746
Carnival PLCB	290,495	16,113
Direct Line Insurance Group PLCB	1,205,945	6,891
GlaxoSmithKline PLCB	1,570,141	34,230
Glencore Xstrata PLCB	1,557,832	5,060
HSBC Holdings PLCB	3,235,406	29,101
Informa PLCB	1,320,805	12,293
Kingfisher PLCB	2,264,455	12,755
Lloyds Banking Group PLCB	41,870,492	54,401
Marks & Spencer Group PLCB	1,472,810	12,512
Michael Page International PLCB	928,226	7,944
Petrofac Ltd.	746,530	10,259
Provident Financial Holdings PLCB	218,802	10,159
Prudential PLCB	1,059,190	24,935
Reed Elsevier PLCB	804,834	14,052
Rexam PLCB	1,463,135	12,716
Royal Dutch Shell PLC, Class AB	389,096	11,180
Royal Dutch Shell PLC, Class BB	303,526	8,819
Shire PLCB	184,535	16,369
Sky PLCB	683,110	12,161
SSE PLC	746,402	17,659
Standard Chartered PLCB	791,570	12,117
Tesco PLCB	3,582,820	12,069
Unilever PLCB	237,907	10,800
Vodafone Group PLCB	7,573,301	28,603
William Hill PLCB	1,793,060	11,338
Wolseley PLCB	214,053	14,227

Total United Kingdom		585,057

SHORT-TERM INVESTMENTS - 4.21%
American Beacon U.S. Government Money Market Select Fund, Select Class	10,000,000	10,000

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital Class	95,868,534	$95,869

Total Short-Term Investments (Cost $105,869)		105,869

SECURITIES LENDING COLLATERAL - 1.57%
American Beacon U.S. Government Money Market Select Fund, Select ClassI	33,490,924	33,491
DWS Government and Agency Securities Portfolio, Institutional Class	5,921,603	5,922

Total Securities Lending Collateral (Cost $39,413)		39,413

TOTAL INVESTMENTS - 100.89% (Cost $2,219,096)		2,535,996
LIABILITIES, NET OF OTHER ASSETS - (0.89)%		(22,449)

TOTAL NET ASSETS - 100.00%		$2,513,547

Percentages are stated as a percent of net assets.

A	CDI - Chess Depository Interest.
B	PLC - Public Limited Company.
C	All or a portion of this security is on loan at July 31, 2015.
D	Non-income producing security.
E	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
F	ADR - American Depositary Receipt.
G	CVA - Dutch Certificate.
H	GDR - Global Depositary Receipt.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index August Futures	Long	30	August 2015	$3,243,144	$32,518
CAC 40 10 Euro August Futures	Long	201	August 2015	11,223,219	100,809
DAX Index September Futures	Long	33	September 2015	10,244,646	208,156
FTSE 100 Index September Futures	Long	223	September 2015	23,172,969	145,803
FTSE MIB Index August Futures	Long	22	September 2015	2,843,154	149,447
Hang Seng IDX August Futures	Long	23	August 2015	3,638,307	12,063
IBEX 35 Index August Futures	Long	33	August 2015	4,047,857	(1,633)
OMXS 30 Index August Futures	Long	177	August 2015	3,311,577	10,853
S&P TSX 60 Index August Futures	Long	76	September 2015	9,892,759	938
SPI 200 August Futures	Long	74	September 2015	7,642,377	209,114
TOPIX Index September Futures	Long	193	September 2015	25,851,367	195,193

				$105,111,376	$1,063,261

Forward Foreign Currency Exchange Contracts on July 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	CHF	9,898,731	9/9/2015	CBK	$—	$(381,373)	$(381,373)
BUY	CAD	470,680	9/9/2015	SOG	—	(19,480)	(19,480)
BUY	GBP	1,445,901	9/9/2015	BOA	1,501	—	1,501
BUY	SEK	188,900	9/9/2015	BOA	—	(4,022)	(4,022)
BUY	EUR	2,137,235	9/9/2015	BOA	—	(21,908)	(21,908)
BUY	JPY	1,372,504	9/9/2015	SOG	—	(9,971)	(9,971)
BUY	AUD	213,883	9/9/2015	SOG	—	(8,895)	(8,895)
BUY	CHF	310,827	9/9/2015	SOG	—	(8,271)	(8,271)
BUY	JPY	428,614	9/9/2015	GLM	—	(5,686)	(5,686)
BUY	SEK	57,995	9/9/2015	DUB	—	(716)	(716)
BUY	EUR	549,376	9/9/2015	DUB	586	—	586
BUY	GBP	468,375	9/9/2015	DUB	5,186	—	5,186
BUY	CHF	103,609	9/9/2015	DUB	—	(2,150)	(2,150)
BUY	CAD	229,330	9/9/2015	GLM	—	(5,984)	(5,984)
BUY	AUD	145,912	9/9/2015	GLM	—	(2,210)	(2,210)
BUY	GBP	624,500	9/9/2015	SOG	556	—	556
BUY	CAD	305,773	9/9/2015	BOA	—	(10,029)	(10,029)
BUY	JPY	922,611	9/9/2015	BOA	—	(11,616)	(11,616)
BUY	SEK	104,392	9/9/2015	SOG	—	(2,090)	(2,090)
BUY	EUR	988,876	9/9/2015	SOG	—	(6,524)	(6,524)
BUY	AUD	291,824	9/9/2015	BOA	—	(7,130)	(7,130)
BUY	AUD	6,551,099	9/9/2015	TDB	—	(315,263)	(315,263)
BUY	JPY	20,689,508	9/9/2015	UAG	78,266	—	78,266
BUY	SEK	2,689,792	9/9/2015	CBK	—	(127,350)	(127,350)
BUY	GBP	19,892,186	9/9/2015	BRC	309,092	—	309,092
BUY	CAD	8,726,691	9/9/2015	GLM	—	(413,668)	(413,668)
BUY	EUR	24,692,882	9/9/2015	CBK	—	(696,654)	(696,654)
SELL	CHF	252,461	9/9/2015	BOA	6,462	—	6,462
SELL	EUR	2,131,577	9/9/2015	CBK	28,429	—	28,429
SELL	GBP	1,889,112	9/9/2015	CBK	—	(13,824)	(13,824)
SELL	CAD	619,191	9/9/2015	BOA	18,788	—	18,788
SELL	SEK	330,574	9/9/2015	SOG	6,748	—	6,748
SELL	CHF	124,331	9/9/2015	CBK	3,381	—	3,381
SELL	AUD	576,353	9/9/2015	BOA	9,850	—	9,850
SELL	JPY	831,238	9/9/2015	SOG	7,443	—	7,443
SELL	CHF	859,956	9/9/2015	SOG	17,005	—	17,005
SELL	CAD	886,743	9/9/2015	CBK	23,521	—	23,521
SELL	EUR	2,538,115	9/9/2015	SOG	4,802	—	4,802
SELL	CHF	219,012	9/9/2015	CBK	1,376	—	1,376
SELL	GBP	1,655,778	9/9/2015	CBK	—	(1,002)	(1,002)
SELL	JPY	1,769,357	9/9/2015	CBK	—	(2,358)	(2,358)
SELL	AUD	546,385	9/9/2015	CBK	4,638	—	4,638
SELL	SEK	289,293	9/9/2015	CBK	—	(599)	(599)
SELL	EUR	2,693,973	9/9/2015	CBK	—	(32,438)	(32,438)
SELL	CAD	756,219	9/9/2015	CBK	5,011	—	5,011
SELL	SEK	273,739	9/9/2015	SOG	3,835	—	3,835
SELL	AUD	642,014	9/9/2015	CBK	9,905	—	9,905
SELL	GBP	1,904,724	9/9/2015	SOG	—	(32,854)	(32,854)
SELL	JPY	1,881,464	9/9/2015	CBK	39,811	—	39,811

					$586,192	$(2,144,065)	$(1,557,873)

Glossary:

Counterparty Abbreviations:

BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank USA
BRC	Barclays Bank PLC Wholesale	SOG	Societe Generale
CBK	Citibank N.A.	TDB	Toronto Dominion Bank
DUB	Deutsche Bank AG	UAG	UBS AG
Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen

Top Ten Holdings (% Net Assets)
Novartis AG Reg		2.8
KDDI Corp.		2.3
Lloyds Banking Group PLC		2.2
Bayer AG Reg		2.1
BNP Paribas		1.5
Akzo Nobel		1.5
Sanofi		1.4
Sumitomo Mitsui Financial Group, Inc.		1.4
Teva Pharmaceutical Industries Ltd. Sponsored		2.0
British American Tobacco plc		2.0

Total Fund Holdings	166

Sector Allocation (% Equities)
Financials	24.6
Consumer Discretionary	14.2
Health Care	14.0
Industrials	10.3
Telecommunication Services	8.6
Consumer Staples	7.8
Energy	7.7
Materials	6.3
Information Technology	4.7
Utilities	1.8

Country Allocation (% Equities)
United Kingdom	24.6
Japan	16.2
France	10.7
Switzerland	9.3
Germany	8.6
Netherlands	6.2
South Korea	4.3
Hong Kong/China	2.4
Canada	2.4
Israel	2.1
Sweden	1.9
Italy	1.7
Belgium	1.7
Spain	1.6
Singapore	1.3
Australia	1.3
Norway	0.9
Finland	0.8
Ireland	0.8
Denmark	0.5
Luxembourg	0.3
Portugal	0.2
Austria	0.2

American Beacon Emerging Markets Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

Argentina - 0.19%
Common Stocks - (Cost $147)
YPF S.A., Sponsored ADRA	5,925	$136

Preferred Stocks - (Cost $131)
Nortel Inversora S.A., B Shares, ADRA B	4,450	75

Total Argentina		211

Austria - 1.71%
Common Stocks - (Cost $2,479)
Erste Group Bank AG	56,079	1,681
Vienna Insurance Group AG	7,758	267

Total Austria		1,948

Brazil - 11.63%
Common Stocks - (Cost $15,275)
Banco Bradesco S.A.	19,020	154
Banco do Brasil S.A.	48,800	314
BM&FBovespa S.A.	98,300	300
Brasil Insurance Participacoes e Administracao S.A.	47,900	13
BRF S.A.C	37,336	784
CCR S.A.	32,584	145
Centrais Eletricas Brasileiras S.A., Sponsored ADRA C	195,350	326
Cia de Saneamento Basico do Estado de Sao Paulo, ADRA C	64,253	325
Cia de Saneamento Basico do Estado de Sao PauloC	192,300	982
Cia Hering	55,900	193
Duratex S.A.C D	91,600	186
EDP - Energias do Brasil S.A.	19,700	75
Embraer S.A., Sponsored ADRA	35,170	979
Estacio Participacoes S.A.	73,900	306
Gerdau S.A., Sponsored ADRA	50,370	87
Kroton Educacional S.A.	58,200	163
Magnesita Refratarios S.A.	204,000	160
Marfrig Alimentos S.A.	647,800	1,005
Mills Estruturas e Servicos de Engenharia S.A.C	98,056	177
Oi S.A., ADRA	19,802	27
Petroleo Brasileiro S.A., Sponsored ADRA C	84,143	573
Raia Drogasil S.A.C	19,124	243
Sul America S.A.E	26,300	133
Telefonica Brasil S.A., ADRA	60,995	794
TIM Participacoes S.A.	121,500	333
Ultrapar Participacoes S.A.	10,058	206
Viver Incorporadora e Construtora S.A.C	431,588	5

Total Common Stocks		8,988

	Shares	Fair Value
		(000’s)
Convertible Bonds - (Cost $116)
Viver Incorporadora e Construtora S.A. 8/6/2016F G	270,118	$13

Preferred Stocks - (Cost $7,814)
Alpargatas S.A.B C	128,800	293
Banco Bradesco S.A.B C	63,393	505
Banco Estado Rio Gran, B SharesB	94,300	272
Cia Brasileira de Distribuicao Grupo Pao de AcucarB	26,300	576
Gerdau S.A.B	105,200	181
Itau Unibanco Holding S.A.B	52,932	465
Itau Unibanco Holding S.A., Sponsored ADRA B	48,948	425
Itausa - Investimentos Itau S.A.B	43,952	108
Marcopolo S.A.B C	96,700	65
Metalurgica Gerdau S.A.B	7,400	8
Petroleo Brasileiro S.A., Sponsored ADRA B C	134,920	830
Randon Participacoes S.A.B	196,000	183
Telefonica Brasil S.A.B	3,500	46
Vale S.A., Sponsored ADRA B	61,082	262

Total Preferred Stocks		4,219

Total Brazil		13,220

Chile - 0.77%
Common Stocks - (Cost $1,191)
Cencosud S.A.	146,534	309
Corpbanca S.A.	1,104,347	11
Empresa Nacional de Telecom	29,624	305
S.A.C.I. Falabella	38,618	251

Total Chile		876

Colombia - 0.68%
Common Stocks - (Cost $1,007)
Grupo Aval Acciones y Valores S.A., ADRA	67,950	588
Grupo de Inversiones Suramericana S.A.	10,693	137

Total Common Stocks		725

Preferred Stocks - (Cost $83)
Grupo de Inversiones Suramericana S.A.B	4,000	51

Total Colombia		776

Czech Republic - 1.22%
Common Stocks - (Cost $1,650)
Ceska telekomunikacni infrastruktura ASC	74,550	522
Komercni Banka A.S.	1,923	430
O2 Czech Republic A.S.	74,550	434

Total Czech Republic		1,386

	Shares	Fair Value
		(000’s)
Egypt - 0.17%
Common Stocks - (Cost $207)
Commercial International Bank Egypt SAE	27,733	$198

Greece - 0.46%
Common Stocks - (Cost $764)
JUMBO S.A.G	62,000	419
National Bank of Greece S.A.C D	110,470	104

Total Greece		523

Hong Kong/China - 21.34%
Common Stocks - (Cost $27,023)
AIA Group Ltd.	45,000	294
Anhui Conch Cement Co., Ltd. H	112,000	349
Apt. Satellite Holdings Ltd.	685,500	639
Bank of China Ltd. H	1,733,000	946
Baoxin Auto Group Ltd.	189,500	94
Bosideng International Holdings Ltd.	5,942,000	582
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	102
China Communications Services Corp., Ltd. H	1,302,000	591
China Construction Bank H	2,278,415	1,856
China Life Insurance Co., Ltd. H	190,000	698
China Machinery Engineering Corp. H	73,000	55
China Mengniu Dairy Co., Ltd.	49,000	222
China Mobile Ltd.	153,000	1,999
China Overseas Land & Investment Ltd.	72,000	227
China Pacific Insurance Group Co., Ltd. H	64,200	269
China Railway Construction Corp., Ltd. H	73,000	95
China Resources Cement Holdings Ltd.	216,000	112
China Resources Power Holdings Co., Ltd.	218,000	561
China Shenhua Energy Co., Ltd.	120,000	228
China Taiping Insurance Holdings Co., Ltd.C	32,000	95
China Yuchai International Ltd.	18,107	271
China ZhengTong Auto Services Holdings Ltd.	202,000	108
Chongqing Changan Automobile Co., Ltd.	37,700	80
Chow Tai Fook Jewellery Group Ltd.	339,200	331
CNOOC Ltd.	399,000	494
Cosco International Holdings Ltd.	644,000	370
COSCO Pacific Ltd.	607,869	796
CSPC Pharmaceutical Group Ltd.	106,000	97
Dickson Concepts International Ltd.	280,445	112
Dongfeng Motor Group Co., Ltd. H	766,000	882
First Pacific Co., Ltd.	949,874	760
Galaxy Entertainment Group Ltd.	61,000	281

	Shares	Fair Value
		(000’s)
Guangzhou Automobile Group Co., Ltd. H	363,370	$292
Huandian Power International Corp. H	138,000	140
Huatai Securities Co., Ltd. HC H	31,400	68
Industrial & Commercial Bank of China Ltd. H	1,365,555	941
Lee & Man Paper Manufacturing Ltd.	208,000	127
Lianhua Supermarket Holdings Co., Ltd. HC	616,000	329
Lifestyle International Holdings Ltd.	475,000	775
Luk Fook Holdings International Ltd.	318,000	894
NetEase, Inc., ADRA	772	107
NWS Holdings Ltd.	103,511	155
Parkson Retail Group Ltd.	2,303,500	392
Ping An Insurance Group Co., H	65,000	374
Qihoo 360 Technology Co., Ltd., ADRA C	1,220	76
Samsonite International S.A.	172,800	564
Shanghai Industrial Holdings Ltd.	256,000	755
Shenzhen International Holdings Ltd.	66,500	110
Sihuan Pharmaceutical Holdings Group Ltd.D	327,000	177
Sinotrans Shipping Ltd.	2,792,000	627
TAL Education Group, ADRA	3,841	130
Tencent Holdings Ltd.	66,700	1,242
Tsingtao Brewery Co., Ltd. H	4,000	21
Weichai Power Co., Ltd. H	362,000	544
Weiqiao Textile Co., Ltd. H	558,500	292
West China Cement Ltd.	966,000	174
Wumart Stores, Inc., H	595,000	368

Total Hong Kong/China		24,270

Hungary - 1.27%
Common Stocks - (Cost $1,703)
Magyar Telekom Telecommunications PLCC I	316,533	459
OTP Bank PLCI	8,432	173
Richter Gedeon Nyrt	50,252	808

Total Hungary		1,440

India - 8.51%
Common Stocks - (Cost $9,694)
Ashok Leyland Ltd.	410,411	542
Bank of India	155,189	397
Bharat Petroleum Corp., Ltd.	19,694	287
Glenmark Pharmaceuticals Ltd.	25,746	405
HDFC Bank Ltd.	24,166	419
ICICI Bank Ltd.	52,825	248
Idea Cellular Ltd.C	48,967	132
India Cements Ltd.	416,135	602
IndusInd Bank Ltd.	29,238	444
Infrastructure Development Finance Co., Ltd.	20,806	49
Larsen & Toubro Ltd.	3,363	94
Marico Ltd.	41,503	284
Maruti Suzuki India Ltd.	6,575	444

	Shares	Fair Value
		(000’s)
NMDC Ltd.	150,911	$240
NTPC Ltd.	143,391	303
Oriental Bank of Commerce	65,415	174
Power Grid Corp. of India Ltd.	92,754	205
Punjab National Bank	89,096	208
Reliance Industries Ltd.	59,306	926
Reliance Infrastructure Ltd.	142,465	917
Rolta India Ltd.	117,950	209
Sesa Sterlite Ltd.	46,534	94
Shree Cement Ltd.	1,765	317
Shriram Transport Finance Co., Ltd.	22,790	318
South Indian Bank Ltd.	118,213	42
State Bank of India	156,333	656
Steel Authority of India Ltd.	316,466	278
Sun Pharmaceutical Industries Ltd.	10,402	133
Tata Consultancy Services Ltd.	7,024	275
Vedanta Ltd.	4,332	35

Total India		9,677

Indonesia - 1.51%
Common Stocks - (Cost $2,158)
AKR Corporindo Tbk PT	194,700	83
Aneka Tambang Persero Tbk PT	116,900	4
Kalbe Farma Tbk PT	1,419,800	183
Link Net Tbk PTC	355,500	144
Matahari Department Store Tbk PT	245,200	317
Surya Citra Media Tbk PT	432,400	94
XL Axiata Tbk PT	4,068,203	892

Total Indonesia		1,717

Japan - 0.16%
Common Stocks - (Cost $196)
Nexon Co., Ltd.,	13,400	184

Luxembourg - 0.70%
Common Stocks - (Cost $1,165)
Ternium S.A., Sponsored ADRA	51,040	794

Malaysia - 0.95%
Common Stocks - (Cost $1,265)
Astro Malaysia Holdings Bhd	179,900	144
CIMB Group Holdings Bhd	235,131	331
Genting Malaysia Bhd	378,900	423
IHH Healthcare Bhd	115,500	182

Total Malaysia		1,080

Mexico - 5.48%
Common Stocks - (Cost $8,397)
ALFA S.A.B.	193,235	384
Alpek S.A. de C.V.	103,100	142
Alsea S.A.B. de C.V.	75,523	245

	Shares	Fair Value
		(000’s)
America Movil S.A.B. de C.V. Series L, Sponsored ADR A	30,511	$591
Cemex, S.A.B. de C.V., Series L, Sponsored ADR A	172,361	1,465
Consorcio ARA, S.A.B. de C.V.	288,600	116
Desarrolladora Homex, S.A.B. de C.V.C G	456,630	15
El Puerto de Liverpool S.A.B. de C.V.	12,416	146
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADR A	7,933	719
Grupo Financiero Banorte, S.A.B. de C.V.	96,623	511
Grupo Financiero Inbursa	72,523	164
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	27,513	246
Macquarie Mexico Real Estate NPVH J	574,190	850
Mexichem, S.A.B. de C.V.	67,239	197
TF Administradora IndustrialJ	204,423	414
Urbi Desarrollos Urbanos, S.A.B. de C.V.C G	1,452,850	23

Total Mexico		6,228

Netherlands - 0.15%
Common Stocks - (Cost $268)
Yandex N.V.C	12,093	168

Peru - 0.42%
Common Stocks - (Cost $513)
Credicorp Ltd.,	3,647	481

Philippines - 1.30%
Common Stocks - (Cost $1,299)
BDO Unibank, Inc.	64,640	142
DMCI Holdings, Inc.	410,300	107
International Container Terminal Services, Inc.	64,710	155
Lt Group, Inc.	514,100	167
Metro Pacific Investments Corp.	2,229,500	236
Metropolitan Bank & Trust Co.	169,473	328
SM Investments Corp.	17,490	342

Total Philippines		1,477

Poland - 1.94%
Common Stocks - (Cost $2,540)
Bank Pekao S.A.	10,451	441
Bank Zachodni WBK S.A.	2,996	239
CCC S.A.	3,750	192
LPP S.A.	6	12
PKO Bank Polski S.A.	61,047	474
PKP Cargo S.A.	9,412	200
Polski Koncern Naftowy Orlen S.A.	13,099	264

	Shares	Fair Value
		(000’s)
Powszechny Zaklad Ubezpieczen S.A.	1,256	$144
Synthos S.A.C	187,660	234

Total Poland		2,200

Qatar - 0.14%
Common Stocks - (Cost $195)
Commercial Bank of Qatar QSC	8,614	128
Ooredoo QSC	1,223	27

Total Qatar		155

Russia - 4.23%
Common Stocks - (Cost $7,685)
Gazprom OAO, Sponsored ADRA	314,500	1,444
Lukoil OAO, Sponsored ADRA	25,020	1,023
Mail.ru Group Ltd., Reg S, GDRK L	9,342	176
Megafon Reg S, GDRK L	15,431	191
NovaTek OAO, Reg S, Sponsored GDRK L	1,764	176
Rosneft Oil Co. Reg S, GDRK L	66,768	258
Sberbank, Sponsored ADRA	189,743	932
Sistema JSFC, Reg S, Sponsored GDRK L	55,360	470
X5 Retail Group N.V., Reg S, GDRC K L	7,785	139

Total Russia		4,809

Singapore - 0.41%
Common Stocks - (Cost $323)
Haw Par Corp., Ltd.,	72,957	469

South Africa - 2.49%
Common Stocks - (Cost $2,803)
Aveng Ltd.C	142,446	73
Barclays Africa Group Ltd.	23,516	346
Imperial Holdings Ltd.	10,556	142
Life Healthcare Group Holdings Ltd.	76,200	225
MTN Group Ltd.	26,104	436
Naspers Ltd., N Shares	4,574	640
Sasol Ltd.	8,166	283
Steinhoff International Holdings Ltd.	60,806	368
Vodacom Group Pty. Ltd.	27,815	322

Total South Africa		2,835

South Korea - 15.57%
Common Stocks - (Cost $20,859)
Amorepacific Corp.	825	290
Cosmax Inc.	864	150
Coway Co., Ltd.	4,370	365
E-Mart Co., Ltd.	1,264	258
Hana Financial Group, Inc.	33,440	833
Hotel Shilla Co., Ltd.	2,820	304
Hyundai Engineering & Construction Co., Ltd.	6,775	199
Hyundai Mobis Co., Ltd.	6,606	1,206
Hyundai Motor Co.	4,599	586
KB Financial Group, Inc.	53,965	1,697

	Shares	Fair Value
		(000’s)
Kia Motors Corp.	26,585	$997
Kolao Holdings	5,701	106
Korea Aerospace Industries Ltd.	2,068	172
Korea Electric Power Corp.	10,901	474
Korea Electric Power Corp., Sponsored ADRA	3,970	86
KT Corp.	13,105	343
KT Corp., Sponsored ADRA	16,320	213
LG Chem Ltd.	2,132	456
LG Electronics, Inc.	7,427	258
Lotte Chemical Corp.	692	154
Lotte Confectionery Co., Ltd.	198	329
Lotte Shopping Co., Ltd.	2,097	452
NAVER Corp.	402	180
POSCO	8,136	1,366
Samsung Electronics Co., Ltd.	3,031	3,068
Samsung Life Insurance Co., Ltd.	2,296	210
Shinhan Financial Group Co., Ltd.	27,842	999
Shinsegae Co., Ltd.	1,469	261
SK C&C Co. Ltd.	205	54
SK Corp.G	447	83
SK Hynix, Inc.	9,795	311
SK Telecom Co., Ltd.	601	128

Total Common Stocks		16,588

Preferred Stocks - (Cost $932)
Hyundai Motor Co., Ltd.B	10,372	926
Samsung Electronics Co., Ltd.B	239	188

Total Preferred Stocks		1,114

Total South Korea		17,702

Spain - 0.09%
Common Stocks - (Cost $191)
Cemex Latam Holdings S.A.C	23,996	105

Switzerland - 0.34%
Common Stocks - (Cost $450)
Coca-Cola HBC AG, GDRD F L	7,475	156
DKSH Holding Ltd., AG	3,140	236

Total Switzerland		392

Taiwan - 6.13%
Common Stocks - (Cost $6,684)
Advanced Semiconductor Engineering, Inc.	308,570	357
Casetek Holdings Ltd.	29,000	164
Catcher Technology Co., Ltd.	25,000	276
Chailease Holding Co., Ltd.	107,094	223
Compal Electronics, Inc.	365,000	247
Delta Electronics, Inc.	37,000	182
Eclat Textile Co., Ltd.	11,931	175
Fubon Financial Holding Co., Ltd.	167,000	305
Hermes Microvision, Inc.	3,525	176
HON HAI Precision Industry Co., Ltd.	323,014	928

	Shares	Fair Value
		(000’s)
Largan Precision Co., Ltd.	2,000	$203
MediaTek, Inc.	34,000	358
Nan Ya Plastics Corp.	44,000	90
Nan Ya Printed Circuit Board Corp.	100,139	102
Pegatron Corp.	47,000	132
Radiant Opto-Electronics Corp.	121,970	363
Shin Kong Financial Holding Co., Ltd.	1,337,486	391
Simplo Technology Co., Ltd.	50,000	206
Taiwan Mobile Co., Ltd.	45,000	149
Taiwan Semiconductor Manufacturing Co., Ltd.	307,385	1,358
Uni-President Enterprises Corp.	192,949	340
United Microelectronics Corp.	671,226	239

Total Taiwan		6,964

Thailand - 1.73%
Common Stocks - (Cost $2,287)
Advanced Info Service PCLM	51,600	367
Bangkok Bank PCLM	112,590	529
Indorama Ventures PCL	265,700	200
Land and Houses PCLM	567,300	129
Minor International PCLM	215,270	179
PTT PCLM	27,000	250
Thai Oil PCLM	120,500	165
Total Access Communication PCLM	48,900	97
Total Access Communication PCL NVDRM,N	23,700	47

Total Thailand		1,963

Turkey - 2.03%
Common Stocks - (Cost $2,808)
Akbank T.A.S.	106,840	286
Arcelik A.S.	20,944	110
Aygaz A.S.	52,310	197
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.J	573,570	538
Turkiye Garanti Bankasi A.S.	95,140	282
Turkiye Halk Bankasi A.S.	66,161	290
Turkiye Vakiflar Bankasi Tao	398,047	600

Total Turkey		2,303

United Arab Emirates - 0.24%
Common Stocks - (Cost $247)
Emaar Properties PJSCB O	128,258	276

United Kingdom - 0.41%
Common Stocks - (Cost $543)
APR Energy PLCI	37,620	66
Mondi PLCI	16,804	403

Total United Kingdom		469

	Shares	Fair Value
		(000’s)
United States - 0.39%
Common Stocks - (Cost $402)
JD.com, Inc., ADRA C	5,697	$188
MercadoLibre, Inc.	1,917	251

Total United States		439

SHORT-TERM INVESTMENTS - 4.38% (Cost $4,976)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,975,743	4,976

TOTAL INVESTMENTS - 99.14% (Cost $138,470)		112,711
OTHER ASSETS, NET OF LIABILITIES - 0.86%		982

TOTAL NET ASSETS - 100.00%		$113,693

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	A type of Preferred Stock that has no maturity date.
C	Non-income producing security.
D	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
E	Par value represents units rather than shares.
F	Variable rate.
G	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $834 or 0.73% of net assets.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $918 or 0.81% of net assets. The Fund has no right to demand registration of these securities.
I	PLC - Public Limited Company.
J	REIT - Real Estate Investment Trust.
K	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
L	GDR - Global Depositary Receipt.
M	PCL - Public Company Limited (Thailand).
N	NVDR - Non Voting Depositary Receipt.
O	PJSC - Private Joint Stock Company.

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets September Futures	Long	114	September 2015	$5,130,000	$(230,554)

				$5,130,000	$(230,554)

Foreign Currency Contracts Open at July 31, 2015 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SELL	EUR	404	8/20/2015	UAG	$—	$(1)	$(1)
SELL	EUR	404	8/20/2015	GST	—	(1)	(1)

					$—	$(2)	$(2)

Glossary:

GST	Goldman Sachs International
UAG	UBS AG

Currency Abbreviations:

EUR	Euro

Top Ten Holdings (% Net Assets)
China Mobile Ltd.		1.8
China Construction Bank H		1.6
KB Financial Group, Inc.		1.5
Erste Group Bank AG		1.5
Cemex, S.A.B. de C.V., Sponsored		1.3
POSCO		1.2
Samsung Electronics Co. Ltd.		2.9
Gazprom OAO Sponsored		1.3
Taiwan Semiconductor Manufacturing Co. Ltd.		1.2
Petroleo Brasileiro S.A. Sponsored		1.2

Total Fund Holdings	298

Sector Allocation (% Equities)
Financials	27.6
Consumer Discretionary	15.0
Information Technology	10.2
Industrials	10.0
Telecommunication Services	9.6
Materials	8.8
Energy	6.2
Consumer Staples	5.9
Utilities	4.0
Health Care	2.7

Country Allocation (% Equities)
Hong Kong/China	22.6
South Korea	16.4
Brazil	12.3
India	9.0
Taiwan	6.5
Mexico	5.8
Russia	4.5
South Africa	2.6
Turkey	2.1
Poland	2.0
Thailand	1.8
Austria	1.8
Indonesia	1.6
Philippines	1.4
Czech Republic	1.3
Hungary	1.3
Malaysia	1.0
Chile	0.8
Luxembourg	0.7
Colombia	0.7
Greece	0.5
Singapore	0.4
Peru	0.4
Switzerland	0.4
United States	0.4
United Kingdom	0.4
United Arab Emirates	0.3
Argentina	0.2
Egypt	0.2
Netherlands	0.2
Japan	0.2
Qatar	0.1
Spain	0.1

American Beacon High Yield Bond Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.31% (Cost $715)
FINANCIALS - 0.05%
Other Finance - 0.05%
iPayment, Inc.A C	28,688	$86

MANUFACTURING - 0.01%
Other Manufacturing - 0.00%
Liberty Tire Recycling LLCA B C	13,053	—
Paper & Forest Products - 0.01%
Catalyst Paper Corp.C	8,426	13

Total Manufacturing		13

MATERIALS - 0.00%
Paper & Forest Products - 0.00%
Verso Corp.C	1,132	—

SERVICE - 0.07%
Communications - 0.07%
Cengage Learning Holdings 11 Inc.C	1,154	31
Cengage Learning Holdings II LPD	3,169	84

Total Service		115

TELECOMMUNICATION SERVICES - 0.17%
Wireless Telecommunication Services - 0.17%
NII Holdings, Inc.C	19,161	274

TRANSPORTATION - 0.01%
Other Transportation - 0.01%
CEVA Holding LLCA B C	22	17

Total Common Stocks (Cost $715)		505

CONVERTIBLE PREFERRED STOCKS - 0.02% (Cost $68)
TRANSPORTATION - 0.02%
Other Transportation - 0.02%
CEVA Holding LLC, Series A-2A B C	49	36

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.11% (Cost $521)
Energy - 0.11%
Goodrich Petroleum Corp., 5.00%, Due 10/1/2032	$435	174

RIGHTS - 0.01% (Cost $71)
FINANCE - 0.01%
Other Finance - 0.01%
iPayment Holdings, Inc. Exercise Price $0.40, Expires 12/29/22, Acquired 12/19/2012-01/15/2014, Cost $71A C E F	115,286	23

PREFERRED STOCKS - 0.21% (Cost $349)
FINANCE - 0.21%
Banks - 0.21%
Ally Financial, Inc., 7.00%, Due 12/31/2049G	93	94

	Par Amount	Fair Value
	(000’s)	(000’s)
Countrywide Capital V, 7.00%, Due 11/01/2036	$10,000	$256

Total Finance		350

Total Preferred Stocks (Cost $349)		350

CORPORATE OBLIGATIONS - 93.37%
Consumer - 3.45%
American Achievement Corp., 10.875%, Due 4/15/2016G	255	251
Beverages & More, Inc., 10.00%, Due 11/15/2018G	225	224
Cott Beverages, Inc.,
6.75%, Due 1/1/2020G	300	312
5.375%, Due 7/1/2022	240	235
Dean Foods Co., 6.50%, Due 3/15/2023G	375	383
Diamond Foods, Inc., 7.00%, Due 3/15/2019G	380	388
ESAL GmbH, 6.25%, Due 2/5/2023G	200	197
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021G	269	256
Innovation Ventures LLC, 9.50%, Due 8/15/2019B G	243	250
JBS Investments GmbH, 7.75%, Due 10/28/2020G	350	378
JBS USA LLC / JBS USA Finance, Inc.,
8.25%, Due 2/1/2020B G	300	318
7.25%, Due 6/1/2021B G	200	210
5.875%, Due 7/15/2024B G	275	279
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020G	250	254
Motors Liquidation Co., 8.375%, Due 7/15/2049A H I	1,570	—
Post Holdings, Inc.,
6.75%, Due 12/1/2021G	200	202
7.375%, Due 2/15/2022	300	307
6.00%, Due 12/15/2022G	100	97
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	340	340
Simmons Foods, Inc., 7.875%, Due 10/1/2021G	325	299
Spectrum Brands, Inc.,
6.625%, Due 11/15/2022	260	278
5.75%, Due 7/15/2025G	210	216

		5,674

Energy - 14.52%
Antero Resources Corp., 5.125%, Due 12/1/2022	210	198
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	315	319
Bill Barrett Corp.,
7.625%, Due 10/1/2019	110	99
7.00%, Due 10/15/2022	155	128
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, Due 11/15/2022B G	215	219
Bonanza Creek Energy, Inc., 5.75%, Due 2/1/2023	330	267
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, Due 4/15/2022D	600	414
California Resources Corp.,
5.50%, Due 9/15/2021	200	165
6.00%, Due 11/15/2024	685	554
Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, Due 4/15/2023D G	300	305
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	260	261
CGG S.A., 6.50%, Due 6/1/2021	600	456
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	200	136
8.25%, Due 9/1/2021	100	60
7.625%, Due 11/15/2022	797	465
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	405	259
9.375%, Due 6/1/2021	65	32

	Par Amount	Fair Value
	(000’s)	(000’s)
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	$200	$179
6.875%, Due 11/15/2020	480	431
5.75%, Due 3/15/2023	400	338
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	444
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, Due 4/1/2023D G	200	201
CSI Compressco LP / Compressco Finance, Inc., 7.25%, Due 8/15/2022D	200	189
DCP Midstream LLC,
5.35%, Due 3/15/2020B G	55	54
4.75%, Due 9/30/2021B G	100	95
6.75%, Due 9/15/2037B G	90	83
5.85%, Due 5/21/2043B G	170	128
DCP Midstream Operating LP, 3.875%, Due 3/15/2023D	310	263
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017G	200	160
Eclipse Resources Corp., 8.875%, Due 7/15/2023G	315	296
Energy Transfer Equity LP, 7.50%, Due 10/15/2020D	600	672
Energy XXI Gulf Coast, Inc.,
11.00%, Due 3/15/2020G	235	177
7.50%, Due 12/15/2021	200	41
6.875%, Due 3/15/2024	100	22
EnQuest PLC, 7.00%, Due 4/15/2022G J	200	146
EP Energy LLC / Everest Acquisition Finance, Inc.,
9.375%, Due 5/1/2020B	105	108
6.375%, Due 6/15/2023B G	115	108
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	545	264
EV Energy Partner LP, 8.00%, Due 4/15/2019D	430	377
Gastar Exploration, Inc., 8.625%, Due 5/15/2018	495	431
Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, Due 2/15/2021D	420	410
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	400	116
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	54
8.875%, Due 5/15/2021	400	208
9.25%, Due 2/15/2022	100	50
Hercules Offshore, Inc., 7.50%, Due 10/1/2021G	370	107
Linn Energy LLC / Linn Energy Finance Corp.,
6.25%, Due 11/1/2019B	100	61
8.625%, Due 4/15/2020B	400	246
7.75%, Due 2/1/2021B K	250	146
6.50%, Due 9/15/2021B	100	58
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	925	707
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, Due 12/1/2024D	355	346
Memorial Production Partners LP / Memorial Production Finance Corp.,
7.625%, Due 5/1/2021D	90	76
6.875%, Due 8/1/2022	300	240
Memorial Resource Development Corp., 5.875%, Due 7/1/2022	200	189
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	300	104
NGPL PipeCo LLC,
7.119%, Due 12/15/2017B G	165	165
9.625%, Due 6/1/2019B G	545	545
7.768%, Due 12/15/2037B G	135	137
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022	230	212
Ocean Rig UDW, Inc., 7.25%, Due 4/1/2019G	400	252
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	200	107
7.125%, Due 4/1/2023	300	158

	Par Amount	Fair Value
	(000’s)	(000’s)
Paragon Offshore PLC, 7.25%, Due 8/15/2024G J	$280	$87
Penn Virginia Corp., 8.50%, Due 5/1/2020	795	374
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017B	215	195
Quicksilver Resources, Inc., 7.00%, Due 6/21/2019G H	100	59
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, Due 3/1/2022D	200	212
4.50%, Due 11/1/2023D	70	66
Resolute Energy Corp., 8.50%, Due 5/1/2020	380	179
Rex Energy Corp., 8.875%, Due 12/1/2020	305	247
Rice Energy, Inc.,
6.25%, Due 5/1/2022	400	378
7.25%, Due 5/1/2023G	125	123
Rockies Express Pipeline LLC, 6.875%, Due 4/15/2040B G	730	755
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B	725	739
6.25%, Due 3/15/2022B	320	330
5.625%, Due 4/15/2023B	300	297
5.75%, Due 5/15/2024B	475	472
Sabine Pass LNG LP, 7.50%, Due 11/30/2016D	295	307
Samson Investment Co., 9.75%, Due 2/15/2020H	265	—
Sanchez Energy Corp.,
7.75%, Due 6/15/2021	200	180
6.125%, Due 1/15/2023	870	704
SandRidge Energy, Inc.,
8.75%, Due 6/1/2020G	200	155
8.125%, Due 10/15/2022	505	152
Seventy Seven Energy, Inc., 6.50%, Due 7/15/2022	405	215
Talos Production LLC, 9.75%, Due 2/15/2018B G	375	298
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.375%, Due 8/1/2022D	240	249
5.25%, Due 5/1/2023D	155	153
Transocean, Inc., 3.00%, Due 10/15/2017	395	371
Triangle USA Petroleum Corp., 6.75%, Due 7/15/2022G	465	316
Ultra Petroleum Corp., 6.125%, Due 10/1/2024G	400	308
W&T Offshore, Inc., 8.50%, Due 6/15/2019	400	243
Western Refining Logistics LP / WNRL Finance Corp., 7.50%, Due 2/15/2023D	265	272
Western Refining, Inc., 6.25%, Due 4/1/2021	235	236
Whiting Canadian Holding Co. ULC, 8.125%, Due 12/1/2019	205	211
Whiting Petroleum Corp., 5.00%, Due 3/15/2019	145	139
WPX Energy, Inc.,
6.00%, Due 1/15/2022	350	327
8.25%, Due 8/1/2023	295	300

		23,887

Finance - 8.04%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust,
4.25%, Due 7/1/2020	300	303
5.00%, Due 10/1/2021	200	208
Ally Financial, Inc., 8.00%, Due 11/1/2031	220	263
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023G	560	592
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC, 7.875%, Due 12/15/2020B G	325	346
Banco do Brasil SA/Cayman, 9.00%, Due 6/29/2049G	150	129
Bank of America Corp., 8.125%, Due 12/29/2049I	600	641
Bank One Capital III, 8.75%, Due 9/1/2030	275	393
CIT Group, Inc., 5.00%, Due 8/15/2022	800	813
Citigroup, Inc., 6.30%, Due 12/29/2049	700	686

	Par Amount	Fair Value
	(000’s)	(000’s)
Cogent Communications Finance, Inc., 5.625%, Due 4/15/2021G	$355	$336
Communications Sales & Leasing Inc / CSL Capital LLC,
6.00%, Due 4/15/2023B G	300	288
8.25%, Due 10/15/2023B G	150	143
E*Trade Financial Corp.,
5.375%, Due 11/15/2022	100	104
4.625%, Due 9/15/2023	200	199
Fly Leasing Ltd., 6.375%, Due 10/15/2021	225	228
Genworth Holdings, Inc.,
7.70%, Due 6/15/2020	225	248
6.50%, Due 6/15/2034	125	110
6.15%, Due 11/15/2066I	275	164
Geo Group, Inc., 5.125%, Due 4/1/2023	520	523
Goldman Sachs Group, Inc., 5.375%, Due 12/29/2049	295	293
HUB International Ltd., 7.875%, Due 10/1/2021G	380	388
Intesa Sanpaolo S.p.A., 5.017%, Due 6/26/2024G	250	246
iStar Financial, Inc., 5.00%, Due 7/1/2019	470	461
JPMorgan Chase & Co., 6.00%, Due 12/31/2049	600	594
Navient Corp.,
8.45%, Due 6/15/2018	100	108
5.50%, Due 1/15/2019	600	587
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021D G	400	384
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, Due 12/1/2021B G	470	482
ROC Finance LLC / ROC Finance 1 Corp., 12.125%, Due 9/1/2018B G	675	717
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022J	800	859
Stena AB, 7.00%, Due 2/1/2024G	310	296
Stena International S.A., 5.75%, Due 3/1/2024G	650	621
TMX Finance LLC / TitleMax Finance Corp., 8.50%, Due 9/15/2018B G	590	469

		13,222

Gas - 0.06%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.125%, Due 7/15/2019 D	100	97

Manufacturing - 19.72%
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	800	552
AECOM Technology Corp., 5.75%, Due 10/15/2022G	285	289
Alcoa, Inc., 5.125%, Due 10/1/2024	330	332
Aleris International, Inc., 7.875%, Due 11/1/2020	300	304
Alpha Natural Resources, Inc., 7.50%, Due 8/1/2020G H	220	14
ArcelorMittal,
6.25%, Due 3/1/2021I	800	807
7.00%, Due 2/25/2022I	355	364
6.125%, Due 6/1/2025	155	148
Ardagh Finance Holdings S.A., 8.625%, Due 6/15/2019G L	287	300
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.25%, Due 1/31/2019G J	250	257
7.00%, Due 11/15/2020G J	106	107
6.75%, Due 1/31/2021G J	400	410
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B, 7.375%, Due 5/1/2021G	150	160
Axiall Corp., 4.875%, Due 5/15/2023	380	366
Ball Corp., 5.25%, Due 7/1/2025	285	287
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018G	300	271
Berry Plastics Corp., 5.125%, Due 7/15/2023	100	98
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017G	345	343
Blackboard, Inc., 7.75%, Due 11/15/2019G	400	376

	Par Amount	Fair Value
	(000’s)	(000’s)
BMC Software Finance, Inc., 8.125%, Due 7/15/2021G	$500	$373
Bombardier, Inc., 7.50%, Due 3/15/2025G	600	497
Boxer Parent Company, Inc., 9.00%, Due 10/15/2019G L	575	357
Brookfield Residential Properties, Inc., 6.375%, Due 5/15/2025G	195	190
Catalyst Paper Corp., 11.00%, Due 10/30/2017L	146	123
CDW LLC / CDW Finance Corp.,
5.00%, Due 9/1/2023B	130	129
5.50%, Due 12/1/2024B	145	146
Cemex Finance LLC,
9.375%, Due 10/12/2022B G	300	336
6.00%, Due 4/1/2024B G	200	201
Cemex SAB de CV, 5.70%, Due 1/11/2025G	200	194
Cemex, S.A.B. de C.V., 6.125%, Due 5/5/2025G	200	201
Chemours Co.,
6.625%, Due 5/15/2023G	300	264
7.00%, Due 5/15/2025G	390	342
CONSOL Energy, Inc.,
5.875%, Due 4/15/2022	100	78
8.00%, Due 4/1/2023G	400	331
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B G	265	270
Dell, Inc.,
6.50%, Due 4/15/2038	80	74
5.40%, Due 9/10/2040	320	266
Eagle Spinco, Inc., 4.625%, Due 2/15/2021	390	379
Eldorado Gold Corp., 6.125%, Due 12/15/2020G	600	549
Fiat Chrysler Automobiles N.V.,
4.50%, Due 4/15/2020	295	299
5.25%, Due 4/15/2023	500	502
First Data Corp.,
8.25%, Due 1/15/2021G	700	740
11.75%, Due 8/15/2021	320	363
First Quantum Minerals Ltd.,
6.75%, Due 2/15/2020G	300	231
7.00%, Due 2/15/2021G	400	305
FMG Resources August 2006 Property Ltd., 9.75%, Due 3/1/2022G	500	460
Gardner Denver, Inc., 6.875%, Due 8/15/2021G	585	519
Gates Global LLC / Gates Global Co., 6.00%, Due 7/15/2022B G	290	257
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	350	358
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	500	529
Griffon Corp., 5.25%, Due 3/1/2022	290	283
Horsehead Holding Corp., 10.50%, Due 6/1/2017G	145	150
Infor US, Inc., 6.50%, Due 5/15/2022G	400	409
K Hovnanian Enterprises, Inc.,
8.00%, Due 11/1/2019G	195	172
7.25%, Due 10/15/2020G	230	232
KB Home, 7.50%, Due 9/15/2022	500	517
Kratos Defense & Security Solutions, Inc., 7.00%, Due 5/15/2019	185	167
Liberty Tire Recycling LLC, 11.00%, Due 3/31/2021A B G L	168	103
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018G H	200	9
Milacron LLC, 7.75%, Due 2/15/2021B G	315	325
Momentive Performance Materials, Inc., 3.88%, Due 10/24/2021	205	178
Murray Energy Corp., 11.25%, Due 4/15/2021G	200	123
Navistar International Corp., 8.25%, Due 11/1/2021	295	279
NCR Corp., 5.875%, Due 12/15/2021	275	285
New Gold, Inc., 6.25%, Due 11/15/2022G	285	254

	Par Amount	Fair Value
	(000’s)	(000’s)
Norbord, Inc., 6.25%, Due 4/15/2023G	$275	$279
Norske Skog Holding AS, 8.00%, Due 2/24/2021G	120	76
Nova Chemicals Corp., 5.00%, Due 5/1/2025G	195	193
Nuance Communications, Inc., 5.375%, Due 8/15/2020G	450	456
Nufarm Australia Ltd., 6.375%, Due 10/15/2019G	255	259
Owens-Brockway Glass Container, Inc., 5.00%, Due 1/15/2022G	300	300
Park Ohio Industries, Inc., 8.125%, Due 4/1/2021	490	521
Peabody Energy Corp.,
6.25%, Due 11/15/2021	400	113
10.00%, Due 3/15/2022G	460	233
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B G	191	200
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021G	230	231
Platform Specialty Products Corp., 6.50%, Due 2/1/2022G	200	207
Rain CII Carbon LLC / CII Carbon Corp., 8.25%, Due 1/15/2021B G	300	293
Rayonier AM Products, Inc., 5.50%, Due 6/1/2024G	500	424
Reliance Intermediate Holdings LP, 6.50%, Due 4/1/2023D G	255	265
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021D G	235	230
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021B	300	311
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018B	200	203
9.00%, Due 4/15/2019B	300	309
5.75%, Due 10/15/2020B	110	114
Sealed Air Corp., 5.50%, Due 9/15/2025G	200	204
Shea Homes LP / Shea Homes Funding Corp., 5.875%, Due 4/1/2023D G	300	305
Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022G	425	415
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	625	776
Springs Industries, Inc., 6.25%, Due 6/1/2021	265	264
SRA International, Inc., 11.00%, Due 10/1/2019	200	210
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021G	335	321
SunGard Availability Services Capital, Inc., 8.75%, Due 4/1/2022G	650	435
Taylor Morrison Communities Inc / Monarch Communities, Inc.,
5.25%, Due 4/15/2021G	445	444
5.875%, Due 4/15/2023G	485	486
5.625%, Due 3/1/2024G	300	292
Terex Corp., 6.00%, Due 5/15/2021	215	216
TPC Group, Inc., 8.75%, Due 12/15/2020G	800	717
TransDigm, Inc.,
7.50%, Due 7/15/2021	385	412
6.00%, Due 7/15/2022	475	474
6.50%, Due 7/15/2024	100	101
6.50%, Due 5/15/2025G	100	100
US Concrete, Inc., 8.50%, Due 12/1/2018	295	312
Verso Paper Holdings LLC / Verso Paper, Inc.,
11.75%, Due 1/15/2019B	989	281
William Lyon Homes, Inc., 8.50%, Due 11/15/2020	345	372
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	265	279
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	395	407
ZF North America Capital, Inc., 4.75%, Due 4/29/2025G	300	293

		32,467

Service - 31.63%
24 Hour Holdings III LLC, 8.00%, Due 6/1/2022B G	300	238
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	325	324
ADT Corp., 4.875%, Due 7/15/2042	255	199
Ahern Rentals, Inc., 7.375%, Due 5/15/2023G	558	527
Alere, Inc.,
6.50%, Due 6/15/2020	285	296
6.375%, Due 7/1/2023G	140	146

	Par Amount	Fair Value
	(000’s)	(000’s)
AMC Entertainment, Inc., 5.75%, Due 6/15/2025	$420	$418
Amsurg Corp., 5.625%, Due 7/15/2022	300	309
Bon-Ton Department Stores, Inc., 8.00%, Due 6/15/2021	375	281
Boyd Gaming Corp.,
9.00%, Due 7/1/2020	455	495
6.875%, Due 5/15/2023	220	229
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017H	1,100	907
12.75%, Due 4/15/2018H	400	124
9.00%, Due 2/15/2020H	200	166
Carmike Cinemas, Inc., 6.00%, Due 6/15/2023G	95	97
Carrols Restaurant Group, Inc., 8.00%, Due 5/1/2022G	600	630
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.25%, Due 9/30/2022B	600	608
5.75%, Due 1/15/2024B	225	229
Cengage Learning Acquisitions, Inc., Escrow, 11.50%, Due 4/15/2020A G H	75	—
Cenveo Corp.,
11.50%, Due 5/15/2017	1,170	1,164
6.00%, Due 8/1/2019G	375	336
8.50%, Due 9/15/2022G	430	343
Cequel Communications Holdings I LLC, 6.375%, Due 9/15/2020B G	275	277
Chinos Intermediate Holdings A, Inc., 7.75%, Due 5/1/2019G L	350	239
CHS/Community Health Systems, Inc.,
7.125%, Due 7/15/2020	200	213
5.125%, Due 8/1/2021	150	156
6.875%, Due 2/1/2022	535	572
Clean Harbors, Inc., 5.125%, Due 6/1/2021	250	252
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	530	557
6.50%, Due 11/15/2022	525	539
Community Health Systems, Inc., 8.00%, Due 11/15/2019	200	210
Concordia Healthcare Corp., 7.00%, Due 4/15/2023G	300	306
Covanta Holding Corp., 5.875%, Due 3/1/2024	375	369
CSC Holdings LLC, 6.75%, Due 11/15/2021B	1,000	1,038
CST Brands, Inc., 5.00%, Due 5/1/2023	490	488
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	870	762
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	200	213
DISH DBS Corp.,
7.875%, Due 9/1/2019	230	257
5.875%, Due 7/15/2022	880	876
5.00%, Due 3/15/2023	200	187
5.875%, Due 11/15/2024	100	97
Dollar Tree, Inc., 5.75%, Due 3/1/2023B G	905	955
DPx Holdings BV, 7.50%, Due 2/1/2022G	220	231
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020G	525	518
Eldorado Resorts, Inc., 7.00%, Due 8/1/2023G	375	376
Endo Finance LLC / Endo Finco, Inc.,
5.375%, Due 1/15/2023B G	375	379
6.00%, Due 2/1/2025B G	465	479
6.00%, Due 7/15/2023B G	200	208
Equinix, Inc.,
5.375%, Due 1/1/2022	270	274
5.375%, Due 4/1/2023	580	586

	Par Amount	Fair Value
	(000’s)	(000’s)
FelCor Lodging LP,
5.625%, Due 3/1/2023D	$275	$282
6.00%, Due 6/1/2025D G	115	118
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, Due 6/15/2023D G	300	301
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B G H I K	800	4
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021G	370	385
Gray Television, Inc., 7.50%, Due 10/1/2020	670	709
Guitar Center, Inc., 9.625%, Due 4/15/2020G	345	274
HCA, Inc.,
7.50%, Due 2/15/2022	300	350
5.875%, Due 3/15/2022	200	219
4.75%, Due 5/1/2023	250	257
5.875%, Due 5/1/2023	500	538
5.375%, Due 2/1/2025	550	562
5.25%, Due 4/15/2025	100	105
Hertz Corp.,
6.75%, Due 4/15/2019	200	206
6.25%, Due 10/15/2022	400	408
Hologic, Inc., 5.25%, Due 7/15/2022G	200	207
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023G	200	210
iHeartCommunications, Inc.,
10.00%, Due 1/15/2018	795	636
9.00%, Due 3/1/2021	1,470	1,331
International Game Technology, Inc.,
6.25%, Due 2/15/2022G	350	344
6.50%, Due 2/15/2025G	700	671
iPayment, Inc., 9.50%, Due 12/15/2019G	334	329
Isle of Capri Casinos, Inc., 8.875%, Due 6/15/2020	270	292
JC Penney Corp., Inc.,
7.95%, Due 4/1/2017	275	287
8.125%, Due 10/1/2019	370	368
JLL/Delta Dutch Pledgeco B.V., 8.75%, Due 5/1/2020G L	225	232
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019G L	295	253
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, Due 11/1/2019	305	327
Landry’s, Inc., 9.375%, Due 5/1/2020G	400	429
LBI Media, Inc.,
10.00%, Due 4/15/2019G	285	292
4.25%, Due 4/15/2020G L	358	374
Lee Enterprises, Inc., 9.50%, Due 3/15/2022G	515	525
LIN Television Corp., 5.875%, Due 11/15/2022G	280	285
LTF Merger Sub, Inc., 8.50%, Due 6/15/2023G	265	255
McGraw-Hill Global Education Holdings LLC, 9.75%, Due 4/1/2021B	310	343
Men’s Wearhouse, Inc., 7.00%, Due 7/1/2022	490	522
MGM Resorts International,
6.75%, Due 10/1/2020	235	251
6.625%, Due 12/15/2021	615	650
7.75%, Due 3/15/2022	375	416
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021G	490	497
Monitronics International, Inc., 9.125%, Due 4/1/2020	265	257
NetFlix, Inc., 5.875%, Due 2/15/2025G	400	420
New Red Finance, Inc.,
4.625%, Due 1/15/2022G	100	100
6.00%, Due 4/1/2022G	400	413
Nexstar Broadcasting, Inc., 6.125%, Due 2/15/2022G	275	282
Nextstar Broadcasting, Inc., 6.875%, Due 11/15/2020	260	276

	Par Amount	Fair Value
	(000’s)	(000’s)
NPC International, Inc., 10.50%, Due 1/15/2020	$500	$526
Numericable-SFR SAS, 6.25%, Due 5/15/2024G	275	280
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020G	500	516
Quad Graphics, Inc., 7.00%, Due 5/1/2022	400	386
Radio One, Inc., 9.25%, Due 2/15/2020G	1,275	1,170
Radio Systems Corp., 8.375%, Due 11/1/2019G	200	212
Ruby Tuesday, Inc., 7.625%, Due 5/15/2020	300	309
Sabre GLBL, Inc., 5.375%, Due 4/15/2023G	400	398
Scientific Games International, Inc.,
6.625%, Due 5/15/2021	425	338
7.00%, Due 1/1/2022G	650	674
10.00%, Due 12/1/2022	470	456
Select Medical Corp., 6.375%, Due 6/1/2021	460	465
Serta Simmons Bedding LLC, 8.125%, Due 10/1/2020B G	425	451
Service Corp International, 7.50%, Due 4/1/2027	475	550
Sirius XM Radio, Inc.,
6.00%, Due 7/15/2024G	500	521
5.375%, Due 4/15/2025G	425	424
SiTV LLC / SiTV Finance, Inc., 10.375%, Due 7/1/2019B G	810	649
Sugarhouse HSP Gaming Prop Mezz LP, 6.375%, Due 6/1/2021D G	525	500
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019G	300	303
8.125%, Due 4/1/2022	940	1,055
6.75%, Due 6/15/2023G	100	105
6.875%, Due 11/15/2031	250	235
Time, Inc., 5.75%, Due 4/15/2022G	275	264
United Rentals North America, Inc., 6.125%, Due 6/15/2023	275	283
Unitymedia KabelBW GmbH, 6.125%, Due 1/15/2025G	300	310
Univision Communications, Inc., 5.125%, Due 2/15/2025G	375	376
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021G	200	217
5.625%, Due 12/1/2021G	350	359
5.50%, Due 3/1/2023G	100	102
5.875%, Due 5/15/2023G	450	468
Visant Corp., 10.00%, Due 10/1/2017	655	509
VPI Escrow Corp., 6.375%, Due 10/15/2020G	920	969
WMG Acquisition Corp.,
5.625%, Due 4/15/2022G	500	505
6.75%, Due 4/15/2022G	525	507
Wynn Macau Ltd., 5.25%, Due 10/15/2021G	200	190

		52,054

Telecommunications - 10.89%
Altice S.A.,
7.75%, Due 5/15/2022G	425	428
7.625%, Due 2/15/2025G	255	250
Avanti Communications Group PLC, 10.00%, Due 10/1/2019G J	375	353
Avaya, Inc.,
9.00%, Due 4/1/2019G	350	357
10.50%, Due 3/1/2021G	150	122
Brightstar Corp., 9.50%, Due 12/1/2016G	250	254
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	291
6.75%, Due 12/1/2023	300	301
Colombia Telecomunicaciones SA ESP, 8.50%, Due 12/29/2049G	300	314
CommScope Technologies Finance LLC, 6.00%, Due 6/15/2025B G	300	296

	Par Amount	Fair Value
	(000’s)	(000’s)
CommScope, Inc.,
5.00%, Due 6/15/2021G	$175	$173
5.50%, Due 6/15/2024G	175	171
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022D	330	342
Digicel Group Ltd., 7.125%, Due 4/1/2022G	500	459
Digicel Ltd., 6.00%, Due 4/15/2021G	200	189
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	190	198
7.375%, Due 6/1/2020	360	374
Frontier Communications Corp.,
8.50%, Due 4/15/2020	100	104
8.75%, Due 4/15/2022	100	99
6.875%, Due 1/15/2025	255	217
7.875%, Due 1/15/2027	300	263
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	300	332
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	300	297
7.50%, Due 4/1/2021	300	299
6.625%, Due 12/15/2022	610	557
Intelsat Luxembourg S.A., 7.75%, Due 6/1/2021	760	604
Level 3 Communications, Inc., 5.75%, Due 12/1/2022	265	267
Level 3 Financing, Inc.,
5.375%, Due 8/15/2022	280	283
5.125%, Due 5/1/2023G	225	219
Millicom International Cellular S.A., 6.625%, Due 10/15/2021G	400	416
Nokia OYJ, 6.625%, Due 5/15/2039	575	624
Oi S.A., 5.75%, Due 2/10/2022G	200	158
Sable International Finance Ltd., 6.875%, Due 8/1/2022G	200	197
Sprint Capital Corp., 8.75%, Due 3/15/2032	500	473
Sprint Corp.,
7.875%, Due 9/15/2023	670	641
7.125%, Due 6/15/2024	200	183
Sprint Nextel Corp.,
7.00%, Due 3/1/2020G	100	107
7.00%, Due 8/15/2020	570	548
11.50%, Due 11/15/2021	515	586
6.00%, Due 11/15/2022	600	527
Telecom Italia SpA, 5.303%, Due 5/30/2024G	565	568
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	100	105
6.633%, Due 4/28/2021	270	286
6.125%, Due 1/15/2022	300	314
6.50%, Due 1/15/2024	100	106
6.375%, Due 3/1/2025	100	105
Virgin Media Finance PLC, 6.375%, Due 4/15/2023G J	255	266
Virgin Media Secured Finance PLC,
5.50%, Due 1/15/2025G J	600	606
5.25%, Due 1/15/2026G	725	699
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, Due 9/1/2020B G	295	302
Wind Acquisition Finance S.A.,
4.75%, Due 7/15/2020G	300	307
7.375%, Due 4/23/2021G	620	656
Windstream Services LLC,
7.75%, Due 10/15/2020B	140	128
7.75%, Due 10/1/2021B	410	346
7.50%, Due 6/1/2022B	295	243

		17,910

	Par Amount	Fair Value
	(000’s)	(000’s)
Transportation - 2.11%
Eletson Holdings, 9.625%, Due 1/15/2022G	$265	$257
Florida East Coast Holdings Corp., 6.75%, Due 5/1/2019G	200	202
Global Ship Lease, Inc., 10.00%, Due 4/1/2019G	400	416
HD Supply, Inc., 7.50%, Due 7/15/2020	885	944
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, Due 2/15/2021D	665	638
OPE KAG Finance Sub, Inc., 7.875%, Due 7/31/2023G	255	259
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC, 7.75%, Due 6/1/2020B G J	225	209
Watco Cos. LLC, 6.375%, Due 4/1/2023B G	475	480
XPO Logistics, Inc., 6.50%, Due 6/15/2022G	70	69

		3,474

Utilities - 2.95%
AES Corp.,
3.283%, Due 6/1/2019I	205	203
5.50%, Due 4/15/2025	155	148
Calpine Corp.,
5.375%, Due 1/15/2023	190	186
5.75%, Due 1/15/2025	790	770
Dynegy, Inc., 7.625%, Due 11/1/2024G	280	289
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020B	575	9
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	392
Illinois Power Generating Co., 7.00%, Due 4/15/2018	345	327
InterGen N.V., 7.00%, Due 6/30/2023G	600	540
MPM Escrow LLC, 8.875%, Due 10/15/2020A B	205	—
NRG Energy, Inc.,
7.875%, Due 5/15/2021	505	532
6.25%, Due 7/15/2022	515	516
6.25%, Due 5/1/2024	170	167
NRG Yield Operating LLC, 5.375%, Due 8/15/2024B	300	300
Talen Energy Supply LLC, 6.50%, Due 6/1/2025B G	100	98
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.50%, Due 10/1/2020B G H	700	371

		4,848

Total Corporate Obligations (Cost $166,937)		153,633

	Shares
	(000’s)
SHORT-TERM INVESTMENTS - 3.11% (Cost $5,117)
JPMorgan U.S. Government Money Market Fund, Capital Class	5,116,677	5,117

TOTAL INVESTMENTS - 97.14% (Cost $173,777)		159,838
OTHER ASSETS, NET OF LIABILITIES - 2.86%		4,704

TOTAL NET ASSETS - 100.00%		$164,542

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $265 or %0.16 of net assets.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	LP - Limited Partnership.
E	Warrant.
F	Call.

G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $68,916 or 41.88% of net assets. The Fund has no right to demand registration of these securities.
H	In Default.
I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J	PLC - Public Limited Company.
K	Non-voting participating shares.
L	PIK - Payment in Kind.

Top Ten Holdings (% Net Assets)
iHeartCommunications, Inc., 9.000%, Due 3/1/21		0.8
Radio One, Inc., 9.250%, Due 2/15/20, 144A		0.7
Cenveo Corp., 11.500%, Due 5/15/17		0.7
Tenet Healthcare Corp., 8.125%, Due 4/1/22		0.6
VPI Escrow Corp., 6.375%, Due 10/15/20, 144A		0.6
CSC Holdings LLC, 6.750%, Due 11/15/2021		0.6
Dollar Tree, Inc., 5.750%, Due 3/1/2023, 144A		0.6
Caesars Entertainment Operating Co, Inc., 11.25%, Due 6/1/2017		0.6
HD Supply, Inc., 7.500%, Due 7/15/2020		0.6
DISH DBS Corp., 5.875%, Due 7/15/22		0.5

Total Fund Holdings	489

Sector Allocation (% Bonds)
Service	33.7
Manufacturing	21.0
Energy	15.4
Telecommunications	11.6
Finance	8.5
Consumer	3.7
Utilities	3.1
Transportation	2.2
Equity	0.6
Gas	0.1
Convertible Obligations	0.1

American Beacon Retirement Income and Appreciation Fund

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

COMMON STOCKS - 0.26% (Cost $139)
CONSUMER DISCRETIONARY- 0.26%
Household Durables - 0.26%
Lennar Corp., Class A	4,280	$227

PREFERRED STOCKS - 3.34% (Cost $3,184)
CONSUMER- 0.33%
Consumer Products - 0.33%
Tyson Foods, Inc., 4.75%, Due 7/15/2017	5,280	285

ENERGY - 0.56%
Oil & Gas - 0.56%
Chesapeake Energy Corp., 5.75%, Due 12/31/49	495	285
Southwestern Energy Co., 6.25%, Due 1/15/18	4,750	204

Total Energy		489

FINANCE - 1.11%
Other Finance - 0.38%
AMG Capital Trust II, 5.15%, Due 10/15/2037	5,510	331

Real Estate Investment Trusts - 0.73%
American Tower Corp., 5.25%, Due 5/15/2017	2,120	220
Crown Castle International Corp., 4.50%, Due 11/1/2016	2,380	245
Health Care REIT, Inc., 6.50%, Due 12/31/2049A	2,680	167

		632

MANUFACTURING - 0.47%
Machinery - 0.47%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	2,850	411

TRANSPORTATION - 0.15%
Other Transportation - 0.15%
Genesee & Wyoming, Inc., 5.00%, Due 10/01/2015	1,285	128

UTILITIES - 0.72%
Electric - 0.72%
Dominion Resources, Inc., 6.38%, Due 7/1/2017	2,320	117
Exelon Corp., 6.50%, Due 6/1/2017	5,275	247
NextEra Energy, Inc., 5.80%, Due 9/1/16	4,620	266

Total Utilities		630

Total Preferred Stocks (Cost $3,184)		2,906

CONVERTIBLE PREFERRED STOCKS - 3.95% (Cost $3,364)
FINANCE - 2.10%
Banks - 1.14%
Bank of America Corp., 7.25%, Due 12/31/2049	395	439
Wells Fargo & Co., 7.50%, Due 12/31/2049	460	548
HMO - 0.83%
Anthem, Inc., 5.25%, Due 5/1/2018	14,065	721
Real Estate Investment Trusts - 0.13%
Weyerhaeuser Co., 6.38%, Due 7/1/2016	2,220	114
MATERIALS - 0.12%
Metals & Mining - 0.12%
Alcoa, Inc., 5.38%, Due 10/1/2017	2,860	103

	Shares	Fair Value
		(000’s)

SERVICE - 1.23%
Other Service - 0.24%
Amsurg Corp., 5.25%, Due 7/1/2017	1,525	$207
Pharmaceuticals - 0.99%
Allergan PLC, 5.50%, Due 3/1/2018D	775	862
TELECOMMUNICATIONS - 0.50%
Telecom - 0.50%
Frontier Communications Corp., 11.13%, Due 6/29/2018	2,011	197
T-Mobile US, Inc., 5.50%, Due 12/15/2017	3,350	238

Total Telecommunications		435

Total Convertible Preferred Stocks (Cost $3,364)		3,429

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 17.41%
Consumer - 0.17%
Jarden Corp., 1.125%, Due 3/15/2034	$120	148

Energy - 0.64%
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	245	239
Whiting Petroleum Corp., 1.25%, Due 4/1/2020B	370	320

		559

Finance - 1.31%
Ares Capital Corp., 4.75%, Due 1/15/2018	320	325
MGIC Investment Corp., 5.00%, Due 5/1/2017	230	259
Molina Healthcare, Inc., 1.625%, Due 8/15/2044	170	235
Spirit Realty Capital, Inc., 2.875%, Due 5/15/2019	220	209
Starwood Waypoint Residential Trust, 3.00%, Due 7/1/2019	115	108

		1,136

Manufacturing - 8.28%
Citrix Systems, Inc., 0.50%, Due 4/15/2019	205	221
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016	246	335
Intel Corp., 3.25%, Due 8/1/2039	150	218
Lam Research Corp., 0.50%, Due 5/15/2016	425	537
Medidata Solutions, Inc., 1.00%, Due 8/1/2018	167	199
Microchip Technology, Inc., 1.625%, Due 2/15/2025B	260	244
Micron Technology, Inc.,
1.625%, Due 2/15/2033	75	131
3.00%, Due 11/15/2043	355	331
NVIDIA Corp., 1.00%, Due 12/1/2018	505	578
ON Semiconductor Corp., 2.625%, Due 12/15/2026	200	235
Proofpoint, Inc., 0.75%, Due 6/15/2020B	130	141
Red Hat, Inc., 0.25%, Due 10/1/2019B	130	163
Rovi Corp., 0.50%, Due 3/1/2020B	96	80
Salesforce.com, Inc., 0.25%, Due 4/1/2018	525	660
SanDisk Corp., 0.50%, Due 10/15/2020	385	385
ServiceNow, Inc., Due 11/1/2018	162	200
Standard Pacific Corp., 1.25%, Due 8/1/2032	215	262
SunEdison, Inc.,
0.25%, Due 1/15/2020B	280	289
2.625%, Due 6/1/2023B	130	118
SunPower Corp., 0.75%, Due 6/1/2018	205	254
Synchronoss Technologies, Inc., 0.75%, Due 8/15/2019	335	386
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/2016	190	317

	Par Amount	Fair Value
	(000’s)	(000’s)
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	$120	$118
1.25%, Due 3/1/2021	360	352
Verint Systems, Inc., 1.50%, Due 6/1/2021	100	111
Workday, Inc., 0.75%, Due 7/15/2018	280	334

		7,199

Service - 6.62%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/2021	215	222
BioMarin Pharmaceutical, Inc., 0.75%, Due 10/15/2018	156	256
Cepheid, Inc., 1.25%, Due 2/1/2021	110	122
Depomed, Inc., 2.50%, Due 9/1/2021	95	166
Emergent BioSolutions, Inc., 2.875%, Due 1/15/2021	110	135
FireEye, Inc.,
1.00%, Due 6/1/2035B	275	282
1.625%, Due 6/1/2035B	169	172
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	43	223
HealthSouth Corp., 2.00%, Due 12/1/2043	130	164
Hologic, Inc., 2.00%, Due 3/1/2042	215	302
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/2022B	200	288
Illumina, Inc.,
0.25%, Due 3/15/2016	55	144
Zero Coupon, Due 6/15/2019	125	145
0.50%, Due 6/15/2021	115	141
Impax Laboratories, Inc., 2.00%, Due 6/15/2022B	130	134
Incyte Corp., 0.375%, Due 11/15/2018	75	154
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	350	439
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/2021B	120	127
Liberty Interactive LLC, 0.75%, Due 3/30/2043C	200	332
Liberty Media Corp., 1.375%, Due 10/15/2023	250	241
LinkedIn Corp., 0.50%, Due 11/1/2019B	260	262
NuVasive, Inc., 2.75%, Due 7/1/2017	105	147
Priceline Group, Inc., 0.35%, Due 6/15/2020	480	562
Twitter, Inc.,
0.25%, Due 9/15/2019B	100	88
1.00%, Due 9/15/2021B	265	229
Yahoo, Inc., Zero Coupon, Due 12/1/2018	270	274

		5,751

Telecommunications - 0.11%
CalAmp Corp., 1.625%, Due 5/15/2020 B	105	97

Transportation - 0.14%
Greenbrier Cos., Inc., 3.50%, Due 4/1/2018	100	126

Utilities - 0.14%
NRG Yield, Inc., 3.25%, Due 6/1/2020 B	130	123

Total Convertible Obligations (Cost $14,050)		15,139

CORPORATE OBLIGATIONS - 34.78%
Consumer - 1.30%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	326
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	100	148
General Mills, Inc., 2.20%, Due 10/21/2019	550	549
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	100	105

		1,128

	Par Amount	Fair Value
	(000’s)	(000’s)
Energy - 1.63%
Apache Corp., 5.10%, Due 9/1/2040	$130	$124
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	299
Devon Energy Corp., 4.75%, Due 5/15/2042	300	282
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	252
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	304
6.10%, Due 6/1/2040	140	158

		1,419

Finance - 14.42%
ABN AMRO Bank N.V., 1.80%, Due 6/4/2018B	400	400
AEGON Funding Co., LLC, 5.75%, Due 12/15/2020C	250	284
American International Group, Inc., 4.875%, Due 6/1/2022	400	442
Bank of America Corp.,
7.80%, Due 9/15/2016	600	642
4.125%, Due 1/22/2024	600	621
6.11%, Due 1/29/2037	275	315
Barclays Bank PLC, 3.75%, Due 5/15/2024D	700	709
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	284
Citigroup, Inc., 8.50%, Due 5/22/2019	650	794
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	276
6.00%, Due 8/7/2019	300	345
5.50%, Due 1/8/2020	150	170
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	175	179
6.25%, Due 9/1/2017	350	383
6.00%, Due 6/15/2020	535	613
ING Bank N.V., 3.75%, Due 3/7/2017B	600	622
JPMorgan Chase & Co.,
0.616%, Due 6/13/2016E	375	374
3.625%, Due 5/13/2024	600	603
5.50%, Due 10/15/2040	350	396
MetLife, Inc., 6.375%, Due 6/15/2034	400	499
Morgan Stanley,
7.30%, Due 5/13/2019	530	623
5.625%, Due 9/23/2019	150	168
Nordea Bank AB, 4.875%, Due 1/27/2020B	250	278
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	296
4.60%, Due 5/15/2044	350	344
Simon Property Group LP, 3.375%, Due 10/1/2024F	350	350
UBS AG, 5.875%, Due 12/20/2017	552	605
Wachovia Corp., 0.659%, Due 10/15/2016E	600	598
Wells Fargo & Co., 3.90%, Due 5/1/2045	350	321

		12,534

Manufacturing - 5.93%
American Honda Finance Corp., 3.875%, Due 9/21/2020B	250	268
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024B	350	352
Daimler Finance North America LLC,
2.25%, Due 9/3/2019B C	150	149
2.45%, Due 5/18/2020B C	350	347
Dow Chemical Co., 4.125%, Due 11/15/2021	300	315
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017C	300	311
5.875%, Due 8/2/2021C	350	395

	Par Amount	Fair Value
	(000’s)	(000’s)
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	$250	$251
4.05%, Due 9/15/2022	350	357
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	200	200
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	328
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	350	355
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	166
Oracle Corp., 3.25%, Due 5/15/2030	700	650
United Technologies Corp., 6.125%, Due 7/15/2038	150	185
Volkswagen Group of America Finance LLC, 2.45%, Due 11/20/2019B C	350	351
Xerox Corp., 2.95%, Due 3/15/2017	175	179

		5,159

Service - 4.18%
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024B	350	336
Bayer US Finance LLC, 2.375%, Due 10/8/2019B C	200	201
CBS Corp., 3.375%, Due 3/1/2022	300	296
Comcast Corp., 6.55%, Due 7/1/2039	400	506
McKesson Corp., 3.25%, Due 3/1/2016	140	142
Medtronic, Inc., 3.50%, Due 3/15/2025B	350	349
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	136
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	136
4.30%, Due 11/23/2023	300	312
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	164
4.75%, Due 3/29/2021	325	352
Viacom, Inc., 4.50%, Due 2/27/2042	350	289
Walgreens Boots Alliance, Inc., 3.80%, Due 11/18/2024	200	196
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	150	214

		3,629

Telecommunications - 3.13%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	275	323
AT&T, Inc.,
3.40%, Due 5/15/2025	150	143
4.35%, Due 6/15/2045	473	407
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	250	255
Orange S.A., 2.125%, Due 9/16/2015	125	125
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	340	367
6.90%, Due 4/15/2038	325	395
6.55%, Due 9/15/2043	250	295
Vodafone Group PLC, 6.15%, Due 2/27/2037D	375	407

		2,717

Transportation - 1.21%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040C	140	165
5.15%, Due 9/1/2043C	300	329
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	275
CSX Corp., 5.50%, Due 4/15/2041	250	286

		1,055

Utilities - 2.98%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	346
Dominion Resources, Inc., 4.70%, Due 12/1/2044	350	348
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	359
Pacific Gas & Electric Co., 4.30%, Due 3/15/2045	350	344

	Par Amount	Fair Value
	(000’s)	(000’s)
Progress Energy, Inc., 4.875%, Due 12/1/2019	$350	$383
Southern Co., 2.75%, Due 6/15/2020	500	505
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	300	308

		2,593

Total Corporate Obligations (Cost $28,638)		30,234

FOREIGN GOVERNMENT OBLIGATIONS - 0.62%
Energy - 0.62%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	200	200
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	336

Total Foreign Government Obligations (Cost $498)		536

ASSET-BACKED OBLIGATIONS - 1.94%
GM Financial Automobile Leasing Trust, 1.68%, Due 12/20/2018, 2015 2 A3	500	502
National Credit Union Administration, 0.587%, Due 3/11/2020, 2011 R3 1AE	1,184	1,188

Total Asset-Backed Obligations (Cost $1,687)		1,690

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.36%
Freddie Mac (REMIC), 0.587%, Due 12/15/2040, 3891 DFE	315	317

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 10.26%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	9	9
5.623%, Due 4/10/2049, 2007-2 A2	20	20
Ginnie Mae REMIC Trust,
1.45%, Due 4/16/2039, 2013-45 AB	1,741	1,724
2.17%, Due 4/16/2041, 2012 44 A	1,816	1,837
3.20%, Due 11/16/2044, 2011-92 B	2,737	2,803
GS Mortgage Securities Corp., II,
3.849%, Due 12/10/2043, 2010-C2 A1B	493	501
3.645%, Due 3/10/2044, 2011-GC3 A2B	462	465
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1B	17	17
4.388%, Due 2/15/2046, 2011-C3 A3B	600	638
5.695%, Due 2/12/2049, 2007-CB19 A4	398	421
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	429	449
Wachovia Bank Commercial Mortgage Trust, 5.710%, Due 6/15/2049, 2007-C32 A2	31	31

Total Commercial Mortgage-Backed Obligations (Cost $8,805)		8,915

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.28%
Federal Home Loan Mortgage Corporation - 4.85%
5.00%, Due 2/1/2021	88	94
4.50%, Due 4/1/2021	90	94
5.00%, Due 9/1/2035	239	265
5.50%, Due 4/1/2037	60	67
5.00%, Due 3/1/2038	116	127
5.50%, Due 5/1/2038	87	97
4.00%, Due 1/1/2041	762	811
4.50%, Due 2/1/2041	664	722
3.50%, Due 6/1/2042	1,864	1,939

		4,216

Federal National Mortgage Association - 10.60%
3.50%, Due 1/1/2026	162	172
6.50%, Due 7/1/2032	70	82
5.50%, Due 6/1/2033	101	114

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 9/1/2034	$59	$65
5.50%, Due 12/1/2035	109	122
5.00%, Due 2/1/2036	87	96
5.50%, Due 4/1/2036	140	157
5.50%, Due 2/1/2037	88	99
6.00%, Due 9/1/2037	53	60
6.00%, Due 1/1/2038	66	75
4.50%, Due 1/1/2040	445	484
4.00%, Due 9/1/2040	364	389
4.00%, Due 1/1/2041	1,271	1,360
3.00%, Due 6/1/2043	1,326	1,339
3.00%, Due 8/1/2043	894	903
3.50%, Due 8/13/2045 G	1,700	1,764
4.00%, Due 8/13/2045 G	800	851
4.50%, Due 8/1/2099 G	1,000	1,085

		9,217

Government National Mortgage Association - 0.83%
6.00%, Due 2/15/2033	228	266
5.50%, Due 4/15/2033	234	268
5.00%, Due 5/15/2033	167	187

		721

Total U.S. Agency Mortgage-Backed Obligations (Cost $13,577)		14,154

U.S. TREASURY OBLIGATIONS - 10.03%

0.875%, Due 1/31/2017	1,000	1,005
0.75%, Due 12/31/2017	600	599
1.375%, Due 9/30/2018	1,000	1,009
1.125%, Due 5/31/2019	1,000	995
1.50%, Due 1/31/2022	2,000	1,953
2.00%, Due 2/15/2022	1,500	1,511
6.875%, Due 8/15/2025	250	357
5.25%, Due 11/15/2028	550	730
4.75%, Due 2/15/2037	420	561

Total U.S. Treasury Obligations (Cost $8,375)		8,720

	Shares
SHORT-TERM INVESTMENTS - 3.30% (Cost $2,870)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,869,968	2,870

TOTAL INVESTMENTS - 102.53% (Cost $85,502)		89,137
LIABILITIES, NET OF OTHER ASSETS - (2.53%)		(2,206)

TOTAL NET ASSETS - 100.00%		$86,931

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,146 or 10.52% of net assets. The Fund has no right to demand registration of these securities.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	LP - Limited Partnership.
G	TBA - To Be Announced.

Top Ten Holdings (% Net Assets)
Ginnie Mae REMIC Trust, 3.200%, Due 11/16/44		3.2
Freddie Mac Gold Pool, 3.50%, Due 6/1/42		2.2
Ginnie Mae REMIC Trust, 2.170%, Due 4/16/41		2.1
Ginnie Mae REMIC Trust, 1.450%, Due 4/16/39		2.0
Fannie Mae TBA, 4.000%, Due 8/13/45		2.0
Fannie Mae Pool, 5.00%, Due 1/1/41		1.6
Fannie Mae Pool, 3.000%, Due 6/1/43		1.5
National Credit Union Administration, 0.625%, Due 3/11/20		1.4
Fannie Mae TBA, 4.500%, Due 8/1/2099		1.2
Fannie Mae Pool, 3.000%, Due 8/1/43		1.0

Total Fund Holdings	231

Sector Allocation (% Equities)
Finance	40.0
Service	16.3
Utilities	9.6
Energy	7.4
Telecommunications	6.6
Manufacturing	6.3
Consumer	4.3
Consumer Discretionary	3.5
Financials	2.5
Transportation	1.9
Materials	1.6

Sector Allocation (% Bonds)
Mortgage-Backed Obligations	18.1
Finance	17.2
Manufacturing	15.5
Service	11.8
CMBS	11.2
U.S. Treasury Notes/Bonds	10.9
Telecommunications	3.5
Utilities	3.4
Energy	3.2
Asset-Backed Obligations	2.1
Consumer	1.6
Transportation	1.5

American Beacon Intermediate Bond Fund

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 37.72%
Consumer - 1.19%
Altria Group, Inc.,
4.75%, Due 5/5/2021	$390	$423
2.85%, Due 8/9/2022	650	630
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	260
General Mills, Inc., 2.20%, Due 10/21/2019	1,500	1,497
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022A	415	419
5.00%, Due 7/15/2035A	415	430
Reynolds American, Inc., 5.85%, Due 8/15/2045	230	247
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042A	400	419

		4,325

Energy - 3.04%
Apache Corp., 5.10%, Due 9/1/2040	200	191
Buckeye Partners LP, 4.875%, Due 2/1/2021B	335	351
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	548
6.25%, Due 3/15/2038	360	391
Columbia Pipeline Group, Inc., 4.50%, Due 6/1/2025A	555	552
Devon Energy Corp., 4.75%, Due 5/15/2042	400	376
Energy Transfer Partners LP, 4.65%, Due 6/1/2021B	435	446
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039C	390	431
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	429
Halliburton Co., 3.25%, Due 11/15/2021	895	913
Husky Energy, Inc., 3.95%, Due 4/15/2022	695	690
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	335	329
Occidental Petroleum Corp., 4.625%, Due 6/15/2045	275	278
Phillips 66,
2.95%, Due 5/1/2017	480	492
4.30%, Due 4/1/2022	300	316
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044B	305	282
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	965	999
Shell International Finance BV, 1.125%, Due 8/21/2017	1,160	1,159
Spectra Energy Partners LP, 4.60%, Due 6/15/2021B	235	251
Sunoco Logistics Partners Operations LP, 4.25%, Due 4/1/2024B	200	193
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	405
7.625%, Due 1/15/2039	305	406
6.10%, Due 6/1/2040	290	328
Williams Partners LP, 3.90%, Due 1/15/2025B	310	289

		11,045

Finance - 13.43%
AEGON Funding Co., LLC, 5.75%, Due 12/15/2020C	400	454
Aetna, Inc., 4.75%, Due 3/15/2044	515	516
American Express Co., 4.05%, Due 12/3/2042	458	430
American Express Credit Corp.,
2.375%, Due 3/24/2017	625	636
2.125%, Due 3/18/2019	780	784
American International Group, Inc.,
4.875%, Due 6/1/2022	1,000	1,106
4.50%, Due 7/16/2044	395	380

	Par Amount	Fair Value
	(000’s)	(000’s)
Bank of America Corp.,
7.80%, Due 9/15/2016	$700	$749
2.60%, Due 1/15/2019	1,135	1,149
6.11%, Due 1/29/2037	360	412
5.00%, Due 1/21/2044	1,100	1,159
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	860	860
2.20%, Due 3/4/2019	710	715
Barclays Bank PLC, 3.75%, Due 5/15/2024D	2,100	2,127
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018C	1,035	1,168
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	406
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	810	815
Capital One Financial Corp., 2.45%, Due 4/24/2019	580	580
Citigroup, Inc.,
8.50%, Due 5/22/2019	1,650	2,013
4.40%, Due 6/10/2025	1,495	1,507
5.875%, Due 1/30/2042	500	586
CNA Financial Corp., 7.35%, Due 11/15/2019	480	568
ERP Operating LP, 3.00%, Due 4/15/2023B	290	283
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	414
6.00%, Due 8/7/2019	350	402
5.50%, Due 1/8/2020	800	908
5.30%, Due 2/11/2021	250	282
3.10%, Due 1/9/2023	1,060	1,064
5.875%, Due 1/14/2038	320	392
Goldman Sachs Group, Inc.,
6.25%, Due 9/1/2017	1,100	1,202
5.95%, Due 1/18/2018	970	1,065
6.00%, Due 6/15/2020	990	1,135
5.75%, Due 1/24/2022	500	573
3.50%, Due 1/23/2025	325	318
Health Care REIT, Inc.,
4.125%, Due 4/1/2019E	350	370
5.25%, Due 1/15/2022E	500	548
Humana, Inc., 3.15%, Due 12/1/2022	515	502
JPMorgan Chase & Co.,
0.616%, Due 6/13/2016F	480	479
3.625%, Due 5/13/2024	1,900	1,909
3.875%, Due 9/10/2024	570	563
5.50%, Due 10/15/2040	1,000	1,132
KeyCorp, 5.10%, Due 3/24/2021	385	427
Liberty Mutual Group, Inc., 4.25%, Due 6/15/2023A	480	495
MetLife, Inc.,
6.375%, Due 6/15/2034	500	624
4.721%, Due 12/15/2044	600	624
Morgan Stanley,
7.30%, Due 5/13/2019	1,120	1,317
5.625%, Due 9/23/2019	600	672
2.65%, Due 1/27/2020	855	858
4.35%, Due 9/8/2026	575	574
PNC Funding Corp., 3.30%, Due 3/8/2022	535	548
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	450	533
4.60%, Due 5/15/2044	1,000	984

	Par Amount	Fair Value
	(000’s)	(000’s)
Simon Property Group LP,
2.20%, Due 2/1/2019B	$950	$960
3.375%, Due 10/1/2024B	1,000	1,000
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	630	648
Toronto Dominion Bank, 2.625%, Due 9/10/2018	880	903
UBS AG, 5.875%, Due 12/20/2017	1,163	1,276
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	400	393
3.95%, Due 10/15/2042	350	320
US Bancorp, 1.95%, Due 11/15/2018	1,660	1,676
Ventas Realty LP, 5.70%, Due 9/30/2043B	290	316
Wells Fargo & Co.,
2.15%, Due 1/15/2019	405	408
2.15%, Due 1/30/2020	325	323
4.30%, Due 7/22/2027	300	305

		48,845

Manufacturing - 8.17%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	315	311
Altera Corp., 2.50%, Due 11/15/2018	115	117
American Honda Finance Corp., 3.875%, Due 9/21/2020A	500	535
Apple, Inc., 2.40%, Due 5/3/2023	1,080	1,032
BAE Systems Holdings, Inc., 3.80%, Due 10/7/2024A	1,000	1,006
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	375	378
Caterpillar Financial Services Corp., 1.625%, Due 6/1/2017	585	590
Cummins, Inc., 3.65%, Due 10/1/2023	290	303
Daimler Finance North America LLC,
2.25%, Due 9/3/2019A C	500	497
2.45%, Due 5/18/2020A C	1,000	993
Delphi Corp., 4.15%, Due 3/15/2024	705	729
Dow Chemical Co.,
4.25%, Due 11/15/2020	515	548
4.125%, Due 11/15/2021	400	421
3.50%, Due 10/1/2024	600	586
Eaton Corp., PLC,
5.60%, Due 5/15/2018D	395	434
2.75%, Due 11/2/2022D	335	326
Eaton Electric Holdings LLC, 3.875%, Due 12/15/2020C	665	700
EMC Corp., 1.875%, Due 6/1/2018	805	806
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017C	700	726
5.875%, Due 8/2/2021C	600	676
General Electric Co., 5.25%, Due 12/6/2017	380	413
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	427
4.05%, Due 9/15/2022	350	357
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	500	500
Intel Corp., 3.30%, Due 10/1/2021	465	480
John Deere Capital Corp.,
1.05%, Due 10/11/2016	565	567
1.30%, Due 3/12/2018	475	473
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	525
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	582
LYB International Finance BV, 4.00%, Due 7/15/2023	600	610
Microsoft Corp., 3.75%, Due 2/12/2045	575	526

	Par Amount	Fair Value
	(000’s)	(000’s)
Monsanto Co.,
1.15%, Due 6/30/2017	$950	$943
4.40%, Due 7/15/2044	420	374
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019A	900	910
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	200	222
3.85%, Due 4/15/2045	615	542
Nucor Corp.,
4.125%, Due 9/15/2022	325	337
4.00%, Due 8/1/2023	325	328
Oracle Corp.,
2.25%, Due 10/8/2019	630	634
3.25%, Due 5/15/2030	2,000	1,854
4.30%, Due 7/8/2034	630	632
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	595	597
2.20%, Due 9/15/2019	325	328
Pentair Finance S.A., 3.15%, Due 9/15/2022	420	409
Qualcomm, Inc., 3.00%, Due 5/20/2022	345	336
Rio Tinto Finance USA Ltd., 3.75%, Due 6/15/2025	690	673
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	1,455	1,460
United Technologies Corp.,
1.80%, Due 6/1/2017	725	735
6.125%, Due 7/15/2038	600	739
Xerox Corp., 2.95%, Due 3/15/2017	175	179
Xilinx, Inc., 2.125%, Due 3/15/2019	300	301

		29,707

Service - 5.24%
AbbVie, Inc.,
1.75%, Due 11/6/2017	455	456
2.90%, Due 11/6/2022	330	320
Actavis Funding SCS, 4.55%, Due 3/15/2035	200	188
Alibaba Group Holding Ltd., 3.60%, Due 11/28/2024A	1,000	960
Baxalta, Inc., 4.00%, Due 6/23/2025A	415	411
Baxter International, Inc., 1.85%, Due 6/15/2018	525	524
Bayer US Finance LLC, 2.375%, Due 10/8/2019A C	500	504
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	470	468
3.875%, Due 5/15/2024	465	474
Cardinal Health, Inc., 3.20%, Due 3/15/2023	635	624
CBS Corp., 3.375%, Due 3/1/2022	1,000	987
Celgene Corp., 5.25%, Due 8/15/2043	310	324
Comcast Corp.,
5.875%, Due 2/15/2018	800	888
6.55%, Due 7/1/2039	800	1,010
CVS Health Corp., 1.90%, Due 7/20/2018	455	457
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040C	225	245
eBay, Inc., 1.35%, Due 7/15/2017	520	515
Genzyme Corp., 5.00%, Due 6/15/2020	270	306
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017D	945	950
Home Depot, Inc., 2.70%, Due 4/1/2023	330	325
Lowe’s Companies, Inc., 4.25%, Due 9/15/2044	330	330
MasterCard, Inc., 3.375%, Due 4/1/2024	575	588
McKesson Corp.,
3.25%, Due 3/1/2016	200	203
3.796%, Due 3/15/2024	600	609

	Par Amount	Fair Value
	(000’s)	(000’s)
Medtronic, Inc., 4.375%, Due 3/15/2035A	$330	$330
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	246
Sanofi,
1.25%, Due 4/10/2018	235	234
4.00%, Due 3/29/2021	340	366
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	246
4.30%, Due 11/23/2023	400	416
3.85%, Due 9/29/2024	600	598
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,194
4.75%, Due 3/29/2021	350	379
Viacom, Inc., 4.50%, Due 2/27/2042	500	412
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	580	583
3.80%, Due 11/18/2024	500	490
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	570
Zimmer Biomet Holdings, Inc., 3.55%, Due 4/1/2025	340	329

		19,059

Telecommunications - 2.64%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	375	441
AT&T, Inc.,
2.45%, Due 6/30/2020	345	339
3.40%, Due 5/15/2025	500	478
4.50%, Due 5/15/2035	515	477
4.35%, Due 6/15/2045	448	386
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042A	850	866
Orange S.A., 2.125%, Due 9/16/2015	225	225
Rogers Communications, Inc., 5.00%, Due 3/15/2044	790	790
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	780	841
3.50%, Due 11/1/2024	350	344
6.40%, Due 9/15/2033	780	902
6.90%, Due 4/15/2038	900	1,094
6.55%, Due 9/15/2043	850	1,004
Vodafone Group PLC, 6.15%, Due 2/27/2037D	1,310	1,421

		9,608

Transportation - 0.91%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030C	520	735
5.75%, Due 5/1/2040C	440	520
5.15%, Due 9/1/2043C	500	547
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	441
CSX Corp., 5.50%, Due 4/15/2041	425	486
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	330
Union Pacific Corp., 3.375%, Due 2/1/2035	260	237

		3,296

Utilities - 3.10%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	404
4.625%, Due 12/1/2054	235	233
Delmarva Power & Light Co., 3.50%, Due 11/15/2023	510	522
Dominion Resources, Inc., 4.70%, Due 12/1/2044	1,000	995
Duke Energy Corp., 3.55%, Due 9/15/2021	710	735
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	390	407

	Par Amount	Fair Value
	(000’s)	(000’s)
Duke Energy Progress LLC, 4.15%, Due 12/1/2044C	$465	$461
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,198
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	435	466
Progress Energy, Inc., 4.875%, Due 12/1/2019	450	492
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	295	299
Southern Co.,
2.15%, Due 9/1/2019	390	387
2.75%, Due 6/15/2020	1,500	1,513
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	822
Union Electric Co., 6.70%, Due 2/1/2019	440	511
WEC Energy Group, Inc., 3.55%, Due 6/15/2025	420	421
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,411

		11,277

Total Corporate Obligations (Cost $134,162)		137,162

FOREIGN GOVERNMENT OBLIGATIONS - 0.08% (Cost $300)
Energy - 0.08%
Petrobras Global Finance BV, 3.875%, Due 1/27/2016	300	300

ASSET-BACKED OBLIGATIONS - 4.95%
Ally Auto Receivables Trust, 1.39%, Due 9/16/2019, 2015 1 A3	915	915
American Express Credit Account Master Trust, 1.26%, Due 1/15/2020, 2014 2 A	850	851
AmeriCredit Automobile Receivables Trust, 1.15%, Due 6/10/2019, 2014 3 A3	960	961
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	981
Capital One Multi-Asset Execution Trust, 1.48%, Due 7/15/2020, 2014 A5 A	1,400	1,407
Ford Credit Auto Lease Trust, 0.90%, Due 6/15/2017, 2014 A A4	440	440
Ford Credit Auto Owner Trust, 2.03%, Due 8/15/2020, 2015 A B	1,100	1,104
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,708
1.40%, Due 8/15/2019, 2014 4 A1	1,790	1,792
GM Financial Automobile Leasing Trust, 1.68%, Due 12/20/2018, 2015 2 A3	1,500	1,505
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	550	550
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	410	410
0.90%, Due 12/16/2019, 2014 A A4	1,405	1,405
National Credit Union Administration,
0.587%, Due 3/11/2020, 2011 R3 1AF	1,852	1,858
0.637%, Due 10/7/2020, 2010 R1 1AF	1,385	1,392
Volkswagen Auto Lease Trust, 1.25%, Due 12/20/2017, 2015 A A3	705	706

Total Asset-Backed Obligations (Cost $17,946)		17,985

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.12%
Freddie Mac (REMIC), 0.587%, Due 12/15/2040, 3891 DFF	420	422

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.46%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	13	13
5.623%, Due 4/10/2049, 2007-2 A2	26	26
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	768	798
5.54%, Due 9/11/2041, 2006-PW13 A4	1,152	1,187
Ginnie Mae REMIC Trust,
2.174%, Due 7/16/2038, 2011-147 A	2,229	2,232
1.45%, Due 4/16/2039, 2013-45 AB	2,612	2,586

	Par Amount	Fair Value
	(000’s)	(000’s)
2.586%, Due 9/16/2039, 2014-31 AB	$964	$977
2.17%, Due 4/16/2041, 2012 44 A	3,632	3,673
1.732%, Due 5/16/2042, 2012 70 A	2,443	2,446
2.70%, Due 4/16/2043, 2011-109 AB	1,400	1,421
3.20%, Due 11/16/2044, 2011-92 B	2,549	2,609
GS Mortgage Securities Corp., II,
3.679%, Due 8/10/2043, 2010-C1 A1A	202	209
3.849%, Due 12/10/2043, 2010-C2 A1A	607	617
3.645%, Due 3/10/2044, 2011-GC3 A2A	462	465
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010-C1 A1A	24	24
5.695%, Due 2/12/2049, 2007-CB19 A4	547	578
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	965
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	525	549
Wachovia Bank Commercial Mortgage Trust, 5.710%, Due 6/15/2049, 2007-C32 A2	49	49
Wells Fargo Commercial Mortgage Trust, 3.412%, Due 9/15/2048, 2015 C30 ASB	1,230	1,267
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	770	807

Total Commercial Mortgage-Backed Obligations (Cost $23,272)		23,498

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.02%
Federal Home Loan Mortgage Corporation - 2.55%
3.00%, Due 7/1/2033	3,756	3,852
3.50%, Due 3/1/2042	696	724
3.50%, Due 6/1/2042	3,106	3,231
3.50%, Due 2/1/2043	1,422	1,479

		9,286

Federal National Mortgage Association - 17.96%
4.00%, Due 5/1/2026	136	145
4.00%, Due 6/1/2026	1,580	1,686
3.00%, Due 8/1/2027	553	575
3.00%, Due 11/1/2027	1,061	1,105
3.50%, Due 1/1/2028	2,359	2,495
5.00%, Due 3/1/2034	123	137
4.50%, Due 4/1/2034	354	386
5.50%, Due 6/1/2034	78	88
4.50%, Due 9/1/2034	39	43
3.50%, Due 10/1/2034	2,585	2,731
5.50%, Due 2/1/2035	136	154
5.00%, Due 5/1/2035	1,710	1,893
5.00%, Due 11/1/2035	103	114
5.50%, Due 12/1/2035	84	94
5.00%, Due 2/1/2036	87	96
5.50%, Due 4/1/2036	175	196
6.00%, Due 9/1/2036	33	37
6.50%, Due 12/1/2036	73	83
5.50%, Due 2/1/2037	88	99
6.00%, Due 9/1/2037	80	90
6.00%, Due 1/1/2038	106	120
5.50%, Due 3/1/2038	220	249
5.00%, Due 4/1/2038	81	89
5.50%, Due 6/1/2038	55	62
4.50%, Due 1/1/2040	989	1,076
5.00%, Due 5/1/2040	879	976
5.00%, Due 6/1/2040	1,197	1,330

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 9/1/2040	$697	$745
4.00%, Due 12/1/2040	3,435	3,675
4.00%, Due 1/1/2041	1,738	1,854
4.00%, Due 2/1/2041	845	904
5.00%, Due 3/1/2041	832	922
4.50%, Due 4/1/2041	2,004	2,179
4.50%, Due 5/1/2041	421	458
4.50%, Due 8/1/2041	2,098	2,283
4.00%, Due 9/1/2041	1,786	1,906
4.50%, Due 10/1/2041	820	897
4.00%, Due 11/1/2041	526	562
5.00%, Due 3/1/2042	725	808
3.50%, Due 9/1/2042	836	870
4.00%, Due 11/1/2042	295	315
3.50%, Due 1/1/2043	874	909
4.50%, Due 1/1/2043	584	637
3.00%, Due 5/1/2043	1,758	1,776
3.00%, Due 6/1/2043	4,960	5,009
3.50%, Due 7/1/2043	715	744
3.00%, Due 8/1/2043	3,590	3,623
3.50%, Due 8/1/2044	1,079	1,121
4.00%, Due 9/1/2044	818	876
3.50%, Due 11/1/2044	2,122	2,205
4.00%, Due 4/1/2045	819	874
3.50%, Due 8/13/2045 G	7,300	7,576
4.00%, Due 8/13/2045 G	5,100	5,426

		65,303

Government National Mortgage Association - 5.51%
6.50%, Due 3/15/2028	95	111
6.00%, Due 4/15/2031	111	129
4.50%, Due 5/15/2039	1,990	2,164
5.50%, Due 2/15/2040	364	409
4.50%, Due 6/15/2040	761	833
3.50%, Due 9/15/2041	1,465	1,537
3.50%, Due 3/15/2043	1,469	1,545
5.50%, Due 2/20/2034	116	131
4.50%, Due 10/20/2040	815	890
4.00%, Due 1/20/2045	1,887	2,004
4.00%, Due 2/20/2045	2,845	3,021
3.50%, Due 3/20/2045	3,010	3,156
5.00%, Due 3/20/2045	2,052	2,241
3.50%, Due 6/20/2045	1,796	1,879

		20,050

Total U.S. Agency Mortgage-Backed Obligations (Cost $93,514)		94,639

U.S. TREASURY OBLIGATIONS - 25.54%

3.125%, Due 10/31/2016	6,400	6,612
0.875%, Due 1/31/2017	5,500	5,529
0.75%, Due 12/31/2017	4,600	4,593
1.375%, Due 9/30/2018	4,450	4,491
1.125%, Due 5/31/2019	3,000	2,985
1.25%, Due 2/29/2020	6,000	5,940
1.75%, Due 10/31/2020	10,400	10,456

	Par Amount	Fair Value
	(000’s)	(000’s)
2.00%, Due 11/15/2021	$5,975	$6,028
2.00%, Due 2/15/2022	14,370	14,475
1.625%, Due 11/15/2022	7,000	6,826
2.50%, Due 8/15/2023	7,500	7,738
2.375%, Due 8/15/2024	6,060	6,158
6.875%, Due 8/15/2025	770	1,098
5.25%, Due 11/15/2028	750	996
4.75%, Due 2/15/2037	800	1,068
4.50%, Due 8/15/2039	1,700	2,195
3.125%, Due 11/15/2041	5,450	5,685

Total U.S. Treasury Obligations (Cost $91,080)		92,873

	Shares

SHORT-TERM INVESTMENTS - 2.40%
JPMorgan U.S. Government Money Market Fund, Capital Class	3,729,059	3,729

U.S. Treasury Bills - 1.37%
U.S. Treasury Bill, 0.01%, Due 9/24/2015	5,000,000	5,000

Total Short-Term Investments (Cost 8,729)		8,729

TOTAL INVESTMENTS - 103.29% (Cost $369,423)		375,608
LIABILITIES, NET OF OTHER ASSETS - (3.29%)		(11,952)

TOTAL NET ASSETS - 100.00%		$363,656

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,642 or 2.93% of net assets. The Fund has no right to demand registration of these securities.
B	LP - Limited Partnership.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	TBA - To Be Announced.

Top Ten Holdings (% Net Assets)
Fannie Mae TBA, 4.000%, Due 8/13/45		1.5
Fannie Mae Pool, 3.000%, Due 6/1/43		1.4
U.S. Treasury Bill, 0.010%, Due 9/24/2015		1.4
Freddie Mac Gold Pool, 3.000%, Due 7/1/33		1.1
Fannie Mae Pool, 3.000%, Due 8/1/43		1.0
Fannie Mae Pool, 4.00%, Due 12/1/40		1.0
Ginnie Mae REMIC Trust, 2.170%, Due 4/16/41		1.0
Freddie Mac Gold Pool, 3.50%, Due 6/1/42		0.9
Ginnie Mae II Pool, 3.500%, Due 3/20/2045		0.9

Total Fund Holdings	353

Sector Allocation (% Bonds)
Mortgage-Backed Obligations	25.8
U.S. Treasury Notes/Bonds	25.3
Finance	13.3
Manufacturing	8.1
CMBS	6.4
Service	5.2
Asset-Backed Obligations	4.9
Utilities	3.1
Energy	3.1
Telecommunications	2.6
Consumer	1.2
Transportation	0.9
Collateralized Mortgage Obligations	0.1

American Beacon Short-Term Bond Fund

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 34.74%
Finance - 19.23%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	$3,000	$3,007
Bank America Corp., 3.625%, Due 3/17/2016	4,420	4,495
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, Due 9/9/2016A	3,000	3,014
Barclays Bank PLC, 5.00%, Due 9/22/2016B	995	1,040
Citigroup, Inc.,
1.255%, Due 7/25/2016C	1,000	1,003
0.954%, Due 11/15/2016C	1,000	1,002
0.822%, Due 3/10/2017C	1,000	997
Credit Suisse/New York NY, 1.70%, Due 4/27/2018	2,000	1,990
Danske Bank A/S, 3.875%, Due 4/14/2016A	3,000	3,060
Deutsche Bank AG/London, 3.25%, Due 1/11/2016	3,700	3,739
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,024
Goldman Sachs Group, Inc., 3.625%, Due 2/7/2016	3,270	3,315
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	3,500	3,552
3.15%, Due 7/5/2016	2,273	2,316
Morgan Stanley, 3.80%, Due 4/29/2016	3,000	3,065
Sumitomo Mitsui Banking Corp., 1.45%, Due 7/19/2016	2,350	2,359
UBS AG/Stamford CT, 1.375%, Due 6/1/2017	1,000	997
Wells Fargo & Company, 3.676%, Due 6/15/2016	3,500	3,587

		45,562

Manufacturing - 5.31%
American Honda Finance Corp., 1.00%, Due 8/11/2015A	2,000	2,000
Daimler Finance North America LLC, 3.00%, Due 3/28/2016A D	3,500	3,547
Ford Motor Credit Co., LLC, 4.25%, Due 2/3/2017D	1,000	1,038
Nissan Motor Acceptance Corp., 0.981%, Due 9/26/2016A C	3,000	3,012
Volkswagen Group of America Finance LLC, 1.65%, Due 5/22/2018A	3,000	2,987

		12,584

Service - 5.06%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,003
Alibaba Group Holding Ltd., 1.625%, Due 11/28/2017A	3,000	2,986
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,000
Medtronic, Inc., 1.50%, Due 3/15/2018A	2,000	1,999
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	999
Walgreens Boots Alliance, Inc., 1.75%, Due 11/17/2017	2,000	2,006

		11,993

Telecommunications - 4.65%
AT&T, Inc., 1.195%, Due 11/27/2018	3,000	3,010
British Telecommunications PLC, 1.625%, Due 6/28/2016B	3,000	3,011
Verizon Communications, Inc., 1.35%, Due 6/9/2017	5,000	4,995

		11,016

Utilities - 0.49%
Dominion Resources, Inc., 1.95%, Due 8/15/2016	1,149	1,159

Total Corporate Obligations (Cost $83,091)		82,314

ASSET-BACKED OBLIGATIONS - 14.13%
Capital Auto Receivables Asset Trust, 1.32%, Due 6/20/2018, 2014 1 A3	3,000	3,007
Chrysler Capital Auto Receivables Trust, 0.91%, Due 4/16/2018, 2013-AA A3A	2,560	2,563
Citibank Credit Card Issuance Trust, 1.32%, Due 9/7/2018, 2013 A6 A6	5,000	5,027
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,001

	Par Amount	Fair Value
	(000’s)	(000’s)
Golden Credit Card Trust, 0.617%, Due 9/15/2018, 2013-2A AA C	$3,000	$3,001
MMCA Auto Owner Trust, 1.21%, Due 12/16/2019, 2014 A A3A	2,955	2,956
National Credit Union Administration,
0.637%, Due 1/8/2020, 2011 R1 1AC	3,846	3,865
0.587%, Due 2/6/2020, 2011 R2 1AC	1,056	1,060
0.587%, Due 3/11/2020, 2011 R3 1AC	3,672	3,683
1.84%, Due 10/7/2020, 2010-R1 2A	57	57
Synchrony Credit Card Master Note Trust, 1.61%, Due 11/15/2020, 2014 1 A	2,000	2,009
Toyota Auto Receivables Owner Trust, 0.93%, Due 7/16/2018, 2014 C A3	2,000	1,999
Volkswagen Auto Lease Trust, 0.84%, Due 7/20/2016, 2013 A A3	1,250	1,251
Volkswagen Auto Loan Enhanced Trust, 0.85%, Due 8/22/2016, 2012-1 A3	8	8

Total Asset-Backed Obligations (Cost $33,517)		33,487

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.04%
Banc of America Commercial Mortgage Trust, 5.623%, Due 4/10/2049, 2007-2 A2	24	24
Ginnie Mae REMIC Trust,
2.45%, Due 7/16/2032, 2011-109 A	5	5
2.25%, Due 8/16/2034, 2011-78 A	374	375
2.21%, Due 12/16/2035, 2011-31 A	738	740
2.45%, Due 7/16/2038, 2011-49 A	1,263	1,281
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	32	32

Total Commercial Mortgage-Backed Obligations (Cost $2,460)		2,457

U.S. TREASURY OBLIGATIONS - 48.55%
0.875%, Due 11/30/2016	10,000	10,053
0.625%, Due 12/15/2016	15,000	15,026
0.625%, Due 5/31/2017	20,000	19,991
0.625%, Due 6/30/2017	20,000	19,991
0.625%, Due 8/31/2017	20,000	19,964
0.625%, Due 9/30/2017	20,000	19,952
0.875%, Due 1/31/2018	5,000	5,004
1.375%, Due 7/31/2018	5,000	5,055

Total U.S. Treasury Obligations (Cost $115,092)		115,036

	Shares
SHORT-TERM INVESTMENTS - 1.00% (Cost $2,373)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,373,326	2,373

TOTAL INVESTMENTS - 99.46% (Cost $236,533)		235,667
OTHER ASSETS, NET OF LIABILITIES - 0.54%		1,260

TOTAL NET ASSETS - 100.00%		$236,927

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,164 or 14.42% of net assets. The Fund has no right to demand registration of these securities.
B	PLC - Public Limited Company.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	LLC - Limited Liability Company.

Top Ten Holdings (% Net Assets)
Verizon Communications, Inc., 1.350%, Due 6/9/2017		2.1
Citibank Credit Card Issuance Trust, 1.320%, Due 9/7/2018		2.1
Bank America Corp., 3.625%, Due 3/17/16		1.9
National Credit Union Administration, 0.625%, Due 3/11/20		1.6
National Credit Union Administration, 0.606%, Due 1/8/20		1.6
Deutsche Bank AG/London, 3.250%, Due 1/11/16		1.6
Wells Fargo & Company, 3.676%, Due 6/15/16		1.5
Daimler Finance North America LLC, 3.000%, Due 3/28/16, 144A		1.5
JPMorgan Chase & Co., 3.450%, Due 3/1/16		1.5
Goldman Sachs Group, Inc., 3.625%, Due 2/7/2016		1.4

Total Fund Holdings	61

Sector Allocation (% Bonds)
U.S. Treasury Notes/Bonds	49.3
Finance	19.5
Asset-Backed Obligations	14.4
Manufacturing	5.4
Service	5.1
Telecommunications	4.7
CMBS	1.1
Utilities	0.5

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of July 31, 2015, the investments were classified as described below (in thousands):

Balanced Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$626,975	$—	$—	$626,975
Preferred Stock	4,831	—	—	4,831
Corporate Obligations	—	119,292	—	119,292
Foreign Government Obligations	—	424	—	424
Asset-Backed Obligations	—	12,877	—	12,877
Commercial Mortgage-Backed Obligations	—	17,382	—	17,382
Collateralized Mortgage Obligations	—	317	—	317
U.S. Agency Mortgage-Backed Obligations	—	76,227	—	76,227
U.S. Treasury Obligations	—	188,243	—	188,243
Municipal Obligations	—	3,122	—	3,122
Short-Term Investments - Money Market Funds	52,234	9,999	—	62,233

Total Investments in Securities	$684,040	$427,883	$—	$1,111,923

Derivative Financial Instruments - Assets[2]
Futures Contracts	$256	$—	$—	$256

Total Derivative Financial Instruments	$256	$—	$—	$256

Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$10,915,067	$—	$—	$10,915,067
Preferred Stock	760	—		760
Short-Term Investments - Money Market Funds	449,922	—	—	449,922

Total Investments in Securities	$11,365,749	$—	$—	$11,365,749

Derivative Financial Instruments - Assets[2]
Futures Contracts	$1,483	$—	$—	$1,483

Total Derivative Financial Instruments	$1,483	$—	$—	$1,483

Mid-Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$750,920	$—	$—	$750,920
Short-Term Investments - Money Market Funds	43,018	—	—	43,018
Securities Lending Collateral - Money Market Funds	8,318	—	—	8,318

Total Investments in Securities	$802,256	$—	$—	$802,256

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(394)	$—	$—	$(394)

Total Derivative Financial Instruments	$(394)	$—	$—	$(394)

Small Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$5,614,887	$—	$—	$5,614,887
Short-Term Investments - Money Market Funds	217,322	—	—	217,322
Security Lending Collateral - Money Market Funds	157,710	—	—	157,710

Total Investments in Securities	$5,989,919	$—	$—	$5,989,919

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(3,805)	$—	$—	$(3,805)

Total Derivative Financial Instruments	$(3,805)	$—	$—	$(3,805)

International Equity[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$2,370,299	$—	$—	$2,370,299
Foreign Preferred Stock	20,415	—	—	20,415
Short-Term Investments - Money Market Funds	105,869	—	—	105,869
Securities Lending Collateral - Money Market Funds	39,413	—	—	39,413

Total Investments in Securities	$2,535,996	$—	$—	$2,535,996

Derivative Financial Instruments-Assets[2]
Futures Contracts	$1,065	$—	$—	$1,065
Foreign Currency Contracts	586	—	—	586

Total Derivative Financial Instruments	$1,651	$—	$—	$1,651

Derivative Financial Instruments-Liabilities[2]
Futures Contracts	$(2)	$—	$—	$(2)
Foreign Currency Contracts	(2,144)	—	—	(2,144)

Total Derivative Financial Instruments	$(2,146)	$—	$—	$(2,146)

Emerging Markets Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$5,459	$—	$—	$5,459
Foreign Common Stock	101,217	430	177	101,824
Foreign Convertible Bonds	—	13	—	13
Domestic Common Stock	439	—	—	439
Short-Term Investments - Money Market Funds	4,976	—	—	4,976

Total Investments in Securities	$112,091	$443	$177	$112,711

Derivative Financial Instruments[2]
Futures Contracts	$(230)	$—	$—	$(230)
Foreign Currency Contracts	(2)	—	—	(2)

Total Derivative Financial Instruments	$(232)	$—	$—	$(232)

High Yield Bond[1]	Level 1	Level 2	Level 3	Total
Common Stock	$402	$—	$103	$505
Convertible Preferred Stocks	—	—	36	36
Rights	—	—	23	23
Convertible Obligations	—	174	—	174
Preferred Stocks	350	—	—	350
Corporate Obligations	—	153,530	103	153,633
Short-Term Investments - Money Market Funds	5,117	—	—	5,117

Total Investments in Securities	$5,869	$153,704	$265	$159,838

Retirement Income and Appreciation Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$227	$—	$—	$227
Preferred Stock	2,906	—	—	2,906
Convertible Preferred Stock	3,429	—	—	3,429
Convertible Obligations	—	15,139	—	15,139
Corporate Obligations	—	30,234	—	30,234
Foreign Government Obligations	—	536	—	536
Asset-Backed Obligations	—	1,690	—	1,690
Collateralized Mortgage Obligations	—	317	—	317
Commercial Mortgage-Backed Obligations	—	8,915	—	8,915
U.S. Agency Mortgage-Backed Obligations	—	14,154	—	14,154
U.S. Treasury Obligations	—	8,720	—	8,720
Short-Term Investments - Money Market Funds	2,870	—	—	2,870

Total Investments in Securities	$9,432	$79,705	$—	$89,137

Intermediate Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$137,162	$—	$137,162
Foreign Government Obligations	—	300	—	300
Asset-Backed Obligations	—	17,985	—	17,985
Collateralized Mortgage Obligations	—	422	—	422
Commercial Mortgage-Backed Obligations	—	23,498	—	23,498
U.S. Agency Mortgage-Backed Obligations	—	94,639	—	94,639
U.S. Treasury Obligations	—	92,873	—	92,873
Short-Term Investments - Money Market Funds	8,729	—	—	8,729

Total Investments in Securities	$8,729	$366,879	$—	$375,608

Short-Term Bond Fund[1]	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$82,314	$—	$82,314
Asset-Backed Obligations	—	33,487	—	33,487
Commercial Mortgage-Backed Obligations	—	2,457	—	2,457
U.S. Treasury Obligations	—	115,036	—	115,036
Short-Term Investments - Money Market Funds	2,373	—	—	3,785

Total Investments in Securities	$2,373	$233,294	$—	$235,667

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.

During the quarter ended July 31, 2015, the International Equity Fund transferred securities with a value of $2,044,249 from Level 2 to Level 1; the Emerging Markets Fund transferred securities with a value of $69,528 from Level 2 to Level 1 and $177 from Level 2 to Level 3 of the valuation hierarchy.

The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

			Convertible
	Common		Preferred	Corporate
	Stocks	Rights	Stocks	Obligations	Totals
Balance as of October 31, 2014	$76	$—	$45	$—	$121
Realized gain (loss)	(67)	—	—	(4)	(71)
Change in unrealized appreciation or (depreciation)	14	(48)	(9)	(65)	(108)
Purchases	138	71	—	334	543
Sales	58	—	—	162	220
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—

Balance as of July 31, 2015	103	23	36	103	265

Change in unrealized at period end*	$14	$(48)	$(9)	$(65)	$(108)

Valuation Technique	Indicative bid quote	Indicative bid quote	Indicative bid quote	Financial Analysis
Unobservable Inputs	Broker Quote	Broker Quote	Broker Quote	**
Input Value(s)	$3.20 - $750	$0.15	$750	$80

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.
**	Private company financial information

The following is a reconciliation of Level 3 assets of the Emerging Markets Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

Foreign
Common
Stocks
Balance as of October 31, 2014	$—
Realized gain (loss)	—
Change in unrealized appreciation or (depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	177
Transfer out of Level 3	—

Balance as of July 31, 2015	177

Change in unrealized at period end*	$—

Foreign Common Stocks
Ending Balance as of 7/31/2015	$177
Valuation Technique	Indicative bid quote
Unobservable Inputs	Market Discount
Input Value(s)	$3.60 HKD - $4.41 HKD

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended July 31, 2014 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Mortgage-Related and Other Asset-Backed Securities

The Funds’ may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds’ may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended July 31, 2015, the International Equity and Emerging Markets Funds entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended July 31, 2015, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2015, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$1,018,247	$133,421	$(39,745)	$93,676
Large Cap Value	9,817,865	2,220,157	(672,273)	1,547,884
Mid-Cap Value	767,971	74,566	(40,281)	34,285
Small Cap Value	5,240,934	1,050,989	(302,004)	748,985
International Equity	2,232,824	457,086	(153,914)	303,172
Emerging Markets	140,932	6,970	(35,191)	(28,221)
High Yield Bond	173,966	1,838	(15,966)	(14,128)
Retirement Income and Appreciation	85,828	4,638	(1,329)	3,309
Intermediate Bond	369,727	7,378	(1,497)	5,881
Short-Term Bond	236,533	134	(1,000)	(866)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	September 29, 2015

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date:	September 29, 2015